SPARTAN(REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL INCOME
FUND
AND
FIDELITY  (REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL MONEY
MARKET FUND

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN MICHIGAN MUNICIPAL
INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        19  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE                 23  How the fund has done over
                                 time.

 FUND TALK                   25  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          27  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 28  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        35  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        39  Notes to the financial
                                 statements.

REPORT OF INDEPENDENT        43  The auditors' opinion.
ACCOUNTANTS

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Distributors Corporation.

Other third party marks appearing herein are the property of their
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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED

BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666

FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MI MUNICIPAL INCOME      -2.63%       33.89%        81.91%

LB Michigan Municipal Bond       -2.28%       40.90%        n/a

Michigan Municipal Debt Funds    -4.05%       32.26%        83.22%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MI MUNICIPAL INCOME      -2.63%       6.01%         6.17%

LB Michigan Municipal Bond       -2.28%       7.10%         n/a

Michigan Municipal Debt Funds    -4.05%       5.74%         6.24%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1989/12/31      10000.00                    10000.00
  1990/01/31       9938.32                     9952.70
  1990/02/28      10023.03                    10041.28
  1990/03/31      10018.94                    10044.29
  1990/04/30       9846.03                     9971.57
  1990/05/31      10079.56                    10189.25
  1990/06/30      10165.85                    10278.81
  1990/07/31      10308.54                    10429.91
  1990/08/31      10152.57                    10278.47
  1990/09/30      10203.17                    10284.33
  1990/10/31      10299.84                    10470.89
  1990/11/30      10501.52                    10681.46
  1990/12/31      10514.86                    10727.92
  1991/01/31      10614.77                    10871.89
  1991/02/28      10694.13                    10966.47
  1991/03/31      10715.32                    10970.42
  1991/04/30      10893.24                    11116.33
  1991/05/31      10943.30                    11215.15
  1991/06/30      10927.13                    11204.05
  1991/07/31      11099.52                    11340.52
  1991/08/31      11232.90                    11489.87
  1991/09/30      11356.20                    11639.47
  1991/10/31      11479.79                    11744.22
  1991/11/30      11522.05                    11776.99
  1991/12/31      11780.54                    12029.72
  1992/01/31      11823.20                    12057.15
  1992/02/29      11842.94                    12061.01
  1992/03/31      11856.38                    12065.47
  1992/04/30      11961.46                    12172.86
  1992/05/31      12091.07                    12316.13
  1992/06/30      12303.33                    12522.79
  1992/07/31      12752.53                    12898.23
  1992/08/31      12572.47                    12772.47
  1992/09/30      12657.83                    12856.00
  1992/10/31      12443.94                    12729.63
  1992/11/30      12748.33                    12957.62
  1992/12/31      12903.97                    13089.91
  1993/01/31      13093.10                    13242.15
  1993/02/28      13619.38                    13721.12
  1993/03/31      13463.93                    13576.08
  1993/04/30      13607.66                    13713.07
  1993/05/31      13698.34                    13790.13
  1993/06/30      13933.55                    14020.29
  1993/07/31      13923.28                    14038.66
  1993/08/31      14253.29                    14330.94
  1993/09/30      14433.62                    14494.17
  1993/10/31      14455.57                    14522.15
  1993/11/30      14361.25                    14394.21
  1993/12/31      14688.74                    14698.07
  1994/01/31      14888.24                    14865.92
  1994/02/28      14458.30                    14480.89
  1994/03/31      13804.72                    13891.23
  1994/04/30      13873.29                    14009.03
  1994/05/31      13944.29                    14130.49
  1994/06/30      13903.34                    14044.15
  1994/07/31      14148.36                    14301.58
  1994/08/31      14183.40                    14351.06
  1994/09/30      13991.81                    14140.39
  1994/10/31      13701.63                    13889.26
  1994/11/30      13270.30                    13638.14
  1994/12/31      13586.38                    13938.31
  1995/01/31      13995.10                    14336.67
  1995/02/28      14398.46                    14753.58
  1995/03/31      14278.66                    14923.10
  1995/04/30      14306.32                    14940.71
  1995/05/31      14767.56                    15417.47
  1995/06/30      14596.10                    15283.33
  1995/07/31      14689.31                    15428.22
  1995/08/31      14887.93                    15623.85
  1995/09/30      15003.13                    15722.75
  1995/10/31      15227.55                    15951.36
  1995/11/30      15518.95                    16215.99
  1995/12/31      15680.46                    16371.83
  1996/01/31      15789.52                    16495.43
  1996/02/29      15662.45                    16384.09
  1996/03/31      15429.94                    16174.70
  1996/04/30      15372.63                    16128.93
  1996/05/31      15358.03                    16122.47
  1996/06/30      15535.40                    16298.05
  1996/07/31      15672.92                    16446.36
  1996/08/31      15642.96                    16442.41
  1996/09/30      15821.15                    16672.61
  1996/10/31      15988.17                    16861.17
  1996/11/30      16281.33                    17169.73
  1996/12/31      16210.12                    17097.62
  1997/01/31      16221.92                    17129.94
  1997/02/28      16384.55                    17287.19
  1997/03/31      16150.11                    17056.75
  1997/04/30      16275.68                    17199.52
  1997/05/31      16505.86                    17458.20
  1997/06/30      16689.62                    17644.13
  1997/07/31      17154.80                    18132.87
  1997/08/31      16972.47                    17962.96
  1997/09/30      17202.57                    18176.18
  1997/10/31      17302.03                    18293.06
  1997/11/30      17414.91                    18400.62
  1997/12/31      17672.34                    18669.08
  1998/01/31      17836.39                    18861.75
  1998/02/28      17840.28                    18867.41
  1998/03/31      17852.49                    18884.01
  1998/04/30      17785.29                    18798.84
  1998/05/31      18028.79                    19096.43
  1998/06/30      18099.66                    19171.67
  1998/07/31      18142.03                    19219.79
  1998/08/31      18418.78                    19516.74
  1998/09/30      18646.75                    19759.92
  1998/10/31      18594.55                    19759.52
  1998/11/30      18666.41                    19828.88
  1998/12/31      18681.93                    19878.84
  1999/01/31      18883.42                    20115.20
  1999/02/28      18758.03                    20027.30
  1999/03/31      18768.80                    20055.14
  1999/04/30      18808.58                    20105.08
  1999/05/31      18689.90                    19988.67
  1999/06/30      18405.91                    19700.83
  1999/07/31      18465.61                    19772.54
  1999/08/31      18296.73                    19614.36
  1999/09/30      18338.41                    19622.40
  1999/10/31      18168.04                    19409.70
  1999/11/30      18344.27                    19616.22
  1999/12/31      18190.89                    19470.07
IMATRL PRASUN   SHR__CHT 19991231 20000111 113310 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,191 - an 81.91% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,470 - a 94.70% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  4.62%                     4.91%  5.27%  5.63%   6.15%

Capital returns   -7.25%                    0.80%  3.75%  -2.25%   9.26%

Total returns     -2.63%                    5.71%  9.02%  3.38%   15.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.79(cents)   27.99(cents)   55.13(cents)

Annualized dividend rate    5.16%         5.01%          4.86%

30-day annualized yield     5.08%         -              -

30-day annualized           8.30%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.94 over the past one month, $11.08 over the past six months and $11.34 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A combination of three interest-rate
hikes by the Federal Reserve board,
near-constant inflation
expectations, the continuation of a
strong U.S. equity market and weak
institutional demand all contributed
to a decline in the municipal bond
market in 1999. For the 12-month
period ending December 31, 1999,
the Lehman Brothers Municipal
Bond Index - an index of over
35,000 investment-grade, fixed-rate,
tax-exempt bonds - fell 2.06%.
Retail investors dominated demand,
in contrast to the more typical
institutional buying of recent years.
In comparison to other fixed-income
investments, municipal bonds had
mixed results. Relative to long-term
government bonds, muni
performance was stellar, as the total
return on 30-year Treasuries was the
lowest - according to Morningstar
- since the U.S. Treasury started
regular long bond auctions in 1977.
For the one-year period ending
December 31, 1999, the Lehman
Brothers Long-Term Government
Bond Index fell 8.73%. Spread
sectors fared somewhat better than
their municipal counterparts. The
Lehman Brothers Corporate Bond
Index was down 1.96% for the
period, but mortgage securities
were one of the better domestic debt
offerings of 1999, with a one-year
return of 1.86% according to the
Lehman Brothers Mortgage-Backed
Securities Index. Meanwhile, the
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - posted a
marginally negative return of -0.82%.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan Michigan Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period that ended December 31, 1999, the fund had a total return of -2.63%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned -4.05% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -2.28% for the same 12-month period.

Q. RISING INTEREST RATES MADE 1999 PRETTY DIFFICULT FOR ALL BONDS, INCLUDING MUNICIPAL SECURITIES. WERE THERE ANY TYPES OF MUNICIPALS THAT HELD UP WELL AGAINST THE UNFAVORABLE BACKDROP?

A. Yes, there were. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face
- or par - value. The primary reason why I favored them is because their premium gives them DE MINIMIS protection. This protects certain premium bonds' gains from unfavorable tax treatment that can occur during particular market environments. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates. Separately, the fund was helped by its emphasis on intermediate bonds, with maturities ranging from five to 15 years. Although they went in and out of favor, they ended the year posting better returns than longer-maturity bonds. Finally, bonds issued by the Michigan Hospital Finance Authority for Genesys Regional Hospital performed extremely well when that hospital was acquired by the higher-rated Ascension Health Systems.

Q. WERE THERE ANY BONDS OR STRATEGIES THAT PROVED PARTICULARLY
DISAPPOINTING DURING THE PERIOD?

A. With the exception of Genesys Regional Hospital bonds, the fund's health care holdings performed poorly and detracted from performance. A number of factors weighed on hospital bonds nationwide, including cutbacks in Medicare reimbursements, declining managed care payments and the municipal bond insurance industry's reluctance to insure lower-quality hospital bonds. In addition to those problems, Michigan hospitals faced other challenges, including a more competitive operating environment, particularly in Detroit, than the nation as a whole.

Q. HOW DID YOU MANAGE THE FUND'S DURATION - WHICH MEASURES ITS
INTEREST-RATE SENSITIVITY?

A. I kept the fund's duration in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers Michigan
Municipal Bond Index. At the end of the period, the fund's duration was 7.1 years, which remained in line with the Lehman Brothers index.

Q. WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS SINCE THE LAST REPORT TO SHAREHOLDERS SIX MONTHS AGO?

A. One change had to do with the improvement in the fund's overall credit quality. I added higher-rated bonds from issuers that are less economically sensitive because they provide essential services, such as water, sewer and transportation. Given that more economically sensitive bonds - such as general obligation bonds - offered only a small amount of additional yield, there was really no penalty for getting some measure of protection against a potential economic slowdown.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. The main factor affecting the future of municipals probably will continue to be - as it has been over the past year - the direction of interest rates. But since I don't spend time on interest-rate forecasting, I'll look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter what the interest-rate backdrop. From a technical standpoint, the municipal market is in reasonably good shape. Rising interest rates have curtailed the supply of new issuance, and refundings - or refinancings
- of existing debt have slowed. Given that municipal bonds currently offer attractive values relative to U.S. Treasury securities, I think we could see better demand in the months to come. From a more local standpoint, the Michigan economy continues to enjoy steady growth, which bodes well for the credit quality of bonds issued in the state. That said, I think that conditions now provide attractive opportunities to buy bonds that will provide some measure of protection against a slowing economy, if that were to occur.

NORM LIND ON SUPPLY AND
DEMAND CHARACTERISTICS OF
THE MUNICIPAL MARKET:

"After the direction of interest
rates, supply and demand is
probably the most important
factor determining municipal
bond performance. As a portfolio
manager, I try to take advantage of
seasonal shifts, selling bonds when
supply is light and prices are fairly
advantageous, and buying when
supply is heavy and prices are
relatively cheap. For example,
municipal supply generally slows
down during the summer when
market participants - such as
investment bankers, dealers,
investors and others - go on
vacation, although supply
generally picks up again in the
remaining months of the year.
What's more interesting, in my view,
are demand patterns. With the
help of Fidelity's research team, I
look for opportunities to exploit
changes in investor activity,
buying after certain types of
investors have unloaded
municipal bonds and prices are
attractive, and selling when there
is strong demand."

FUND FACTS

GOAL: high current income for
Michigan residents by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income
tax and Michigan personal
income tax

FUND NUMBER: 081

TRADING SYMBOL: FMHTX

START DATE: November 12,
1985

SIZE: as of December 31,
1999, more than $425
million

MANAGER: Norm Lind, since
1998; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1986
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
DECEMBER 31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Health Care                    25.1                    25.3

General Obligations            18.5                    19.6

Escrowed/Pre-Refunded          10.9                    8.5

Special Tax                    9.2                     8.8

Electric Utilities             8.1                     10.2

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

                                                      6 MONTHS AGO

Years                          13.7                    13.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1999

                                   6 MONTHS AGO

Years                         7.1   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1999 AS OF JUNE 30, 1999
Row: 1, Col: 1, Value: 58.4
Row: 1, Col: 2, Value: 35.2
Row: 1, Col: 3, Value: 4.6
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 0.2

Row: 1, Col: 1, Value: 48.2
Row: 1, Col: 2, Value: 39.1
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 3.7

Aaa 58.4%
Aa, A 35.2%
Baa 4.6%
Not Rated 1.6%
Short-term
Investments 0.2%

Aaa 48.2%
Aa, A 39.1%
Baa 7.5%
Not Rated 1.5%
Short-term
Investments 3.7%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


MUNICIPAL BONDS - 98.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - 98.2%

Anchor Bay School District:

Rfdg. 4.75% 5/1/26 (FGIC          Aaa       $ 2,250,000                     $ 1,775,025
Insured)

5.5% 5/1/18 (MBIA Insured)        Aaa        2,720,000                       2,795,616
(Pre-Refunded  to 5/1/07 @
100) (d)

Brighton Area School District     Aaa        10,000,000                      4,011,600
Rfdg. (Cap. Appreciation)
Series II, 0% 5/1/15  (AMBAC
Insured)

Central Michigan Univ. Rev.       Aaa        1,750,000                       1,805,003
5.5% 10/1/17 (FGIC Insured)
(Pre-Refunded to  4/1/07 @
101) (d)

Clarkston Cmnty. Schools          Aaa        2,600,000                       2,699,476
5.55% 5/1/10 (FGIC Insured)
(Pre-Refunded to 5/1/05 @
101) (d)

Clintondale Cmnty. Schools        Aa2        2,205,000                       2,157,372
Rfdg. 5.5% 5/1/15

Comstock Pub. Schools (Cap.       Aaa        1,300,000                       988,611
Appreciation) 0% 5/1/05 (FSA
Insured)

Davison Cmnty. School             Aaa        1,000,000                       951,170
District 5.375% 5/1/16 (FGIC
Insured)

Dearborn Swr. Disp. Sys. Rev.     Aaa        1,625,000                       1,565,476
Series A, 5.1% 4/1/12 (MBIA
Insured)

Detroit Convention Facilities     A          12,700,000                      11,994,388
Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

Detroit Gen. Oblig. Rfdg.
(Distributable State Aid
Proj.):

5.2% 5/1/07 (AMBAC Insured)       Aaa        4,000,000                       4,028,600

5.25% 5/1/09 (AMBAC Insured)      Aaa        4,500,000                       4,503,870

Detroit Local Dev. Fin. Auth.     A2         3,000,000                       2,761,110
Rfdg. Sr. Series A, 5.375%
5/1/18

Detroit Swr. Disp. Rev.:

(Wtr. Supply Sys. Proj.)          Aaa        1,885,000                       1,974,915
Series A, 6% 7/1/05 (MBIA
Insured)

Rfdg. Series B, 6.25% 7/1/07      Aaa        1,130,000                       1,205,733
(MBIA Insured)

Series A, 5.75% 7/1/26 (FGIC      Aaa        10,000,000                      9,505,300
Insured)

Detroit Wtr. Supply Sys. Rev.:

Rfdg.:

6.2% 7/1/04 (FGIC Insured)        Aaa        3,795,000                       4,002,169

6.5% 7/1/15 (FGIC Insured)        Aaa        6,000,000                       6,462,600

Sr. Lien Series A:

5.75% 7/1/26 (FGIC Insured)       Aaa        2,000,000                       1,898,540

5.875% 7/1/29 (FGIC Insured)      Aaa        3,000,000                       2,888,490

Eastern Michigan Univ. Rev.       Aaa        1,000,000                       1,030,150
Rfdg. 5.9% 6/1/02 (AMBAC
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Ferndale School District          Aaa       $ 1,300,000                     $ 1,372,358
Rfdg. 6% 5/1/09  (FGIC
Insured)

Flint Hosp. Bldg. Auth. Rev.      Baa1       5,570,000                       5,632,663
(Hurley Med. Ctr. Proj.)
6.5% 7/1/20 (Pre-Refunded to
 7/1/00 @ 100) (d)

Fowlerville Cmnty. School         Aaa        2,500,000                       1,972,250
District Rfdg. 4.75% 5/1/26
(FSA Insured)

Grand Rapids San. Swr. Sys.
Rev.:

Rfdg. Series A, 5.375% 1/1/10     Aaa        1,000,000                       1,006,040
 (FGIC Insured)

Rfdg. & Impt. Series A,           Aaa        1,000,000                       1,007,610
5.375% 1/1/09  (FGIC Insured)

Greater Detroit Resource
Recovery Auth. Rev. Rfdg.:

Series A, 6.25% 12/13/05          Aaa        4,000,000                       4,234,280
(AMBAC Insured)

Series B, 6.25% 12/13/05          Aaa        2,000,000                       2,117,140
(AMBAC Insured)

Hastings School District:

5.625% 5/1/18 (FGIC Insured)      Aaa        1,000,000                       1,041,730
(Pre-Refunded to 5/1/05 @
101) (d)

Howell Pub. Schools Rfdg.         Aaa        1,130,000                       640,789
(Cap. Appreciation) 0%
5/1/10 (AMBAC Insured)

Huron Valley School District      Aaa        5,830,000                       3,098,528
Rfdg. (Cap. Appreciation) 0%
5/1/11 (FGIC Insured)

Imlay City Cmnty. School          Aaa        1,375,000                       988,529
District Rfdg. (Cap.
Appreciation) (School Bldg.
& Site Proj.) 0% 5/1/06
(FGIC Insured)

Kent County Rfdg. (Refuse         Aa2        2,000,000                       1,948,420
Disp. Sys. Proj.) Series A,
5% 11/1/10

Kent Hosp. Fin. Auth. Hosp.
Facilities Rev. Rfdg.:

(Butterworth Hosp. Proj.)         Aa3        3,685,000                       4,149,715
Series A,  7.25% 1/15/13

(Spectrum Health Proj.)
Series A:

5.375% 1/15/10                    Aa3        2,200,000                       2,156,308

5.375% 1/15/11                    Aa3        2,420,000                       2,349,336

5.375% 1/15/12                    Aa3        2,505,000                       2,406,353

Lakeshore Pub. Schools            Aaa        1,000,000                       1,095,770
(Berrien County Proj.) 6.8%
5/1/06 (MBIA Insured)

Lansing Bldg. Auth. Rev. 0%       Aaa        3,000,000                       1,493,760
6/1/12  (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Lowell Area Schools (Cap.         Aaa       $ 11,375,000                    $ 4,251,065
Appreciation) 0% 5/1/15
(FGIC Insured) (Pre-Refunded
to 5/1/05 @ 49.0888) (d)

Manistee Area Pub. Schools:

5.875% 5/1/24 (FGIC Insured)      Aaa        1,700,000                       1,653,743

5.9% 5/1/29 (FGIC Insured)        Aaa        1,250,000                       1,214,363

Marquette City Hosp. Fin.         Aaa        2,750,000                       2,806,568
Auth. Rev. Rfdg. (Marquette
Gen. Hosp. Proj.) Series D,
5.875% 4/1/11 (FSA Insured)

Michigan Bldg. Auth. Rev.:

(Cap. Appreciation) Series I:

0% 10/1/01 (Escrowed to           Aaa        1,000,000                       921,300
Maturity) (d)

0% 10/1/02 (Escrowed to           Aaa        2,000,000                       1,750,720
Maturity) (d)

0% 10/1/04 (Escrowed to           Aaa        6,820,000                       5,374,501
Maturity) (d)

Rfdg. Series I, 6.25% 10/1/20     Aa2        1,500,000                       1,536,885

Series II, 6.75% 10/1/11          Aa2        1,000,000                       1,050,650

Michigan Comprehensive Trans.     Aa3        1,275,000                       1,320,479
Rev. Rfdg.  Series B, 5.75%
5/15/04

Michigan Gen. Oblig. (College     Aa1        1,045,000                       970,648
Savings Prog.) 0% 8/1/01

Michigan Hosp. Fin. Auth. Rev.:

(Ascension Health Cr. Proj.)
Series A:

5.75% 11/15/18 (MBIA Insured)     Aaa        5,000,000                       4,842,350

6% 11/15/19 (MBIA Insured)        Aaa        17,000,000                      16,840,871

(Daughters of Charity Health      Aa2        1,000,000                       1,061,260
Sys. Proj.)  7% 11/1/21
(Pre-Refunded to  11/1/01 @
102) (d)

(Mercy Health Svcs. Proj.):

Series Q:

5.375% 8/15/26 (AMBAC Insured)    Aaa        2,000,000                       1,788,420

6% 8/15/08 (AMBAC Insured)        Aaa        1,130,000                       1,179,494

6% 8/15/10 (AMBAC Insured)        Aaa        1,265,000                       1,311,818

Series R:

5.25% 8/15/10 (AMBAC Insured)     Aaa        2,195,000                       2,164,051

5.375% 8/15/16 (AMBAC Insured)    Aaa        1,000,000                       936,530

(Presbyterian Villages Proj.):

6.4% 1/1/15                       -          1,000,000                       948,560

6.5% 1/1/25                       -          1,225,000                       1,125,812

(Saint John Hosp. & Med. Ctr.
Proj.) Series A:

6% 5/15/08 (AMBAC Insured)        Aaa        1,615,000                       1,712,821

6% 5/15/09 (AMBAC Insured)        Aaa        1,710,000                       1,814,156

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hosp. Fin. Auth.
Rev.: - continued

Rfdg.:

(Bay Med. Ctr. Proj.) Series      A3        $ 2,880,000                     $ 2,986,675
A,  8.25% 7/1/12

(Botsford Hosp. Proj.) Series     Aaa        2,410,000                       2,404,698
A,  5% 2/15/05 (MBIA Insured)

(Crittenton Hosp. Proj.)          A1         6,520,000                       5,876,215
Series A,  5.25% 3/1/14

(Daughters of Charity Health      Aa2        2,750,000                       2,797,548
Sys. Proj.)  5.5% 11/1/05
(Escrowed to Maturity) (d)

(Detroit Med. Ctr. Oblig.         Baa2       6,000,000                       5,460,300
Group Proj.)  Series A, 6.5%
8/15/18

(Genesys Reg'l. Med. Hosp.        Baa2       3,000,000                       2,867,520
Proj.) Series A, 5.5%
10/1/18 (Escrowed to
Maturity) (d)

(McLaren Oblig. Group Proj.)      A1         9,250,000                       8,553,475
Series A, 5.375% 10/15/13

(Mercy Health Svcs. Proj.)        Aa3        1,250,000                       1,295,213
Series T,  6% 8/15/06

(Pontiac Osteopathic Hosp.        Baa2       3,000,000                       2,553,150
Proj.)  Series A, 6% 2/1/24

(Sisters of Mercy Health          Aaa        9,950,000                       9,696,176
Corp. Proj.)  Series P,
5.375% 8/15/14 (MBIA Insured)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.  Series B:

5.8% 4/1/19                       AA-        4,650,000                       4,517,057

7.55% 4/1/23                      AA-        4,750,000                       4,903,520

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Series A:

5.15% 12/1/26 (AMBAC Insured)     Aaa        2,050,000                       2,049,529
(c)

6.8% 12/1/16                      AA+        2,870,000                       2,877,462

Series C:

5.95% 12/1/14                     AA+        2,500,000                       2,486,250

6% 12/1/16                        AA+        2,500,000                       2,488,325

Michigan Job Dev. Auth. Poll.     A3         8,825,000                       8,840,091
Cont. Rev. (Gen. Motors
Corp. Proj.) 5.55% 4/1/09

Michigan Muni. Bond Auth. Rev.:

(Local Govt. Ln. Prog.):

Series CA, 0% 6/15/13 (FSA        Aaa        2,000,000                       921,120
Insured)

7.5% 11/1/09 (AMBAC Insured)      Aaa        65,000                          66,570

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Muni. Bond Auth.
Rev.: - continued

Rfdg. (Local Govt. Ln. Prog.)     Aaa       $ 6,000,000                     $ 5,762,760
Series A,  4.75% 12/1/09
(FGIC Insured)

Rfdg. (Cap. Appreciation)
(Local Govt. Ln. Prog.)
Series A:

0% 12/1/04 (FGIC Insured)         Aaa        2,000,000                       1,569,460

0% 12/1/05 (FGIC Insured)         Aaa        1,855,000                       1,373,090

0% 12/1/06 (FGIC Insured)         Aaa        5,000,000                       3,499,000

0% 12/1/07 (FGIC Insured)         Aaa        1,000,000                       661,080

Michigan Pub. Pwr. Agcy. Rev.     A1         10,000,000                      9,087,100
Rfdg. (Belle River Proj.)
Series A, 5.25% 1/1/18

Michigan South Central Pwr.
Agcy. Supply Sys. Rev. Rfdg.:

5% 11/1/09 (AMBAC Insured)        Aaa        1,675,000                       1,653,610

5.9% 11/1/06 (MBIA Insured)       Aaa        4,510,000                       4,730,855

Michigan Strategic Fund Ltd.
Oblig. Rev. Rfdg.:

(Detroit Edison Co. Proj.):

Series A, 5.55% 9/1/29 (MBIA      Aaa        1,500,000                       1,351,485
Insured) (c)

Series AA, 6.4% 9/1/25 (MBIA      Aaa        5,000,000                       5,111,500
Insured)

Series BB:

6.5% 2/15/16 (FGIC Insured)       Aaa        1,250,000                       1,304,950

7% 7/15/08 (MBIA Insured)         Aaa        2,000,000                       2,238,500

7% 5/1/21 (AMBAC Insured)         Aaa        8,500,000                       9,525,440

(Envir. Research Institute
Proj.):

6.25% 8/15/06 (Pre-Refunded       -          2,660,000                       2,782,280
to  8/15/02 @ 101) (d)

6.375% 8/15/12 (Pre-Refunded      -          1,770,000                       1,856,730
to 8/15/02 @ 101) (d)

(Ford Motor Co. Proj.) Series     A1         8,250,000                       9,046,538
A, 7.1% 2/1/06

Michigan Trunk Line:

Rfdg. Series A, 5.5% 11/1/16      Aa3        7,000,000                       6,716,080

Series A:

5.5% 10/1/21                      Aa3        9,750,000                       9,627,248

5.75% 10/1/04                     Aa3        4,145,000                       4,299,277

Michigan Underground Storage      Aaa        5,000,000                       5,256,000
Tank Fin. Assurance Auth.
Rev. Rfdg. Series I, 6%
5/1/06 (AMBAC Insured)

Michigan Univ. Rev. Rfdg.:

(Univ. Hosp. Proj.) Series A,     Aa2        9,000,000                       9,095,400
5.75% 12/1/12

Series A, 6.25% 8/15/15           Aa2        3,145,000                       3,293,507
(Pre-Refunded to 8/15/02 @
101) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Mona Shores School District       Aaa       $ 2,220,000                     $ 2,466,664
School Bldg. & Site 6.75%
5/1/10 (FGIC Insured)

Northern Michigan Univ. Revs.     Aaa        5,500,000                       4,846,270
Rfdg. 5.125% 12/1/20 (MBIA
Insured)

Okemos Pub. School District
Rfdg. (Cap. Appreciation):

0% 5/1/12 (MBIA Insured)          Aaa        2,500,000                       1,243,150

0% 5/1/13 (MBIA Insured)          Aaa        1,700,000                       788,477

Pinckney Cmnty. Schools
Livingston & Washtenaw
Counties:

5.5% 5/1/10 (FGIC Insured)        Aaa        2,175,000                       2,194,271

5.5% 5/1/11 (FGIC Insured)        Aaa        2,350,000                       2,356,698

5.5% 5/1/14 (FGIC Insured)        Aaa        3,075,000                       3,028,967

Plymouth-Canton Cmnty. School     Aaa        2,000,000                       1,572,300
District Rfdg. 4.625% 5/1/23
(FGIC Insured)

Port Huron Area School            Aa2        1,975,000                       1,265,126
District (Cap. Appreciation)
(School Bldg. Site Proj.) 0%
5/1/08 (Liquidity Facility
Michigan School Bond Ln.
Fund)

Rochester Cmnty. School           Aaa        1,000,000                       1,015,840
District Rfdg. 5.625% 5/1/11
(FGIC Insured)

Romulus Cmnty. Schools:

(Cap. Appreciation) Series I,     Aaa        3,610,000                       2,595,337
0% 5/1/06  (FSA Insured)

6% 5/1/11 (FGIC Insured)          Aaa        1,170,000                       1,210,658

Royal Oak City School             Aaa        3,000,000                       2,281,410
District (Cap. Appreciation)
(School Bldg. & Site Proj.)
0% 5/1/05 (AMBAC Insured)

Royal Oak Hosp. Fin. Auth.
Rev.:

(William Beaumont Hosp.           Aa3        5,910,000                       4,349,524
Proj.) Series K,  0% 11/15/05

Rfdg. (William Beaumont Hosp.     Aa3        4,000,000                       3,800,160
Proj.)  5.5% 1/1/14

Saint Clair Shores Econ. Dev.     A2         1,600,000                       1,644,016
Corp. Rev.  (Bon Secours
Health Sys. Proj.) Series B,
 7.5% 9/1/15

Saint John's Pub. Schools         Aaa        1,400,000                       1,520,204
6.5% 5/1/07  (FGIC Insured)

Standish Sterling Cmnty.          Aaa        8,900,000                       7,648,215
Schools 5.15% 5/1/28 (FGIC
Insured)

Walled Lake Consolidated          Aaa        3,550,000                       3,555,964
School District Rfdg. 5.3%
5/1/09 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Wayne Charter County Arpt.
Rev.:

(Detroit Metro. Arpt. Proj.):

Series A, 5% 12/1/28 (MBIA        Aaa       $ 8,400,000                     $ 6,886,824
Insured) (c)

Series B, 6.875% 12/1/11          Aaa        1,500,000                       1,572,690
(MBIA Insured) (c)

(Detroit Metro. Wayne County      Aaa        2,500,000                       2,394,925
Proj.) Series A, 5.25%
12/1/12 (MBIA Insured) (c)

Rfdg. (Detroit Metro. Proj.)      Aaa        2,000,000                       1,932,260
Sub Lien Series C, 5.25%
12/1/13 (MBIA Insured)

Wayne County Bldg. Auth.          A3         2,250,000                       2,442,488
Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @
102) (d)

West Ottawa Pub. School
District:

(Cap. Appreciation) (School       Aaa        4,110,000                       3,001,328
Bldg. & Site Proj.) 0%
5/1/06 (MBIA Insured)
(Pre-Refunded to 5/1/05 @
95.9187) (d)

Rfdg. 5.25% 5/1/10 (FGIC          Aaa        3,875,000                       3,839,428
Insured)

Western Michigan Univ. Rev.:

Rfdg. 5.125% 11/15/22 (FGIC       Aaa        2,365,000                       2,069,020
Insured)

5.6% 7/15/17 (FGIC Insured)       Aaa        2,500,000                       2,402,375

                                                                             417,701,231

PUERTO RICO - 0.7%

Puerto Rico Commonwealth          Baa        2,800,000                       2,860,480
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

TOTAL MUNICIPAL BONDS                                                        420,561,711
(Cost $422,730,930)


MUNICIPAL NOTES - 0.2%



MICHIGAN - 0.2%

Midland County Economic Dev.   900,000                  900,000
Rev. (Dow Chemical Co.
Proj.) Series 1993 A, 5.15%,
VRDN (b)(c) (Cost $900,000)

TOTAL INVESTMENT PORTFOLIO -                            421,461,711
99.1%  (Cost $423,630,930)

NET OTHER ASSETS - 0.9%                                 3,668,056

NET ASSETS - 100%                                       $ 425,129,767

SECURITY TYPE ABBREVIATIONS

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        86.7%  AAA, AA, A    90.6%

Baa               4.6%   BBB           3.3%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.6%.
The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

Health Care                  25.1%

General Obligations          18.5

Escrowed/Pre-Refunded        10.9

Special Tax                  9.2

Electric Utilities           8.1

Water & Sewer                7.3

Industrial Development       5.0

Others* (individually less    15.9
than 5%)

                             100.0%

*  Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $423,630,930. Net unrealized depreciation aggregated $2,169,219, of which $9,575,641 related to appreciated investment securities and $11,744,860 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $14,483,000 of which $12,527,000 and $1,956,000 will expire on December 31, 2006 and 2007, respectively.

During the fiscal year ended December 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 5.45% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 421,461,711
value (cost $423,630,930) -
See accompanying schedule

Receivable for fund shares                   63,747
sold

Interest receivable                          5,507,729

 TOTAL ASSETS                                427,033,187

LIABILITIES

Payable to custodian bank       $ 24,571

Payable for fund shares          1,115,410
redeemed

Distributions payable            546,811

Accrued management fee           137,771

Other payables and accrued       78,857
expenses

 TOTAL LIABILITIES                           1,903,420

NET ASSETS                                  $ 425,129,767

Net Assets consist of:

Paid in capital                             $ 443,946,115

Accumulated undistributed net                (16,647,129)
realized gain (loss)  on
investments

Net unrealized appreciation                  (2,169,219)
(depreciation) on investments

NET ASSETS, for 39,098,425                  $ 425,129,767
shares outstanding

NET ASSET VALUE, offering                    $10.87
price and redemption price
per share ($425,129,767
(divided by) 39,098,425
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                                $ 25,012,433

EXPENSES

Management fee                  $ 1,766,626

Transfer agent fees              401,472

Accounting fees and expenses     138,711

Non-interested trustees'         1,318
compensation

Custodian fees and expenses      18,274

Registration fees                23,080

Audit                            34,732

Legal                            13,618

Miscellaneous                    12,191

 Total expenses before           2,410,022
reductions

 Expense reductions              (4,120)        2,405,902

NET INTEREST INCOME                             22,606,531

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (1,417,150)

 Futures contracts               (747,610)      (2,164,760)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (32,761,178)

 Futures contracts               53,828         (32,707,350)

NET GAIN (LOSS)                                 (34,872,110)

NET INCREASE (DECREASE) IN                     $ (12,265,579)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                             $ 3,547

 Transfer agent credits                         573

                                               $ 4,120

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 22,606,531                  $ 22,193,833

 Net realized gain (loss)         (2,164,760)                   4,612,882

 Change in net unrealized         (32,707,350)                  (1,033,385)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (12,265,579)                  25,773,330
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (22,606,531)                  (22,193,833)
From net interest income

 In excess of net interest        -                             (122,449)
income

 TOTAL DISTRIBUTIONS              (22,606,531)                  (22,316,282)

Share transactions Net            78,784,741                    79,777,925
proceeds from sales of shares

 Reinvestment of distributions    16,300,743                    16,665,701

 Cost of shares redeemed          (115,019,055)                 (77,897,152)

 NET INCREASE (DECREASE) IN       (19,933,571)                  18,546,474
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (54,805,681)                  22,003,522
IN NET ASSETS

NET ASSETS

 Beginning of period              479,935,448                   457,931,926

 End of period                   $ 425,129,767                 $ 479,935,448

OTHER INFORMATION
Shares

 Sold                             6,900,335                     6,827,560

 Issued in reinvestment of        1,441,001                     1,427,061
distributions

 Redeemed                         (10,181,801)                  (6,674,899)

 Net increase (decrease)          (1,840,465)                   1,579,722


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.720   $ 11.630   $ 11.300   $ 11.560   $ 10.580
of period

Income from Investment            .551       .557       .571       .630 C     .611
Operations Net interest
income

Net realized and unrealized       (.850)     .093       .420       (.258)     .980
gain (loss)

Total from investment             (.299)     .650       .991       .372       1.591
operations

Less Distributions

From net interest income          (.551)     (.557)     (.571)     (.630)     (.611)

In excess of net interest         -          (.003)     -          (.002)     -
income

In excess of net realized gain    -          -          (.090)     -          -

Total distributions               (.551)     (.560)     (.661)     (.632)     (.611)

Net asset value, end of period   $ 10.870   $ 11.720   $ 11.630   $ 11.300   $ 11.560

TOTAL RETURN A                    (2.63)%    5.71%      9.02%      3.38%      15.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 425,130  $ 479,935  $ 457,932  $ 455,729  $ 491,874
(000 omitted)

Ratio of expenses to average      .52% B     .55% B     .56% B     .59%       .59%
net assets

Ratio of net interest income      4.86%      4.77%      5.08%      5.52%      5.49%
to average net assets

Portfolio turnover rate           19%        24%        16%        29%        29%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $0.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.

PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY MI MUNICIPAL MONEY    2.82%        16.35%        37.74%
MARKET

All Tax-Free Money Market      2.73%        16.17%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 463 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY MI MUNICIPAL MONEY    2.82%        3.07%         3.26%
MARKET

All Tax-Free Money Market      2.73%        3.04%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             1/03/00  9/27/99  6/28/99  3/29/99  12/28/98

Fidelity Michigan Municipal  4.24%    3.16%    2.90%    2.55%    3.10%
Money Market Fund

All Tax-Free Money Market    3.98%    3.02%    2.93%    2.47%    2.98%
Funds Average

Fidelity Michigan Municipal  6.94%    5.16%    4.74%    4.17%    5.07%
Money Market Fund
Tax-Equivalent

Portion of fund's income     2.50%    2.51%    1.04%    0.64%    4.01%
subject to state taxes

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 38.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Michigan Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING 1999, DIANE?

A. Economic growth was solid throughout the year. The "wealth effect" created by appreciating equity and real estate markets fueled consumer spending, a significant component of the gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - averaged a 3.8% annual rate in the first three quarters of 1999, and preliminary estimates for the fourth quarter suggested growth in excess of 5%. At the same time, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ending the fourth quarter at 4.1%, a 29-year low. With employment this tight, wage pressures are expected to carry through to the consumer in the form of higher prices. Employers would be forced to raise wages in order to attract or retain workers, passing on additional costs in the form of price increases. Throughout the year, market participants feared the combination of strong growth and low unemployment would lead to inflation. However, only a few hints of higher prices emerged, as increased productivity seemed to offset inflationary tendencies. Nevertheless, the Federal Reserve Board felt that strong growth and low employment warranted action on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times, in June, August and November. These rate hikes brought the fed funds target rate back to 5.50%, where it stood in mid-1998 before the Fed cut it three times in order to help alleviate a building global credit crunch. After its November interest-rate increase, the Fed chose to stand pat through the rest of 1999, to maintain stability in the markets through the changeover into the year 2000.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund's average maturity was shorter than its competitors until the middle of the year, when, from June through August, purchases of longer-term securities lengthened it. These investments were made when yields offered by long-term notes provided adequate compensation for expected increases in future interest rates. During the summer months several Michigan municipalities issued fixed-rate securities, creating a surplus. These notes were sold at attractive yields in order to attract buyers. The fund's investments in this area increased its average maturity. Through the rest of the period, the fund's maturity rolled down to a neutral level in anticipation of higher rates. I also increased the fund's investment in variable-rate demand notes - very-short-term securities whose yields are reset at regular intervals
- when I anticipated outflows from the fund, namely tax time and the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999 tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1999, was 4.05%, compared to 3.19% 12 months ago. The latest yield was the equivalent of a 6.63% taxable yield for Michigan investors in the 38.82% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 1999, the fund's 12-month total return was 2.82%, compared to 2.73% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Given the continued strength of the U.S. economy, it's likely that additional Fed rate hikes will follow. The market has priced in at least two more 0.25 percentage point Fed rate increases, and the Fed may be even more aggressive if data continues to indicate significant strength in the economy. I expect to keep the fund's average maturity neutral to its competitors, given the likelihood of higher rates, so that I can take advantage of investing in securities offering higher rates in the future. I will, however, continue to seek opportunities in longer-term securities that accurately reflect my fundamental outlook or are attractive due to a demand/supply imbalance.

FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities

FUND NUMBER: 420

TRADING SYMBOL: FMIXX

START DATE: January 12, 1990

SIZE: as of December 31,
1999, more than $444 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES

MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99  % OF FUND'S INVESTMENTS
                              12/31/99                                                  12/31/98

  0 - 30                       83.2                     73.9                             83.3

 31 - 90                       2.3                      20.2                             1.3

 91 - 180                      7.1                      0.0                              9.8

181 - 397                      7.4                      5.9                              5.6

WEIGHTED AVERAGE MATURITY

                              12/31/99                 6/30/99                          12/31/98

Fidelity Michigan Municipal   37 DAYS                  38 Days                          30 Days
Money Market Fund

All Tax-Free Money Market     47 DAYS                  44 Days                          46 Days
Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999                                            AS OF JUNE 30, 1999

                            Variable Rate  Demand Notes                                  Variable Rate  Demand Notes
                            (VRDNs) 68.4%                                                (VRDNs) 72.8%

                            Commercial Paper (including                                  Commercial Paper (including
                            CP Mode) 15.2%                                               CP Mode) 16.8%

                            Tender Bonds 1.8%                                            Tender Bonds 0.0%

                            Municipal Notes 10.6%                                        Municipal Notes 10.9%

                            Municipal Money  Market Funds                                Municipal Money  Market Funds
                            0.4%                                                         0.2%

                            Other Investments  and Net                                   Other Investments  and Net
                            Other Assets 3.6%                                            Other Assets (0.7)%**





Row: 1, Col: 1, Value: 68.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 10.6
Row: 1, Col: 6, Value: 0.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.6

Row: 1, Col: 1, Value: 72.8
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 16.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.9
Row: 1, Col: 6, Value: 0.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

** OTHER INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE PIE
CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

MUNICIPAL SECURITIES - 99.4%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - 99.0%

Chelsea Economic Dev. Corp.      $ 2,500,000                      $ 2,500,000
Ltd. Oblig. Rev. (Silver
Maples of Chelsea Proj.)
Series 1996, 5.5%, LOC
Comerica Bank, Detroit, VRDN
(a)

Clinton Economic Dev. Corp.       3,700,000                        3,700,000
Rev. (Clinton Area Care Ctr.
Proj.) 5.56%, LOC Northern
Trust Co., Chicago, VRDN (a)

Detriot Economic Dev. Corp.
Rev. (Waterfront Reclamation
& Casino Dev. Proj.):

Series 1999 B, 5.4%, (MGM         4,530,000                        4,530,000
Grand Detroit LLC) LOC Bank
of America NA, VRDN (a)

Series 1999 C, 5.45%,             2,000,000                        2,000,000
(Greektown Casino LLC) LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)

Detroit School District RAN       16,000,000                       16,018,916
4% 6/1/00

Detroit Swr. Disp. Rev.
Participating VRDN:

Series FRRI A75, 5.75%            5,000,000                        5,000,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(f)

Series SG 133, 5.56%              4,200,000                        4,200,000
(Liquidity Facility Societe
Generale, France) (a)(f)

Detroit Swr. Rev.                 4,000,000                        4,000,000
Participating VRDN Series
9981, 5.85% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (a)(f)

Detroit Wtr. Supply Sys. Rev.
Participating VRDN:

Series SG 64, 5.56%               3,500,000                        3,500,000
(Liquidity Facility Societe
Generale, France) (a)(f)

Series SGB 6, 5.56%               7,570,000                        7,570,000
(Liquidity Facility Societe
Generale, France) (a)(f)

Detroit Wtr. Sys. Rev.
Participating VRDN:

Series 992201, 5.56%              4,000,000                        4,000,000
(Liquidity Facility
Citibank,  New York NA)
(a)(f)

Series 992202, 5.61%              4,200,000                        4,200,000
(Liquidity Facility
Citibank,  New York NA)
(a)(f)

Genesee County Economic Dev.      3,000,000                        3,000,000
Corp. (Creative Foam Corp.
Proj.) Series 1994, 5.6%,
LOC Bank One NA, Michigan,
VRDN (a)(d)

Georgetown Charter Township       1,000,000                        1,000,000
Ind. Dev. Rev. (J&F Steel
Corp. Proj.) Series 1989,
5.3%, LOC Societe Generale,
France, VRDN (a)(d)

Grand Rapids Economic Dev.        2,190,000                        2,190,000
Corp. Econ. Dev. Rev. Rfdg.
(Amway Hotel Corp. Proj.)
Series 1991 A, 5.25%, LOC
Michigan Nat'l. Bank,
Detroit, VRDN (a)

Jackson Pub. Schools State        4,750,000                        4,760,533
Aid RAN Series 1999 B, 4%
7/6/00, LOC Comerica Bank,
Detroit

Kalamazoo Hosp. Fin. Auth.        4,000,000                        4,000,000
Participating VRDN  Series
138, 5.56% (Liquidity
Facility Morgan  Stanley
Dean Witter & Co.) (a)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Kent County Michigan Arpt.       $ 6,245,000                      $ 6,245,000
Facilities Rev.
Participating VRDN Series
MSDW 98118, 5.56% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(f)

Livonia Economic Dev. Corp.       1,400,000                        1,400,000
(Ajluni Proj.) 5.6%, LOC
Bank One NA, Michigan, VRDN
(a)(d)

Macomb County Cmnty. College      3,400,000                        3,405,251
District Bonds 3.75% 5/1/00

Michigan Bldg. Auth. Rev.         16,500,000                       16,499,999
Series 2, 3.9% 1/12/00, LOC
Canadian Imperial Bank of
Commerce, CP

Michigan Gen. Oblig.              12,990,000                       12,990,000
Participating VRDN Series
125, 5.6% (Liquidity
Facility J. P. Morgan & Co.,
Inc.) (a)(f)

Michigan Higher Ed. Student
Ln. Auth. Rev.:

Rfdg.:

Series XII B, 5.25% (AMBAC        5,500,000                        5,500,000
Insured)  (BPA Kredietbank
NV), VRDN (a)(d)

Series XII F, 5.25% (AMBAC        6,700,000                        6,700,000
Insured)  (BPA Kredietbank
NV), VRDN (a)(d)

Series XII D, 5.25% (AMBAC        1,300,000                        1,300,000
Insured),  LOC Kredietbank
NV, VRDN (a)(d)

Michigan Hosp. Fin. Auth. Rev.:

Bonds (Henry Ford Health Sys.     3,000,000                        3,109,489
Proj.) Series A, 7% 7/1/10
(Pre-Refunded to 7/1/00 @
102) (e)

Participating VRDN Series         3,700,000                        3,700,000
1997 X, 5.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(f)

(Hosp. Equip. Ln. Prog.):

Series 1995 A, 5.65%, LOC         790,000                          790,000
Nat'l. City Bank Michigan,
Illinois, VRDN (a)

Series A:

5.65%, LOC Nat'l. City Bank       8,815,000                        8,815,000
Michigan, Illinois, VRDN (a)

5.65%, LOC Nat'l. City Bank       600,000                          600,000
Michigan, Illinois, VRDN (a)

5.65%, LOC Nat'l. City Bank       7,000,000                        7,000,000
Michigan, Illinois, VRDN (a)

(United Memorial Hosp. Assoc.     4,000,000                        4,000,000
Proj.) Series 1999, 5.66%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

5.65%, LOC Nat'l. City Bank       1,400,000                        1,400,000
Michigan, Illinois, VRDN (a)

Michigan Hsg. Dev. Auth.
Multi-family Hsg. Rev.:

Bonds Series 1988 A:

3.6% tender 1/27/00, LOC          3,800,000                        3,800,000
Landesbank Hessen-Thuringen,
CP mode (d)

3.6% tender 1/31/00, LOC          2,050,000                        2,050,000
Landesbank Hessen-Thuringen,
CP mode (d)

3.6% tender 1/31/00, LOC          1,500,000                        1,500,000
Landesbank Hessen-Thuringen,
CP mode (d)

3.8% tender 1/26/00, LOC          2,500,000                        2,500,000
Landesbank Hessen-Thuringen,
CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hsg. Dev. Auth.
Multi-family Hsg. Rev.: -
continued

(Canton Club East Apts.          $ 4,000,000                      $ 4,000,000
Proj.) Series 1998 A, 5.6%,
LOC Key Bank NA, VRDN (a)(d)

(Lexington Place Aprts.           7,520,000                        7,520,000
Proj.) Series 1999 A, 6.44%,
LOC Bank of America NA, VRDN
(a)(d)

(Oakbrook Villas Townhomes        4,250,000                        4,250,000
Proj.) Series 1999 A, 5.7%,
LOC Key Bank NA, VRDN (a)(d)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.
Participating VRDN:

Series 1997 N, 5.61%              3,180,000                        3,180,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(f)

Series PT 38, 5.61%               4,710,000                        4,710,000
(Liquidity Facility
Commerzbank AG) (a)(d)(f)

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Bonds Series 1999 B, 3.95%,       4,000,000                        4,000,000
(Trinity Funding Guaranteed)
tender 12/1/00 (d)

Participating VRDN Series PT      5,975,000                        5,975,000
58, 5.61% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(f)

Michigan Muni. Bond Auth. Rev.:

Bonds (JPM Putter 136 Proj.)      4,100,000                        4,100,000
4%, tender 1/27/00
(Liquidity Facility Morgan
Guaranty Trust Co., NY) (f)

RAN:

Series 1999 A1, 4% 6/30/00        6,000,000                        6,016,335
(East Detroit Michigan Pub.
Schools) (Grand Haven
Michigan Area Pub. Schools)

Series B1, 4.25% 8/25/00          4,100,000                        4,116,639

Series B2, 4.25% 8/25/00, LOC     4,100,000                        4,117,411
Morgan  Guaranty Trust Co.,
NY

Michigan Strategic Fund Ind.
Dev. Rev.:

(Althaus Family Investors II      2,300,000                        2,300,000
Proj.) Series 1997, 5.66%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)

(C-Tec, Inc. Proj.) 5.65%,        1,500,000                        1,500,000
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Michigan Strategic Fund Ltd.
Oblig. Rev.:

Participating VRDN Series PT      2,495,000                        2,495,000
244, 5.56% (Liquidity
Facility Banque Nationale de
Paris) (a)(f)

(Hi-Tech Mold & Engineering       500,000                          500,000
Proj.) 5.6%, (Amtech
Properties Inc.,) LOC Bank
One NA, Michigan, VRDN (a)(d)

(B&C Leasing Proj.) 5.55%,        1,350,000                        1,350,000
LOC Bank of America NA, VRDN
(a)

(B&G Realty Proj.) 5%, LOC        2,000,000                        2,000,000
Bank One, Wisconsin, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev.: - continued

(BC&C Proj.) 5.65%, LOC          $ 1,680,000                      $ 1,680,000
Comerica Bank, Detroit, VRDN
(a)(d)

(Bico Michigan, Inc. Proj.)       4,000,000                        4,000,000
Series 1999, 5.6%, LOC Bank
One, NA, VRDN (a)(d)

(Bosal Ind. Proj.) Series         3,000,000                        3,000,000
1998, 5.55%, LOC Bank of New
York NA, VRDN (a)(d)

(Conti Properties LLC Proj.)      3,580,000                        3,580,000
Series 1997, 5.65%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(Cyberplast Inds. Ltd. Proj.)     3,675,000                        3,675,000
5.6%, LOC Bank One NA,
Michigan, VRDN (a)(d)

(Doss Ind. Dev. Co. Proj.)        3,500,000                        3,500,000
5.6%, LOC Bank One NA,
Michigan, VRDN (a)(d)

(Envir. Quality Co. Proj.)        1,600,000                        1,600,000
Series 1995, 5.6%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(Future Fence Co. Proj.)          3,500,000                        3,500,000
5.65%, (Town Development
Inc.,) LOC Comerica Bank,
Detroit, VRDN (a)(d)

(Grandview Plaza Riverview        3,025,000                        3,025,000
Assoc. One Ltd. Partnership
Proj.) 5.7%, LOC Nat'l. City
Bank, VRDN (a)(d)

(John H. Decker & Sons Proj.)     2,500,000                        2,500,000
Series 1998, 5.7%, LOC
Michigan Nat'l. Bank,
Detroit, VRDN (a)(d)

(Majestic Ind., Inc. Proj.)       3,600,000                        3,600,000
5.65%, LOC Comerica Bank,
Detroit, VRDN (a)(d)

(Mans Proj.) Series 1998,         3,115,000                        3,115,000
5.65%, LOC Comerica Bank,
Detroit, VRDN (a)(d)

(Nat'l. Rubber Michigan, Inc.     2,400,000                        2,400,000
Proj.) Series 1995, 5.5%,
LOC Nat'l. Bank of Canada,
VRDN (a)(d)

(Numaco LLC Proj.) 5.65%, (A      5,000,000                        5,000,000
Holdings Corp.) (Ddb LLC)
LOC Comerica Bank, Detroit,
VRDN (a)(d)

(PBL Enterprises, Inc. Proj.)     3,500,000                        3,500,000
Series 1997, 5.65%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(Rochester Gear, Inc. Proj.)      3,950,000                        3,950,000
Series 1995, 5.5%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(TEI Investments LLC Proj.)       1,000,000                        1,000,000
Series 1997, 5.65%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(The Spiratex Co. Proj.)          2,000,000                        2,000,000
Series 1994, 5.6%, LOC Bank
One NA, Michigan, VRDN (a)(d)

(Trilan LLC Proj.) 5.6%, LOC      4,000,000                        4,000,000
Bank One NA, Michigan, VRDN
(a)(d)

(Ultimate Hydroforming, Inc.      200,000                          200,000
Proj.) 5.6%, (Klyn Matheus &
Shirley) LOC Bank One NA,
Michigan, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev.: - continued

(Unified-Boring Co., Inc.        $ 1,500,000                      $ 1,500,000
Proj.) Series 1992, 5.6%,
(UBI Leasing Inc.,) LOC Bank
One NA, Michigan, VRDN (a)(d)

(Vent-Rite Valve Corp. Proj.)     1,680,000                        1,680,000
5.75%, (Skidmore Realty LLC)
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Wayland Enterprises Proj.)       3,000,000                        3,000,000
Series 1999, 5.6%, LOC Bank
One NA, Michigan, VRDN (a)(d)

(Windcrest Properties LLC         5,300,000                        5,300,000
Proj.) 5.5%, (Mantex Corp.)
LOC Bank One NA, Michigan,
VRDN (a)(d)

Series 1999, 5.7%, LOC            2,700,000                        2,700,000
Michigan Nat'l. Bank,
Detroit, VRDN (a)(d)

5.66%, LOC Huntington Nat'l.      3,500,000                        3,500,000
Bank, Columbus, VRDN (a)(d)

Michigan Strategic Fund Poll.
Cont. Rev.:

Bonds (Dow Chemical Co. Proj.):

Series 1986:

3.45% tender 1/20/00, CP mode     3,100,000                        3,100,000

3.45% tender 1/21/00, CP mode     1,500,000                        1,500,000

3.6% tender 1/24/00, CP mode      4,400,000                        4,400,000

3.9% tender 1/21/00, CP mode      3,000,000                        3,000,000

Series 1987:

3.6% tender 1/26/00, CP mode      3,200,000                        3,200,000

3.9% tender 1/27/00, CP mode      2,000,000                        2,000,000

Series 1988:

3.5% tender 1/21/00, CP mode      3,250,000                        3,250,000
(d)

3.65% tender 1/25/00, CP mode     4,000,000                        4,000,000
(d)

3.65% tender 1/28/00, CP mode     2,600,000                        2,600,000
(d)

3.7% tender 1/26/00, CP mode      6,450,000                        6,450,000
(d)

3.7% tender 1/28/00, CP mode      1,000,000                        1,000,000
(d)

3.7% tender 1/31/00, CP mode      6,450,000                        6,450,000
(d)

(Gen. Motors Corp. Proj.)         13,430,000                       13,430,000
Series 1988 A, 5.55%, VRDN
(a)

Rfdg. (Consumers Pwr. Co.         4,100,000                        4,100,000
Proj.) Series 1988 A, 4.9%,
LOC UBS AG, VRDN (a)

Michigan Strategic Fund Solid     2,100,000                        2,100,000
Waste Disp. Rev. (Great
Lakes Recovery Proj.) 5.5%,
LOC Bank One NA, Michigan,
VRDN (a)(d)

Midland County Economic Dev.
Rev. (Dow Chemical Co. Proj.):

Series 1993 A, 5.15%, VRDN        2,700,000                        2,700,000
(a)(d)

Series 1993 B, 5.05%, VRDN (a)    1,200,000                        1,200,000

Muskegon Pub. Schools RAN         4,400,000                        4,406,673
4.25% 5/22/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Royal Oak Hosp. Fin. Auth.       $ 6,385,000                      $ 6,671,745
Rev. Bonds (William Beaumont
Hosp. Proj.) Series D, 6.75%
1/1/01 (Pre-Refunded to
1/1/01 @ 102) (e)

Sterling Heights Econ. Dev.       4,500,000                        4,500,000
Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc.
Proj.) 5.6%, LOC Comerica
Bank, Detroit, VRDN (a)(d)

Waterford School District RAN     3,500,000                        3,502,007
3.8% 5/25/00

Wayne Charter County Arpt.
Rev.:

Participating VRDN:

Series 108, 5.61% (Liquidity      4,500,000                        4,500,000
Facility Morgan Stanley Dean
Witter & Co.) (a)(d)(f)

Series 1998 68, 5.61%             5,590,000                        5,590,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(d)(f)

Series SG 122, 5.28%              8,100,000                        8,100,000
(Liquidity Facility Societe
Generale, France) (a)(f)

Rfdg (Detroit Metro. Wayne        2,895,000                        2,895,000
Co. Proj.) Series B, 5.25%,
LOC Landesbank
Hessen-Thuringen, VRDN (a)(d)

Wayne County Cmnty. College       4,000,000                        4,004,004
RAN (Cmnty. College Proj.)
Series 1999, 4.4% 4/3/00

Wayne-Westland Cmnty. Schools
Participating VRDN:

Series 56, 5.56% (Liquidity       11,575,000                       11,575,000
Facility Morgan Stanley Dean
Witter & Co.) (a)(f)

Series 67, 5.56% (Liquidity       7,100,000                        7,100,000
Facility Morgan Stanley Dean
Witter & Co.) (a)(f)

Zeeland Hosp. Fin. Auth. Rev.     5,000,000                        5,000,000
Rfdg. (Zeeland Cmnty. Hosp.
Proj.) 5.56%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)

                                                                   440,434,002

                                 SHARES

OTHER - 0.4%

Municipal Central Cash Fund,      1,726,493                        1,726,493
4.81% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                       442,160,495
99.4%

NET OTHER ASSETS - 0.6%                                            2,518,719

NET ASSETS - 100%                                                  $ 444,679,214


Total Cost for Income Tax Purposes  $ 442,160,495

SECURITY TYPE ABBREVIATIONS

CP  - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

During the fiscal year ended December 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 47.64% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 442,160,495
value -  See accompanying
schedule

Receivable for fund shares                   9,169,834
sold

Interest receivable                          3,541,078

Other receivables                            330

Prepaid expenses                             17,090

 TOTAL ASSETS                                454,888,827

LIABILITIES

Payable for investments        $ 4,530,839
purchased

Payable for fund shares         5,410,018
redeemed

Distributions payable           27,899

Accrued management fee          133,520

Other payables and accrued      107,337
expenses

 TOTAL LIABILITIES                           10,209,613

NET ASSETS                                  $ 444,679,214

Net Assets consist of:

Paid in capital                             $ 444,685,297

Accumulated net realized gain                (6,083)
(loss) on investments

NET ASSETS, for 444,686,852                 $ 444,679,214
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($444,679,214
(divided by) 444,686,852
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                              $ 13,286,655

EXPENSES

Management fee                  $ 1,492,726

Transfer agent fees              601,946

Accounting fees and expenses     72,509

Non-interested trustees'         1,161
compensation

Custodian fees and expenses      17,068

Registration fees                51,634

Audit                            24,120

Legal                            4,014

Miscellaneous                    16,238

 Total expenses before           2,281,416
reductions

 Expense reductions              (2,897)      2,278,519

NET INTEREST INCOME                           11,008,136

NET REALIZED GAIN (LOSS) ON                   105,550
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 11,113,686
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                 $ 2,146
credits

 Transfer agent credits                       751

                                             $ 2,897

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31,
                                                               1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,008,136                  $ 9,359,441

 Net realized gain (loss)         105,550                       (5,424)

 NET INCREASE (DECREASE) IN       11,113,686                    9,354,017
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,008,136)                  (9,359,441)
from net interest income

Share transactions at net         1,226,615,907                 853,454,247
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  10,660,639                    9,020,140
distributions from net
interest income

 Cost of shares redeemed          (1,150,056,582)               (793,055,319)

 NET INCREASE (DECREASE) IN       87,219,964                    69,419,068
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       87,325,514                    69,413,644
IN NET ASSETS

NET ASSETS

 Beginning of period              357,353,700                   287,940,056

 End of period                   $ 444,679,214                 $ 357,353,700


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .028       .030       .031       .030       .033
Operations Net interest
income

Less Distributions

From net interest income          (.028)     (.030)     (.031)     (.030)     (.033)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    2.82%      3.00%      3.18%      3.00%      3.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 444,679  $ 357,354  $ 287,940  $ 260,592  $ 231,259
(000 omitted)

Ratio of expenses to average      .58%       .60%       .61%       .62%       .63%
net assets

Ratio of expenses to average      .58%       .59% B     .61%       .61% B     .63%
net assets after expense
reductions

Ratio of net interest income      2.80%      2.97%      3.14%      2.96%      3.32%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Michigan. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -

CONTINUED

differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do

2. OPERATING POLICIES -

CONTINUED

FUTURES CONTRACTS - CONTINUED

not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $82,800,105 and $89,892,106, respectively.

The market value of futures contracts opened and closed during the period amounted to $43,337,477 and $50,768,695, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income fund and the money market fund.

SUB-ADVISER FEE. As the income and the money market funds' investment sub-adviser, FIMM , a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for the money market fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of 0.09% and 0.15% of average net assets for the income fund and the money market fund, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $15,074 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

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(PHONE_GRAPHIC)
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(COMPUTER_GRAPHIC)
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manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU
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RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
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(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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(LETTER_GRAPHIC)
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(LETTER_GRAPHIC)
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INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
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Management, Inc. (FIMM)
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OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President,

INCOME FUND
Boyce I. Greer, Vice President,

MONEY MARKET FUND
Norman U. Lind, Vice President,

INCOME FUND
Diane M. McLaughlin, Vice President,

MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

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(registered trademark)
Corporate Headquarters
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www.fidelity.com


(2_FIDELITY_LOGOS)

SPARTAN(REGISTERED TRADEMARK)
OHIO MUNICIPAL INCOME
FUND
AND
FIDELITY   (REGISTERED TRADEMARK)
OHIO MUNICIPAL MONEY MARKET
FUND

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

SPARTAN OHIO MUNICIPAL INCOME
FUND

 PERFORMANCE                   4   How the fund has done over
                                   time.

 FUND TALK                     7   The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            10  A summary of major shifts in
                                   the fund's investments over
                                   the past six months.

 INVESTMENTS                   11  A complete list of the fund's
                                   investments with their
                                   market values.

 FINANCIAL STATEMENTS          21  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY
MARKET FUND

 PERFORMANCE                   25  How the fund has done over
                                   time.

 FUND TALK                     27  The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            29  A summary of major shifts in
                                   the fund's investments over
                                   the past six months and one
                                   year.

 INVESTMENTS                   30  A complete list of the fund's
                                   investments.

 FINANCIAL STATEMENTS          39  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          43  Notes to the financial
                                   statements.

REPORT OF INDEPENDENT          47  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                  48

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years, and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN OH MUNICIPAL INCOME     -2.83%       35.60%        87.68%

LB Ohio 4 Plus Year Enhanced    -2.45%       38.66%        n/a
Municipal Bond

Ohio Municipal Debt Funds       -4.02%       32.33%        82.27%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN OH MUNICIPAL INCOME     -2.83%       6.28%         6.50%

LB Ohio 4 Plus Year Enhanced    -2.45%       6.76%         n/a
Municipal Bond

Ohio Municipal Debt Funds       -4.02%       5.75%         6.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1989/12/31      10000.00                    10000.00
  1990/01/31       9906.17                     9952.70
  1990/02/28      10018.22                    10041.28
  1990/03/31      10029.61                    10044.29
  1990/04/30       9877.15                     9971.57
  1990/05/31      10133.03                    10189.25
  1990/06/30      10237.63                    10278.81
  1990/07/31      10391.53                    10429.91
  1990/08/31      10228.09                    10278.47
  1990/09/30      10306.22                    10284.33
  1990/10/31      10453.18                    10470.89
  1990/11/30      10698.67                    10681.46
  1990/12/31      10749.91                    10727.92
  1991/01/31      10869.11                    10871.89
  1991/02/28      10937.60                    10966.47
  1991/03/31      10957.65                    10970.42
  1991/04/30      11128.58                    11116.33
  1991/05/31      11219.66                    11215.15
  1991/06/30      11179.28                    11204.05
  1991/07/31      11333.25                    11340.52
  1991/08/31      11446.60                    11489.87
  1991/09/30      11582.02                    11639.47
  1991/10/31      11686.36                    11744.22
  1991/11/30      11706.68                    11776.99
  1991/12/31      11980.34                    12029.72
  1992/01/31      12001.64                    12057.15
  1992/02/29      12009.41                    12061.01
  1992/03/31      12000.54                    12065.47
  1992/04/30      12097.11                    12172.86
  1992/05/31      12260.91                    12316.13
  1992/06/30      12477.19                    12522.79
  1992/07/31      12837.51                    12898.23
  1992/08/31      12694.29                    12772.47
  1992/09/30      12769.69                    12856.00
  1992/10/31      12537.29                    12729.63
  1992/11/30      12871.35                    12957.62
  1992/12/31      13018.25                    13089.91
  1993/01/31      13188.34                    13242.15
  1993/02/28      13658.14                    13721.12
  1993/03/31      13498.60                    13576.08
  1993/04/30      13622.44                    13713.07
  1993/05/31      13691.02                    13790.13
  1993/06/30      13918.74                    14020.29
  1993/07/31      13939.39                    14038.66
  1993/08/31      14263.86                    14330.94
  1993/09/30      14434.52                    14494.17
  1993/10/31      14444.01                    14522.15
  1993/11/30      14321.18                    14394.21
  1993/12/31      14653.17                    14698.07
  1994/01/31      14831.28                    14865.92
  1994/02/28      14437.55                    14480.89
  1994/03/31      13826.67                    13891.23
  1994/04/30      13932.08                    14009.03
  1994/05/31      14026.71                    14130.49
  1994/06/30      14005.29                    14044.15
  1994/07/31      14226.67                    14301.58
  1994/08/31      14271.79                    14351.06
  1994/09/30      14097.93                    14140.39
  1994/10/31      13823.72                    13889.26
  1994/11/30      13520.12                    13638.14
  1994/12/31      13840.41                    13938.31
  1995/01/31      14255.72                    14336.67
  1995/02/28      14651.45                    14753.58
  1995/03/31      14802.91                    14923.10
  1995/04/30      14833.62                    14940.71
  1995/05/31      15269.56                    15417.47
  1995/06/30      15137.38                    15283.33
  1995/07/31      15220.95                    15428.22
  1995/08/31      15398.84                    15623.85
  1995/09/30      15520.26                    15722.75
  1995/10/31      15726.79                    15951.36
  1995/11/30      15971.59                    16215.99
  1995/12/31      16109.33                    16371.83
  1996/01/31      16232.10                    16495.43
  1996/02/29      16125.73                    16384.09
  1996/03/31      15896.91                    16174.70
  1996/04/30      15834.84                    16128.93
  1996/05/31      15816.60                    16122.47
  1996/06/30      15979.97                    16298.05
  1996/07/31      16117.97                    16446.36
  1996/08/31      16115.35                    16442.41
  1996/09/30      16369.41                    16672.61
  1996/10/31      16568.23                    16861.17
  1996/11/30      16881.01                    17169.73
  1996/12/31      16790.60                    17097.62
  1997/01/31      16830.90                    17129.94
  1997/02/28      16967.65                    17287.19
  1997/03/31      16726.89                    17056.75
  1997/04/30      16840.57                    17199.52
  1997/05/31      17075.98                    17458.20
  1997/06/30      17264.81                    17644.13
  1997/07/31      17744.02                    18132.87
  1997/08/31      17557.73                    17962.96
  1997/09/30      17764.26                    18176.18
  1997/10/31      17881.01                    18293.06
  1997/11/30      17965.36                    18400.62
  1997/12/31      18257.51                    18669.08
  1998/01/31      18438.03                    18861.75
  1998/02/28      18401.21                    18867.41
  1998/03/31      18410.56                    18884.01
  1998/04/30      18307.33                    18798.84
  1998/05/31      18585.77                    19096.43
  1998/06/30      18624.79                    19171.67
  1998/07/31      18666.00                    19219.79
  1998/08/31      18978.55                    19516.74
  1998/09/30      19242.39                    19759.92
  1998/10/31      19202.31                    19759.52
  1998/11/30      19273.22                    19828.88
  1998/12/31      19314.48                    19878.84
  1999/01/31      19569.97                    20115.20
  1999/02/28      19439.35                    20027.30
  1999/03/31      19465.36                    20055.14
  1999/04/30      19488.58                    20105.08
  1999/05/31      19364.12                    19988.67
  1999/06/30      19034.72                    19700.83
  1999/07/31      19111.20                    19772.54
  1999/08/31      18934.25                    19614.36
  1999/09/30      18957.98                    19622.40
  1999/10/31      18746.42                    19409.70
  1999/11/30      18907.60                    19616.22
  1999/12/31      18767.92                    19470.07
IMATRL PRASUN   SHR__CHT 19991231 20000111 113517 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,768 a 87.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,470 - a 94.70% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  4.48%                     4.69%  5.08%  4.98%   6.22%

Capital returns   -7.31%                    1.10%  3.66%  -0.75%  10.17%

Total returns     -2.83%                    5.79%  8.74%  4.23%   16.39%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.58(cents)   27.07(cents)   53.60(cents)

Annualized dividend rate    4.94%         4.85%          4.72%

30-day annualized yield     4.95%         -              -

30-day annualized           8.36%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.92 over the past one month, $11.08 over the past six months and $11.35 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.80% combined effective 1999 federal and state tax bracket and reflects that a portion of the fund's income was subject to state taxes, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A combination of three interest-rate
hikes by the Federal Reserve board,
near-constant inflation
expectations, the continuation of
a strong U.S. equity market and
weak institutional demand all
contributed to a decline in the
municipal bond market in 1999.
For the 12-month period ending
December 31, 1999, the Lehman
Brothers Municipal Bond Index -
an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - fell 2.06%.
Retail investors dominated demand,
in contrast to the more typical
institutional buying of recent years.
In comparison to other fixed-income
investments, municipal bonds had
mixed results. Relative to long-term
government bonds, muni
performance was stellar, as the total
return on 30-year Treasuries was the
lowest - according to Morningstar
- since the U.S. Treasury started
regular long bond auctions in
1977. For the one-year period
ending December 31, 1999, the
Lehman Brothers Long-Term
Government Bond Index fell 8.73%.
Spread sectors fared somewhat
better than their municipal
counterparts. The Lehman Brothers
Corporate Bond Index was down
1.96% for the period, but mortgage
securities were one of the better
domestic debt offerings of 1999, with
a one- year return of 1.86%
according to the Lehman Brothers
Mortgage-Backed Securities Index.
Meanwhile, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the taxable bond market
- posted a marginally negative
return of -0.82%.

(PHOTOGRAPH OF GEORGE FISCHER)

An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. Although rising interest rates and persistent inflation worries put pressure on bond prices, the fund performed significantly better than its peers over the past year. For the 12-month period that ended December 31, 1999, the fund had a total return of -2.83%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned -4.02% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -2.45%.

Q. WHAT STRATEGIES HELPED THE FUND OUTPACE ITS PEERS?

A. I positioned the fund to be fairly defensive, which was the main reason why it outperformed its peers. By defensive, I'm referring to its stake in bonds that tended to hold their value better under adverse market conditions. Some of the fund's best performers over the past year were premium coupon bonds with interest rates of 5.5% to 6.0%. Premiums, as they are known, carry coupons higher than prevailing interest rates and are attractive for several reasons. First, they're more likely than discount bonds - which carry interest rates below prevailing rates - to be advance refunded, a refinancing-like process that generally is positive for their prices. Second, premium bonds are somewhat protected from the unfavorable tax treatment and price performance that can hurt discount bonds when interest rates rise. Finally, individual investors - who account for a significant portion of municipal bond demand - tend to shy away from premium coupon bonds in favor of par bonds - those that carry coupons at prevailing rates. As a result, I'm often able to buy premiums at attractive prices relative to comparably rated par bonds with similar maturities.

Q. WHAT OTHER TYPES OF BONDS PROVED DEFENSIVE AGAINST THE MARKET'S
DOWNDRAFT?

A. The fund's focus on high-quality securities - roughly two-thirds of the fund's net assets were in bonds rated Aaa - also helped. Problems with scattered lower-rated Baa securities prompted investors to demand higher yields, causing many Baa-rated securities to underperform higher-rated securities. The fund's emphasis on intermediate-maturity bonds also was a plus. Because intermediates are less interest-rate sensitive than longer-term bonds, they outperformed their longer-term counterparts as interest rates rose.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Aside from the market's overall downturn, I'd say the biggest disappointments were the fund's limited holdings in longer-maturity discount bonds. Their heightened interest-rate sensitivity, coupled with the fact that they were discount bonds and, therefore, subject to the unfavorable tax treatment I mentioned earlier, really hurt these bonds.

Q. CUTBACKS IN FEDERALLY FUNDED HEALTH CARE PAYMENTS AND OTHER
NEGATIVE DEVELOPMENTS HURT THE HEALTH CARE SECTOR AS A WHOLE DURING THE PAST YEAR. WHAT INFLUENCE DID THAT DEVELOPMENT HAVE ON THE FUND?

A. While the fund wasn't immune from those troubles, it did have a smaller stake in health care bonds than many of its peers. It's also important to note that the vast majority of the health care bonds the fund owned were insured. While insurance doesn't protect the bonds against price declines, it does provide insulation from adverse developments at the issuer level.

Q. GEORGE, WHAT'S YOUR OUTLOOK?

A. As it always is, the direction of interest rates will be the primary factor that determines the municipal market's performance. It's not clear at this point whether the Federal Reserve Board is finished raising interest rates as it did in June, August and November, or whether those rate hikes were just a preview of things to come. But other factors - namely supply and demand - also will play a role. If interest rates remain stable or move higher, I would expect the supply of municipals to continue to taper off as issuers slow down their refinancing and new issuance activity. We've also seen an increase in the demand for municipal bonds as individual investors look to lock in higher yields. To the extent that investors continue on that course, the more municipals will likely benefit. While longer-maturity and lower-quality bonds have performed poorly over the past several months, there may be opportunities to pick up attractively priced, higher-yielding securities. But I plan to be very selective, keeping the bulk of the fund's investments in high-quality, intermediate-maturity bonds that I feel offer the best combination of reward and risk.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

GEORGE FISCHER ON CHOOSING
INVESTMENTS FOR THE FUND:

"When selecting individual bonds
for inclusion in the fund, credit
research is always the starting point.
Using a very rigorous research
process, and with the help of
Fidelity's credit research team, I look
for investment-grade bonds from
issuers that have exhibited fiscal
prudence and are well-managed.
After completing careful credit
research, I then consider
structural characteristics, such as
maturity, call features, coupons
and others. Because so much of
the municipal market is insured,
it's often challenging to add value
through credit research. So I look
for opportunities to take
advantage of pricing anomalies
that creep up due to a fund's
structural characteristics."

(solid bullet) General obligation bonds
(GOs) were the fund's largest
sector concentration throughout
the past year, making up 32.4% of
the fund's net assets at the end of
the period. A GO is backed by the
full faith and credit - which
includes the taxing power - of a
city, county, state or other issuer.
GOs are repaid through general
revenues - including individual
and corporate taxes -
collected by the issuer.

FUND FACTS

GOAL: high-current tax-free
income for Ohio residents by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income tax
and Ohio personal income
tax

FUND NUMBER: 088

TRADING SYMBOL: FOHFX

START DATE: November 15,
1985

SIZE: as of December 31,
1999, more than $352
million

MANAGER: George Fischer,
since 1997; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
DECEMBER 31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

General Obligations            32.4                    30.5

Escrowed/Pre-Refunded          12.5                    12.0

Water & Sewer                  12.2                    13.9

Electric Utilities             9.0                     9.3

Education                      8.6                     7.4

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

                                                      6 MONTHS AGO

Years                          13.3                    12.8


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1999

                                   6 MONTHS AGO

Years                         7.3   6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1999

Row: 1, Col: 1, Value: 64.09999999999999
Row: 1, Col: 2, Value: 26.1
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 2.6
Row: 1, Col: 6, Value: 0.8

AS OF JUNE 30, 1999
Row: 1, Col: 1, Value: 63.3
Row: 1, Col: 2, Value: 25.6
Row: 1, Col: 3, Value: 6.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.4
Row: 1, Col: 6, Value: 2.3

Aaa 64.1%
Aa, A 26.1%
Baa 6.1%
Ba and Below 0.3%
Not Rated 2.6%
Short-term
Investments 0.8%

Aaa 63.3%
Aa, A 25.6%
Baa 6.4%
Ba and Below 0.0%
Not Rated 2.4%
Short-term
Investments 2.3%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

MUNICIPAL BONDS - 98.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - 94.8%

Adams County Valley Local
School District Impt.:

6.65% 12/1/03 (MBIA Insured)      Aaa       $ 1,000,000                     $ 1,070,260

6.65% 12/1/04 (MBIA Insured)      Aaa        1,000,000                       1,083,700

6.65% 12/1/05 (MBIA Insured)      Aaa        1,000,000                       1,089,630

Akron Gen. Oblig. (Parking        A1         160,000                         182,053
Facilities)  8.75% 11/1/03

Akron Wtrwks. Rev. Rfdg.          Aaa        2,000,000                       1,882,520
4.875% 3/1/12 (MBIA Insured)

Akron-Summit County Pub.          Aaa        5,000,000                       4,485,550
Library Series A, 5% 12/1/15
(FGIC Insured) (b)

Alliance Wtrwks. Rev. (Cap.       Aaa        765,000                         535,936
Appreciation)  0% 10/15/06
(FGIC Insured)  (Escrowed to
Maturity) (e)

Avon Lake City School             Aaa        7,830,000                       7,231,553
District 5.5% 12/1/26 (FGIC
Insured)

Bedford Hosp. Impt. Rev.          -          650,000                         672,874
Rfdg. (Bedford Cmnty. Hosp.
Proj.) 8.5% 5/15/09
(Pre-Refunded to 5/15/00 @
102) (e)

Buckeye Local School District
Rfdg. (Cap. Appreciation)
(Jefferson County):

0% 12/1/06 (AMBAC Insured)        Aaa        375,000                         263,314

0% 12/1/07 (AMBAC Insured)        Aaa        760,000                         504,359

Buckeye Valley Local School       Aaa        2,500,000                       2,811,600
District Delaware County
Series A, 6.85% 12/1/15
(MBIA Insured)

Butler County Sales Tax 5%        Aaa        2,000,000                       1,751,840
12/15/19  (AMBAC Insured)

Cincinnati Student Ln. Fdg.
Corp.  Student Ln. Rev.:

Rfdg. Series A, 7.25% 2/1/08      A          4,000,000                       4,059,360
(d)

Series A, 5.5% 12/1/01 (d)        A1         5,270,000                       5,291,396

Cleveland Arpt. Sys. Rev.
Series A:

5.5% 1/1/08 (FSA Insured) (d)     Aaa        1,500,000                       1,524,285

6% 1/1/10 (FGIC Insured) (d)      Aaa        2,620,000                       2,696,242

Cleveland Gen. Oblig.:

Rfdg.:

5.375% 9/1/11 (AMBAC Insured)     Aaa        1,960,000                       1,954,884

5.5% 9/1/16 (AMBAC Insured)       Aaa        2,000,000                       1,942,120

5.375% 11/15/11 (FGIC Insured)    Aaa        1,050,000                       1,047,249

5.5% 11/15/12 (FGIC Insured)      Aaa        1,350,000                       1,351,499

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Cleveland Pub. Pwr. Sys. Rev.:

(Cap. Appreciation) (First
Mtg.) Series A:

0% 11/15/08 (MBIA Insured)        Aaa       $ 5,480,000                     $ 3,440,399

0% 11/15/10 (MBIA Insured)        Aaa        2,685,000                       1,478,200

0% 11/15/11 (MBIA Insured)        Aaa        2,685,000                       1,384,789

Rfdg. (First Mtg.) Series 1:

5% 11/15/20 (MBIA Insured)        Aaa        1,145,000                       1,000,845

5.125% 11/15/18 (MBIA Insured)    Aaa        2,000,000                       1,801,320

5.25% 11/15/14 (MBIA Insured)     Aaa        1,000,000                       952,050

Cleveland Wtrwks. Rev.:

(First Mtg.):

Series F92 A, 6.25% 1/1/15        Aaa        125,000                         128,948
(AMBAC Insured)

Series H:

5.75% 1/1/16 (MBIA Insured)       Aaa        45,000                          45,000

5.75% 1/1/16 (MBIA Insured)       Aaa        2,455,000                       2,589,730
(Pre-Refunded to 1/1/06 @
102) (e)

Rfdg.:

(First Mtg.) Series F92 B,        Aaa        1,000,000                       1,045,000
6.25% 1/1/05 (AMBAC Insured)

Rfdg. & Impt. Series I:

5% 1/1/23 (FSA Insured)           Aaa        9,520,000                       8,212,043

5% 1/1/28 (FSA Insured)           Aaa        4,100,000                       3,468,887

Columbus Gen. Oblig.:

(Various Purp. Proj.) Series      Aaa        1,000,000                       1,063,320
1, 6% 5/15/10 (Pre-Refunded
to 5/15/04 @ 102) (e)

(Wtrwks. Enlargement #44          Aaa        1,250,000                       1,319,975
Proj.) 6% 5/1/12
(Pre-Refunded to 5/1/03 @
102) (e)

Rfdg. Series D, 5.25% 9/15/11     Aaa        2,000,000                       1,985,260

Series 1, 5.25% 9/15/11           Aaa        2,000,000                       1,985,260

Cuyahoga County Gen. Oblig.:

Rfdg. (Cap. Appreciation)
Series A:

0% 10/1/08 (MBIA Insured)         Aaa        4,000,000                       2,527,400

0% 10/1/09 (MBIA Insured)         Aaa        4,200,000                       2,501,562

0% 10/1/11 (MBIA Insured)         Aaa        2,400,000                       1,260,624

0% 10/1/12 (MBIA Insured)         Aaa        1,505,000                       740,054

0% 10/1/13 (MBIA Insured)         Aaa        1,500,000                       688,365

5.5% 11/15/05                     Aa1        2,400,000                       2,470,680

Cuyahoga County Hosp. Rev.        Aaa        2,000,000                       1,851,700
(Univ. Hosp.  Health Sys.,
Inc. Proj.) 5.4% 1/15/19
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Delaware City School District:

(Cap. Appreciation) 0%            Aaa       $ 1,000,000                     $ 590,360
12/1/09  (FGIC Insured)

5.5% 12/1/08 (FGIC Insured)       Aaa        1,400,000                       1,423,100

Delaware County Swr. District     Aaa        4,000,000                       3,195,120
Impt. 4.75% 12/1/24 (MBIA
Insured)

Dublin City School District:

(Various Purp. Proj.) 6.2%        Aaa        1,400,000                       1,483,944
12/1/19  (AMBAC Insured)
(Pre-Refunded to  12/1/02 @
102) (e)

Rfdg. (Cap. Appreciation) 0%      Aaa        1,930,000                       1,514,529
12/1/04 (AMBAC Insured)

Fairfield City School District:

7.1% 12/1/07 (FGIC Insured)       Aaa        1,120,000                       1,257,704

7.45% 12/1/14 (FGIC Insured)      Aaa        1,000,000                       1,182,880

Franklin County Convention        Aaa        2,000,000                       1,685,380
Facilities Auth. Tax & Lease
Rev. 5% 12/1/27 (MBIA
Insured)

Franklin County Gen. Oblig.:

Rfdg. 5.375% 12/1/20              Aaa        2,000,000                       1,856,320

5.5% 12/1/15                      Aaa        1,225,000                       1,201,762

5.5% 12/1/16                      Aaa        1,290,000                       1,256,460

Franklin County Gen. Oblig.
Rev. (Online Computer
Library Ctr., Inc. Proj.):

6% 4/15/13                        -          3,500,000                       3,517,150

7.2% 7/15/06 (Pre-Refunded to     -          1,000,000                       1,038,370
 7/15/01 @ 100) (e)

Franklin County Hosp. Rev.        Baa3       5,000,000                       3,990,600
(Ohio Doctors Health Corp.
Proj.) Series A, 5.6% 12/1/28

Gallia County Hosp.               Aaa        3,000,000                       2,833,170
Facilities Rev.  (Holzer
Med. Ctr. Proj.) 5.125%
10/1/13 (AMBAC Insured)

Gateway Economic Dev. Corp.       -          3,000,000                       2,969,730
Greater Cleveland Stadium
Rev. Series 1990,  6.5%
9/15/14 (d)

Greater Cleveland Reg'l.          Aaa        1,800,000                       1,883,538
Trans. Auth. 5.65% 12/1/16
(FGIC Insured) (Pre-Refunded
to 12/1/06 @ 101) (e)

Greene County Gen. Oblig.         Aaa        2,490,000                       2,453,248
Rev. Rfdg.  (Fairview
Extended Proj.) Series B,
4.5% 1/1/11 (MBIA Insured)

Greene County Swr. Sys. Rev.      Aaa        775,000                         457,529
(Cap. Appreciation) 0%
12/1/09 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Greene County Wtr. Sys. Rev.      Aaa       $ 2,500,000                     $ 2,522,725
Series A, 6% 12/1/16 (FGIC
Insured)

Hamilton County Health Care
Sys. Rev. (Sisters  of
Charity Health Care Proj.)
Series A:

6.25% 5/15/08 (AMBAC Insured)     Aaa        4,220,000                       4,454,294
(Pre-Refunded to 5/15/03 @
101) (e)

6.25% 5/15/14 (AMBAC Insured)     Aaa        1,000,000                       1,055,520
(Pre-Refunded to 5/15/03 @
101) (e)

Hamilton County Gen. Oblig.:

5.25% 12/1/15                     Aa2        1,795,000                       1,696,347

5.25% 12/1/16                     Aa2        1,900,000                       1,780,034

5.25% 12/1/17                     Aa2        2,005,000                       1,861,562

Hamilton County Health Sys.       Baa2       5,000,000                       5,345,350
Rev. Rfdg. (Providence
Hosp./Franciscan Sisters
Poor Health Sys. Proj.)
6.875% 7/1/15  (Pre-Refunded
to 7/1/02 @ 102) (e)

Hamilton County Sales Tax         Aaa        2,250,000                       1,901,295
(Football Stadium Proj.)
Series B, 5% 12/1/27 (MBIA
Insured)

Hamilton County Swr. Sys.
Rev. Rfdg. & Impt.:

(Metro. Swr. District Proj.)      Aaa        3,200,000                       3,269,600
Series A, 5.45% 12/1/09
(FGIC Insured)

Series A, 6% 12/1/05 (FGIC        Aaa        4,500,000                       4,766,580
Insured)

Hamilton Elec. Sys. Mtg. Rev.
Rfdg. Series A:

6% 10/15/09 (FGIC Insured)        Aaa        2,920,000                       3,038,815

6% 10/15/12 (FGIC Insured)        Aaa        2,000,000                       2,072,800

Hilliard School District          Aaa        1,415,000                       1,495,103
Series A, 6% 12/1/05 (FGIC
Insured)

Lakewood Gen. Oblig. Series A:

6.6% 12/1/08                      Aa3        1,525,000                       1,661,167

6.6% 12/1/11                      Aa3        1,630,000                       1,774,043

Lakota Local School District
Rfdg. (Cap. Appreciation):

0% 12/1/00                        Aa3        625,000                         601,913

0% 12/1/01                        Aa3        590,000                         540,517

0% 12/1/02                        Aa3        555,000                         482,178

0% 12/1/03                        Aa3        260,000                         214,474

0% 12/1/04                        Aa3        730,000                         570,115

0% 12/1/05                        Aa3        690,000                         509,275

0% 12/1/06                        Aa3        650,000                         453,343

0% 12/1/07                        Aa3        610,000                         401,703

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Lima Swr. Sys. Rev. Rfdg. &
Impt.:

6.3% 12/1/12 (AMBAC Insured)      Aaa       $ 2,500,000                     $ 2,633,525

6.3% 12/1/12 (AMBAC Insured)      Aaa        2,500,000                       2,656,625
(Pre-Refunded to 12/1/02 @
102) (e)

Lowellville San. Swr. Sys.        BB-        900,000                         908,793
Rev. (Browning-Ferris
Industries, Inc. Proj.)
7.25% 6/1/06 (d)

Lucas County Hosp. Rev.
(Promedia Healthcare Oblig.
Group):

5.375% 11/15/23 (AMBAC            Aaa        5,000,000                       4,517,550
Insured)

5.625% 11/15/12 (AMBAC            Aaa        2,000,000                       1,989,200
Insured)

5.625% 11/15/13 (AMBAC            Aaa        1,200,000                       1,177,464
Insured)

Marion County Hosp. Impt.
Rev. Rfdg.  (Cmnty. Hosp.
Proj.):

5.7% 5/15/02                      BBB+       1,500,000                       1,491,720

5.8% 5/15/03                      BBB+       1,825,000                       1,811,148

6.1% 5/15/06                      BBB+       1,000,000                       981,930

Mason City School District:

6.05% 12/1/09 (FGIC Insured)      Aaa        1,225,000                       1,303,216

6.15% 12/1/10 (FGIC Insured)      Aaa        1,420,000                       1,520,792

Mentor Exempted Village
School District Rfdg. (Cap.
Appreciation):

0% 12/1/00 (MBIA Insured)         Aaa        755,000                         726,914

0% 12/1/01 (MBIA Insured)         Aaa        795,000                         728,323

0% 12/1/03 (MBIA Insured)         Aaa        840,000                         695,562

Middleburg Heights Hosp. Rev.     A2         2,000,000                       2,121,080
Impt.  (Southwest Gen. Hosp.
Proj.) 7.2% 8/15/19
(Pre-Refunded to 8/15/01 @
102) (e)

Montgomery County Solid Waste     Aaa        1,940,000                       2,053,451
Rev. Rfdg.  6% 11/1/05 (MBIA
Insured)

Newark Gen. Oblig. (Cap.          Aaa        455,000                         301,952
Appreciation)  (Wtr. Sys.
Impt. Proj.) 0% 12/1/07
(AMBAC Insured)

North Canton School District      Aaa        2,000,000                       2,127,640
Impt. 5.9% 12/1/14 (AMBAC
Insured) (Pre-Refunded to
12/1/04 @ 102) (e)

Northeast Ohio Reg'l. Swr.        Aaa        1,000,000                       1,064,450
District  Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC
Insured)

Ohio Air Quality Dev. Auth.
Rev.:

(Columbus Southern Pwr. Co.       Aaa        3,000,000                       3,110,190
Proj.) Series A, 6.375%
12/1/20 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Air Quality Dev. Auth.
Rev.: - continued

Rfdg.:

(Dayton Pwr. & Lt. Co. Proj.)     A1        $ 4,000,000                     $ 3,870,760
6.1% 9/1/30

Bonds (Ohio Edison Proj.)         Baa3       5,000,000                       4,884,200
Series A, 4.25%, tender
6/1/01

Ohio Bldg. Auth.:

(Administration Bldg. Fund
Proj.) Series A:

4.875% 10/1/10                    Aa2        1,000,000                       955,520

5.25% 10/1/10                     Aa2        2,550,000                       2,536,256

(Ohio Ctr. Arts Proj.) Series     Aa2        2,000,000                       2,045,480
A,  5.45% 10/1/07

(State Correctional Adult         Aa2        1,000,000                       919,500
Facilities Proj.)  Series A,
5.25% 10/1/17

(W. Green Bldg. Proj.) Series     A2         4,620,000                       4,127,323
A,  4.75% 4/1/14

Rfdg. (State Correctional
Adult Facilities Proj.)
Series A:

5.25% 10/1/09                     Aa2        1,350,000                       1,347,179

5.7% 10/1/04                      Aa2        1,125,000                       1,168,380

Ohio Cap. Corp. for Hsg.          AAA        1,000,000                       1,028,750
Multi-family Rev. Rfdg.
Series A, 7.5% 1/1/24

Ohio Expositions Commission       -          885,000                         902,488
Ctfs. of Prtn. (Agricenter
Facilities Proj.) 8.25%
10/1/06 (Pre-Refunded to
4/1/00 @ 101) (e)

Ohio Higher Edl. Facilities
Rev.:

(Case Western Reserve Univ.
Proj.):

Series B, 6.5% 10/1/20            Aa2        2,250,000                       2,404,418

Series C, 5.125% 10/1/17          Aa2        2,985,000                       2,695,186

6% 10/1/22                        Aa2        650,000                         661,707

(Denison Univ. Proj.) 5.3%        A1         3,775,000                       3,433,665
11/1/21

(Oberlin College Proj.) 5%        AA         3,000,000                       2,506,260
10/1/29

Rfdg. (Case Western Reserve
Univ. Proj.):

6% 10/1/14                        Aa2        1,500,000                       1,537,905

6.125% 10/1/15                    Aa2        2,000,000                       2,067,960

6.25% 10/1/16                     Aa2        2,500,000                       2,610,600

Series II B, 5.9% 12/1/06         Aaa        1,000,000                       1,038,390
(AMBAC Insured)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. (Residential Proj.):

Series A1, 5.3% 9/1/26 (d)        AAA        1,290,000                       1,294,334

Series B2, 5.375% 9/1/19 (d)      AAA        3,425,000                       3,428,528

Series C, 4.9% 9/1/26 (d)         AAA        1,390,000                       1,375,933

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hwy. Cap. Impt.
(Infrastructure Impt. Proj.):

0% 8/1/09                         Aa1       $ 2,290,000                     $ 1,376,061

0% 8/1/10                         Aa1        2,000,000                       1,130,280

0% 8/1/14                         Aa1        1,375,000                       594,261

5.75% 8/1/04                      Aa1        1,000,000                       1,039,380

6.15% 8/1/10 (Pre-Refunded to     Aa1        3,530,000                       3,789,490
 8/1/05 @ 102) (e)

6.5% 9/1/01                       Aa1        1,000,000                       1,032,940

6.65% 8/1/05                      Aa1        3,000,000                       3,257,040

6.65% 9/1/09                      Aa1        1,000,000                       1,083,200

Ohio Poll. Cont. Rev.             Aa2        3,100,000                       3,412,790
(Standard Oil Co. Proj.)
6.75% 12/1/15

Ohio Pub. Facilities
Commission Rev.:

(Higher Ed. Facilities Proj.)     Aaa        2,000,000                       2,085,380
Series II A,  6.3% 5/1/03
(AMBAC Insured)
(Pre-Refunded to 5/1/01 @
102) (e)

(Mental Health Cap.               Aaa        2,600,000                       2,529,852
Facilities Proj.) Series II
B, 5.125% 6/1/11 (FSA
Insured)

Ohio Tpk. Commission Rev.:

Rfdg. Series A, 5.5% 2/15/21      Aaa        5,000,000                       4,730,650
(FGIC Insured)

Series A:

5.5% 2/15/26 (MBIA Insured)       Aaa        5,000,000                       5,212,000
(Pre-Refunded to 2/15/06 @
102) (e)

5.6% 2/15/12 (MBIA Insured)       Aaa        2,840,000                       2,863,884

5.7% 2/15/13 (MBIA Insured)       Aaa        2,660,000                       2,683,993

5.7% 2/15/17 (MBIA Insured)       Aaa        2,000,000                       2,105,660
(Pre-Refunded to 2/15/06 @
102) (e)

6% 2/15/05 (FSA Insured)          Aaa        2,000,000                       2,104,100

6% 2/15/06 (FSA Insured)          Aaa        2,200,000                       2,325,972

Ohio Univ. Gen. Receipts          Aa2        3,300,000                       3,195,522
Series A,  5.8% 12/1/29

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev. (Wtr.
Cont. Ln. Fund Prog.):

State Match Series, 6.5%          Aaa        2,735,000                       2,966,600
12/1/05  (MBIA Insured)

Wtr. Quality Series, 5.125%       Aaa        4,000,000                       3,575,560
6/1/19  (MBIA Insured)

Ohio Wtr. Dev. Auth. Rev.:

(Fresh Wtr. Proj.) 6.25%          Aaa        1,915,000                       2,001,520
12/1/02  (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Wtr. Dev. Auth. Rev.: -
continued

(Pure Wtr. Proj.) Series I,       Aaa       $ 1,685,000                     $ 1,711,505
6% 12/1/16 (AMBAC Insured)
(Escrowed to Maturity) (e)

Rfdg. (Safe Wtr. Proj.) 6%        Aaa        2,000,000                       2,122,460
6/1/07  (AMBAC Insured)

Rfdg. & Impt. (Pure Wtr.          Aaa        2,500,000                       2,383,700
Proj.) 5.5% 12/1/18 (AMBAC
Insured)

Ohio Wtr. Dev. Auth. Solid        A1         6,350,000                       6,326,886
Waste Disp. Rev. (North Star
BHP Steel/Cargill Proj.)
6.3% 9/1/20 (d)

Ottawa County San. Swr. Sys.      Aaa        1,445,000                       1,023,291
Rev. Rfdg. (Cap.
Appreciation) (Danbury
Proj.) 0% 10/1/06 (AMBAC
Insured)

Pickerington Local School         Aaa        1,000,000                       1,044,690
District Construction &
Impt. 5.8% 12/1/09 (FGIC
Insured)

Portage County Hosp. Rev.         Aaa        1,080,000                       1,147,835
(Robinson  Memorial Hosp.
Proj.) 6.5% 11/15/03  (MBIA
Insured)

Scioto County Marine Term.        Baa1       3,000,000                       2,747,670
Facilities  Rev. Rfdg.
(Norfolk Southern Corp.
Proj.)  5.3% 8/15/13

Southwestern City School          Aaa        1,000,000                       1,050,460
District Franklin & Pickway
County Rfdg. Series A, 6.2%
12/1/06 (AMBAC Insured)

Springboro Cmnty. City School     Aaa        915,000                         642,486
District Rfdg. (Cap.
Appreciation) 0% 12/1/06
(AMBAC Insured)

Stark County Gen. Oblig.          Aaa        1,150,000                       1,174,967
Rfdg. 5.6% 11/15/08 (AMBAC
Insured)

Toledo Gen. Oblig.:

5.5% 12/1/08 (FGIC Insured)       Aaa        1,000,000                       1,020,580

5.5% 12/1/09 (FGIC Insured)       Aaa        1,000,000                       1,017,040

6.1% 12/1/14 (AMBAC Insured)      Aaa        1,750,000                       1,793,225

7.625% 12/1/04 (AMBAC Insured)    Aaa        1,000,000                       1,123,650

Warren County Gen. Oblig.:

Swr. Impt. (P&G Co./Lower         Aa2        1,455,000                       1,407,989
Miami Proj.)  5.5% 12/1/16

6.1% 12/1/12                      Aa2        500,000                         524,410

6.65% 12/1/11                     Aa2        500,000                         549,115

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Westlake City School District     Aa3       $ 1,060,000                     $ 1,124,734
Series A,  6.15% 12/1/05

Wyoming City School District      Aaa        1,680,000                       1,431,898
Series B,  5% 12/1/23 (FGIC
Insured)

                                                                             334,860,255

PUERTO RICO - 3.5%

Puerto Rico Commonwealth Hwy.     Aaa        1,600,000                       1,327,872
& Trans.  Auth. Trans. Rev.
Series A, 5% 7/1/38  (MBIA
Insured)

Puerto Rico Commonwealth          Aaa        7,810,000                       6,646,076
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A, 5%
7/1/28 (AMBAC Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        4,000,000                       3,403,880
Pwr. Rev. 5% 7/1/28 (MBIA
Insured)

Puerto Rico Muni. Fin. Agcy.      Aaa        1,000,000                       948,120
Series A,  5.5% 8/1/23 (FSA
Insured)

                                                                             12,325,948

TOTAL MUNICIPAL BONDS                                                        347,186,203
(Cost $355,019,668)


MUNICIPAL NOTES - 0.8%

OHIO - 0.8%

Cuyahoga County Hosp. Rev.       600,000                 600,000
(Cleveland Clinic Foundation
Proj.) Series 1997 D, 4.8%
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.), VRDN (c)

Ohio Air Quality Dev. Auth.      1,200,000               1,200,000
Rev. (Cinncinnati Gas &
Elec. Co. Proj.) Series 1985
A, 4.5%, LOC UBS AG, VRDN (c)

Ohio Solid Waste Rev.            900,000                 900,000
(British Petroleum
Exploration & Oil, Inc.
Proj.) Series 1998, 5.35%,
VRDN (c)(d)

TOTAL MUNICIPAL NOTES                                    2,700,000
(Cost $2,700,000)

TOTAL INVESTMENT PORTFOLIO -       349,886,203
99.1%
(Cost $357,719,668)

NET OTHER ASSETS - 0.9%            3,087,082

NET ASSETS - 100%                 $ 352,973,285


FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

42 Bond Buyer Municipal Bond   March 2000           $ 3,883,687                          $ (54,065)
Index Contracts


The face value of futures purchased as a percentage of net assets -
1.1%

SECURITY TYPE ABBREVIATIONS

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,790.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        87.5%  AAA, AA, A    80.4%

Baa               4.9%   BBB           4.9%

Ba                0.0%   BB            0.3%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.6%.
The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          32.4%

Escrowed/Pre-Refunded        12.5

Water & Sewer                12.2

Electric Utilities           9.0

Education                    8.6

Health Care                  7.0

Transportation               5.8

Others* (individually less    12.5
than 5%)

                             100.0%

* Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $357,719,668. Net unrealized depreciation aggregated $7,833,465, of which $4,351,351 related to appreciated investment securities and $12,184,816 related to depreciated investment securities.

The fund hereby designates approximately $779,000 as a capital gain dividend for the purpose of the dividend paid deduction.

SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1999

ASSETS

Investment in securities, at               $ 349,886,203
value (cost $357,719,668) -
See accompanying schedule

Cash                                        47,384

Receivable for fund shares                  97,116
sold

Interest receivable                         4,244,825

 TOTAL ASSETS                               354,275,528

LIABILITIES

Payable for fund shares         $ 695,387
redeemed

Distributions payable            426,888

Accrued management fee           113,703

Payable for daily variation      1,313
on futures contracts

Other payables and accrued       64,952
expenses

 TOTAL LIABILITIES                          1,302,243

NET ASSETS                                 $ 352,973,285

Net Assets consist of:

Paid in capital                            $ 361,274,739

Accumulated undistributed net               (413,924)
realized  gain (loss) on
investments

Net unrealized appreciation                 (7,887,530)
(depreciation) on investments

NET ASSETS, for 32,510,794                 $ 352,973,285
shares outstanding

NET ASSET VALUE, offering                   $10.86
price and redemption price
per share ($352,973,285
(divided by) 32,510,794
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                                $ 20,099,036

EXPENSES

Management fee                  $ 1,461,190

Transfer agent fees              327,640

Accounting fees and expenses     118,286

Non-interested trustees'         1,098
compensation

Custodian fees and expenses      15,376

Registration fees                24,330

Audit                            34,130

Legal                            5,111

Miscellaneous                    9,526

 Total expenses before           1,996,687
reductions

 Expense reductions              (15,446)       1,981,241

NET INTEREST INCOME                             18,117,795

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           844,966

 Futures contracts               (461,438)      383,528

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (29,429,058)

 Futures contracts               (54,065)       (29,483,123)

NET GAIN (LOSS)                                 (29,099,595)

NET INCREASE (DECREASE) IN                     $ (10,981,800)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                             $ 4,251

 Transfer agent credits                         11,195

                                               $ 15,446

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 18,117,795                  $ 17,882,883

 Net realized gain (loss)         383,528                       4,885,546

 Change in net unrealized         (29,483,123)                  (906,060)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (10,981,800)                  21,862,369
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,117,795)                  (17,882,883)
From net interest income

 From net realized gain           (383,528)                     (3,506,383)

 In excess of net realized        (392,840)                     -
gain

 TOTAL DISTRIBUTIONS              (18,894,163)                  (21,389,266)

Share transactions Net            69,846,503                    66,919,917
proceeds from sales of shares

 Reinvestment of distributions    13,297,374                    15,535,211

 Cost of shares redeemed          (96,460,366)                  (75,669,488)

 NET INCREASE (DECREASE) IN       (13,316,489)                  6,785,640
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (43,192,452)                  7,258,743
IN NET ASSETS

NET ASSETS

 Beginning of period              396,165,737                   388,906,994

 End of period                   $ 352,973,285                 $ 396,165,737

OTHER INFORMATION
Shares

 Sold                             6,106,427                     5,687,666

 Issued in reinvestment of        1,172,502                     1,322,589
distributions

 Redeemed                         (8,525,683)                   (6,432,601)

 Net increase (decrease)          (1,246,754)                   577,654


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.740   $ 11.720   $ 11.430   $ 11.590   $ 10.520
of period

Income from Investment            .536       .538       .554       .560       .618
Operations Net interest
income

Net realized and unrealized       (.857)     .125       .413       (.090)     1.070
gain (loss)

Total from investment             (.321)     .663       .967       .470       1.688
operations

Less Distributions

From net interest income          (.536)     (.538)     (.554)     (.560)     (.618)

From net realized gain            (.011)     (.105)     (.105)     (.070)     -

In excess of net realized gain    (.012)     -          (.018)     -          -

Total distributions               (.559)     (.643)     (.677)     (.630)     (.618)

Net asset value, end of period   $ 10.860   $ 11.740   $ 11.720   $ 11.430   $ 11.590

TOTAL RETURN A                    (2.83)%    5.79%      8.74%      4.23%      16.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 352,973  $ 396,166  $ 388,907  $ 381,626  $ 404,443
(000 omitted)

Ratio of expenses to average      .52%       .55% B     .56% B     .59%       .58%
net assets

Ratio of expenses to average      .51% C     .55%       .56%       .59%       .58%
net assets after expense
reductions

Ratio of net interest income      4.71%      4.58%      4.83%      4.93%      5.52%
to average net assets

Portfolio turnover rate           14%        19%        15%        43%        48%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OH MUNICIPAL MONEY        2.86%        16.83%        39.08%
MARKET

Ohio Tax-Free Money Market         2.73%        16.47%        37.49%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 13 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OH MUNICIPAL MONEY        2.86%        3.16%         3.35%
MARKET

Ohio Tax-Free Money Market         2.73%        3.09%         3.23%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               1/3/00  9/27/99  6/28/99  3/29/99  12/28/98



Fidelity Ohio Municipal        4.16%   3.09%    2.95%    2.63%    3.18%
Money Market Fund



Ohio Tax-Free Money Market     4.04%   3.01%    2.90%    2.49%    3.02%
Funds Average



Ohio Municipal Money   Market  7.03%   5.22%    4.98%    4.45%    5.37%
Tax-equivalent



Portion of fund's income       0.00%   0.00%    0.96%    3.58%    0.00%
subject to state taxes




Row: 1, Col: 1, Value: 4.159999999999999
Row: 1, Col: 2, Value: 4.04

Row: 2, Col: 1, Value: 3.09
Row: 2, Col: 2, Value: 3.01

Row: 3, Col: 1, Value: 2.95
Row: 3, Col: 2, Value: 2.9

Row: 4, Col: 1, Value: 2.63
Row: 4, Col: 2, Value: 2.49

Row: 5, Col: 1, Value: 3.18
Row: 5, Col: 2, Value: 3.02

Ohio Municipal
Money Market
Fund

Ohio Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 40.80%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to states taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(PHOTOGRAPH OF SCOTT ORR)

An interview with Scott Orr, Portfolio Manager of Fidelity Ohio
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING 1999?

A. At the beginning of the period, the global economic crisis from the fall of 1998 continued to cast a shadow over the market. There were many questions about the pace of U.S. economic growth and the direction of interest rates. Early in 1999, however, any doubts were put to rest, as both growth and employment strengthened. In addition, data began to indicate that inflation might not be as well-behaved as it had been in the recent past. Faced with that backdrop, market observers began to feel that the Federal Reserve Board would raise short-term interest rates to slow growth and head off inflation. Through the rest of the period, economic growth remained solid and unemployment stayed at historically low levels. Such a tight labor market often leads to inflation, as employers are forced to raise salaries in order to attract or retain workers, passing on the additional cost to the consumer. The Fed indicated that improvements in worker productivity had helped keep inflation at bay. Nevertheless, with constant, broad-based economic strength and continually tight labor markets, the Fed felt compelled to take back all three of the rate cuts it had implemented in the fall of 1998. It did so with a series of three 0.25 percentage point rate hikes in June, August and November, raising the rate banks charge each other for overnight loans
- known as the fed funds rate - from 4.75% at the beginning of the period to 5.50% by the end of 1999.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In many states, municipalities issue longer-term, fixed-rate money market securities only at certain parts of the year, particularly in the summer. In Ohio, by contrast, fixed-rate note supply comes to market at a regular pace throughout the year. Because of this ample, steady supply, I tend to "ladder" the portfolio, purchasing longer-term, fixed-rate notes at regular intervals. During any given month the fund replaces maturing notes with new longer-term issues, with the fund's investments allocated evenly across the maturity spectrum. If I didn't pursue this strategy, the fund would become overweighted in very-short-term, variable-rate securities which, because of strong demand in Ohio, tend to offer yields that are significantly lower than fixed-rate alternatives. This strategy leads me to maintain a good portion of the fund in the longer end of the market, resulting in an average maturity that can be longer than might otherwise be dictated by my interest-rate outlook. For example, during the rising interest-rate environment in 1999, a more typical response would have been to keep the fund's maturity short in order to take advantage of rising yields as they emerged. There were some periods in the middle of the year when certain fixed-rate securities underperformed because their yields were lower than more recent prevailing market rates. Nevertheless, because of the laddering strategy, I was able to reinvest fairly quickly the assets from securities coming to maturity in fixed-rate notes offering more attractive yields. And for most of the year, this approach worked quite well. Beyond this strategy, there were times when I temporarily avoided certain maturities because I felt they didn't incorporate my expectations for higher rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1999, was 3.99%, compared to 3.22% 12 months ago. The more recent seven-day yield was the equivalent of a 6.74% taxable rate of return for Ohio investors in the 40.80% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 1999, the fund's 12-month total return was 2.86%, compared to 2.73% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Before the Fed's most recent rate hike, market sentiment reflected the belief that the Fed would sit back and wait to see what happens after bringing rates back to their 1998 levels. However, judging by its reaction to the latest Fed move, the market doesn't feel the Fed is done implementing rate increases. If the trends of tight employment and economic strength continue, I believe it is likely the Fed will raise rates again in early 2000 to slow growth and prevent inflation from cropping up. The timing and scope of any Fed rate hikes would most probably be dictated by the pace of the economy and the tightness of the labor market.

FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax

FUND NUMBER: 419

TRADING SYMBOL: FOMXX

START DATE: August 29, 1989

SIZE: as of December 31,
1999, more than $489
million

MANAGER: Scott Orr, since
1996; manager, various Fidelity
and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES

MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99  % OF FUND'S INVESTMENTS
                               12/31/99                                                  12/31/98

  0 - 30                        67.9                     68.4                             69.4

 31 - 90                        2.8                      9.6                              7.2

 91 - 180                       10.2                     9.3                              8.0

181 - 397                       19.1                     12.7                             15.4

WEIGHTED AVERAGE MATURITY

                               12/31/99                 6/30/99                          12/31/98

Fidelity Ohio Municipal Money  72 DAYS                  61 Days                          66 Days
 Market Fund

Ohio Tax-Free Money Market     61 DAYS                  48 Days                          59 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999                                          AS OF JUNE 30, 1999

                           Variable Rate  Demand Notes                                Variable Rate  Demand Notes
                           (VRDNs) 59.8%                                              (VRDNs) 61.3%

                           Commercial Paper (including                                Commercial Paper (including
                           CP Mode) 3.7%                                              CP Mode) 7.7%

                           Tender Bonds 7.2%                                          Tender Bonds 2.1%

                           Municipal Notes 22.7%                                      Municipal Notes 26.8%

                           Other Investments  and Net                                 Other Investments  and Net
                           Other Assets 6.6%                                          Other Assets 2.1%



Row: 1, Col: 1, Value: 59.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 22.7
Row: 1, Col: 8, Value: 6.6

Row: 1, Col: 1, Value: 61.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 7.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.1
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 26.8
Row: 1, Col: 8, Value: 2.1

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

MUNICIPAL SECURITIES - 96.4%

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - 96.4%

Allen County Gen. Oblig. BAN     $ 3,865,000           $ 3,865,144
3.5% 1/5/00

American Muni. Pwr. BAN           3,800,000             3,800,000
(Cleveland Pub. Pwr. Proj.)
3.9% 9/1/00

Ashland Gen. Oblig. BAN           4,000,000             4,005,116
(Muni. Court & Jail
Facilities Proj.) 3.8%
7/13/00

Ashtabula County Ind. Dev.
Rev.:

(Plasticolors, Inc. Proj.)        2,260,000             2,260,000
Series 1996 A, 5.7%,
(Cotswold Ltd.) LOC Key Bank
NA, VRDN (a)(d)

(Zehro Plastics, Inc. Proj.)      5,000,000             5,000,000
Series 1999, 5.5%, LOC Bank
One NA, Michigan, VRDN (a)(d)

Athens Gen. Oblig. BAN 3.5%       2,600,000             2,600,986
2/4/00

Bedford Heights Indl. Dev.        850,000               850,000
Rev. (Olympic Steel Proj.)
Series 1989, 5.65%, LOC
Nat'l. City Bank, VRDN (a)(d)

Bowling Green Gen. Oblig. BAN     4,045,000             4,050,682
3.6% 6/15/00

Brecksville Gen. Oblig. BAN       3,000,000             3,002,018
3.4% 6/8/00

Butler County Gen. Oblig. BAN     3,000,000             3,006,804
3.85% 8/3/00

Butler County Trans. Impt.        4,615,000             4,630,062
District Bonds Series A,
4.75% 4/1/00 (FSA Insured)

Cambridge Hosp. Facilities        7,100,000             7,100,000
Rev. Bonds (Southeastern
Reg'l. Med. Ctr. Proj.)
4.6%, tender 1/3/00, LOC
Nat'l. City Bank

Canfield Local School             4,400,000             4,418,803
District BAN 4.5% 9/28/00

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Series 1998 A1, 5.25% (BPA        700,000               700,000
Bank of America NA), VRDN
(a)(d)

Series 1998 A2, 5.25% (BPA        3,300,000             3,300,000
Bank of America NA), VRDN
(a)(d)

Clark County Multi-family         4,885,000             4,885,000
Rev. (Masonic Home Proj.)
Series 1999, 5.56% (AMBAC
Insured), VRDN (a)

Clermont County Ind. Dev. Rev.:

(American Micro Products          4,200,000             4,200,000
Proj.) 5.75%, LOC Firstar
Bank NA, VRDN (a)(d)

(Mane-Seafla, Inc. Proj.)         4,650,000             4,650,000
5.6%,  LOC Bank One, NA,
VRDN (a)(d)

Clinton County Hosp. Rev.         15,000,000            15,000,000
(Ohio Hosp. Cap., Inc.
Proj.)  5.6%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Cuyahoga County Health Care       4,700,000             4,700,000
Facilities Rev. (Althenheim
Proj.) 5.56%, LOC Firstar
Bank NA, VRDN (a)

Cuyahoga County Hosp. Rev.:

(Cleveland Clinic Foundation
Proj.):

Series 1996 A, 5.65%, LOC         1,150,000             1,150,000
Morgan Guaranty  Trust Co.,
NY, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Cuyahoga County Hosp. Rev.: -
continued

(Cleveland Clinic Foundation
Proj.):

Series 1997 A, 5.65% (AMBAC      $ 1,300,000           $ 1,300,000
Insured), VRDN (a)

(Univ. Hospitals Health Sys.,     2,320,000             2,320,000
Inc. Proj.) Series 1999 D,
5.65% (AMBAC Insured), VRDN
(a)

Cuyahoga County Ind. Dev. Rev.:

(Progressive Plastics, Inc.       2,115,000             2,115,000
Proj.) 5.6%, LOC Bank One,
NA, VRDN (a)(d)

(The Great Lakes Brewing Co.      5,480,000             5,480,000
Proj.) 5.66%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)(d)

Dayton Gen. Oblig. BAN (Arpt.     5,000,000             5,001,233
Impt. Proj.) Series 1999,
3.4% 3/3/00

Delaware County Health Care       4,170,000             4,170,000
Facilities (Willow Brook
Christian Cmnty. Proj.)
5.56%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)

Elyria Gen. Oblig. BAN 4.35%      3,000,000             3,006,943
12/19/00

Erie County Health Care           3,600,000             3,600,000
Facilities Rev. (Commons of
Providence Proj.) Series
1999 B, 5.92%, LOC Bank One,
NA, VRDN (a)

Erie County Ind. Dev. Rev.        5,000,000             5,000,000
Rfdg. (U.S. Tsubaki Proj.)
Series 1999, 5.67%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

Erie County Multi-family Hsg.     10,600,000            10,600,000
Rev. (Providence Residential
Comnty. Corp. Proj.) Series
1999 A, 5.92%,  LOC Bank
One, NA, VRDN (a)

Fairborn City School District     3,300,000             3,308,974
BAN 4.4% 9/14/00

Fairborn Gen. Oblig. BAN          1,500,000             1,500,660
(Wtr. Meters Acquisition
Proj.) 3.87% 9/7/00

Fairfield County Gen. Oblig.      2,950,000             2,958,824
BAN (Various Util. Impt.
Proj.)  4% 7/25/00

Franklin County Ind. Dev. Rev.:

(Berwick Steel Co. Proj.) 6%,     4,600,000             4,600,000
(260 E. Naghten LP)  LOC
Sanwa Bank Ltd., VRDN (a)

(Inland Products, Inc. Proj.)     600,000               600,000
5.65%, LOC PNC  Bank NA,
VRDN (a)(d)

Franklin County Multi-family
Rev.:

Bonds (BlackLick Station          2,500,000             2,500,000
Aprts. Proj.) Series 1999,
4.05%, tender 10/1/00, LOC
Fifth Third Bank, Cincinnati
(d)

(Colonial Courts Proj.)           2,500,000             2,500,000
5.65%, LOC Firstar Bank,
Milwaukee NA, VRDN (a)(d)

Franklin Multi-family Rev.        4,600,000             4,600,000
Bonds (260 East Naghten
Street Proj.) 3.85%, tender
8/1/00, LOC Fifth Third
Bank, Cincinnati (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Geauga County Gen. Oblig. BAN    $ 2,000,000           $ 2,000,717
Series 1999,  3.35% 3/9/00

Greene County Gen. Oblig. BAN     2,672,600             2,680,809
Series 1999 F,  4.25%
11/21/00

Grove City Gen. Oblig. BAN        3,350,000             3,360,232
Series 1999, 4.25% 11/10/00

Hamilton County Gen. Oblig.       2,175,000             2,176,050
BAN (Court Mgmt. Systems
Proj.) 3.3% 4/6/00

Hamilton County Health Sys.       5,900,000             5,900,000
Rev. (Franciscan Sisters
Poor Health Proj.) Series
1987 A, 5.1%, LOC Sumitomo
Bank Ltd. Japan, VRDN (a)

Hamilton County Ind. Dev.         1,620,000             1,620,000
Rev. (Metro Containers, Inc.
Proj.) 5.6%, LOC Bank One,
NA, VRDN (a)(d)

Hamilton Gen. Oblig. BAN          2,672,000             2,680,647
4.25% 10/20/00

Hilliard Gen. Oblig. BAN          1,600,000             1,602,984
3.85% 7/21/00

Hilliard School District BAN      6,000,000             6,007,457
4.25% 5/25/00

Holmes County Ind. Dev. Rev.      900,000               900,000
(Poultry Processing, Inc.
Proj.) Series 1990, 5.6%,
LOC RaboBank Nederland Coop.
Central, VRDN (a)(d)

Lake County Ind. Dev. Rev.:

(American Bus. Co. Proj.)         1,295,000             1,295,000
5.66%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)(d)

(Norshar Co. Proj.) 5.6%,         3,355,000             3,355,000
(Mid-West Materials Inc.)
LOC Bank One, NA, VRDN (a)(d)

Lebanon Gen. Oblig. BAN:

3.3% 5/25/00                      2,000,000             2,000,000

4.21% 3/31/00                     1,000,000             1,000,756

Logan County Gen. Oblig. BAN      4,000,000             4,008,385
4.25% 11/15/00

Lorain County Independent         4,735,000             4,735,000
Living Facilities (Elyria
United Methodist Village
Proj.) 5.47%,  LOC Bank One,
NA, VRDN (a)

Lucas County Multi-family Rev.:

(Beacon Place/Cubbon Proj.)       3,205,000             3,205,000
5.62%, (Nat'l. Foundation
Retirement & Hsg.
Preservation) LOC Firstar
Bank NA, VRDN (a)

(Lakewoods Proj.) 5.7%, LOC       4,000,000             4,000,000
Key Bank NA, VRDN (a)(d)

Marion County Gen. Oblig. BAN     4,055,000             4,065,229
4.25% 11/16/00

Medina County Hsg. Rev. (The      2,700,000             2,700,000
Oaks at Medina Proj.) Series
B, 5.47%, LOC Bank One, NA,
VRDN (a)

Medina County Ind. Dev. Rev.:

(Firdex, Inc. Proj.) Series       1,060,000             1,060,000
1997, 5.7%, LOC Key Bank NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Medina County Ind. Dev. Rev.:
- continued

(Rembond Proj.) Series 1996,     $ 2,705,000           $ 2,705,000
5.6%, LOC Firstar  Bank NA,
VRDN (a)(d)

Mentor Gen. Oblig. BAN 4%         4,025,000             4,035,891
7/20/00

Middletown Ind. Dev. Rev.         1,500,000             1,500,000
(Pilot Chemical Proj.) 5.6%,
 LOC Bank One, NA, VRDN
(a)(d)

Montgomery County Health Care     3,275,000             3,275,000
Rev. (Eastway Corp. &
Property Resource Proj.)
5.66%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)(d)

Montgomery County
Multi-family Hsg. Dev. Rev.:

(Pedcor Investments-Lyons         4,500,000             4,500,000
Gate Proj.) 5.6%, LOC Fed.
Home Ln. Bank, Cincinnati,
VRDN (a)(d)

(Timber Creek Village Apts.       3,700,000             3,700,000
Proj.) Series 1998,  5.62%,
LOC Key Bank NA, VRDN (a)(d)

Oakwood Gen. Oblig. BAN 3.5%      3,000,000             3,002,752
5/4/00

Ohio Air Quality Dev. Auth.
Rev. Bonds:

(Duquesne Lt. Co. Proj.):

Series B, 3.9% tender 1/19/00     5,000,000             5,000,000
(AMBAC Insured) (Liquidity
Facility Bank of New York,
NA), CP mode

3.95% tender 1/19/00 (AMBAC       4,500,000             4,500,000
Insured) (Liquidity Facility
Bank of New York, NA), CP
mode (d)

(Ohio Edison Co. Proj.):

Series 1988 B, 4.2%, tender       1,100,000             1,100,068
5/1/00, LOC UBS AG (d)

Series 1988 C, 3.75%, tender      8,000,000             8,000,000
9/1/00, LOC Barclays Bank
PLC (d)

Ohio Envir. Impt. Rev.            4,600,000             4,600,000
(Newark Group Industries,
Inc. Proj.) Series 1996,
5.6%, LOC Chase Manhattan
Bank, VRDN (a)(d)

Ohio Higher Edl. Facilities
Rev. (Pooled Fing. Prog.):

Series 1997, 5.5%, (Ashland       3,055,000             3,055,000
Univ.) LOC Fifth Third Bank,
 Cincinnati, VRDN (a)

Series 1998, 5.5%, (Univ. of      4,830,000             4,830,000
Findlay) LOC Fifth Third
Bank,  Cincinnati, VRDN (a)

Ohio Hsg. Fin. Agcy. Mtg. Rev.:

Bonds Series PA 93, 3.75%,        1,634,000             1,634,000
tender 2/24/00  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (d)(e)(f)

Participating VRDN:

Series 1998 B, 5.055%             14,695,000            14,695,000
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series 1999 Q, 5.055%             9,400,000             9,400,000
(Liquidity Facility Bank of
America NA) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy. Mtg.
Rev.: - continued

Participating VRDN:

Series FRRI 15, 5.9%             $ 3,000,000           $ 3,000,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series PT 122, 5.61%              3,120,000             3,120,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 228, 5.61%              6,400,000             6,400,000
(Liquidity Facility  Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 241, 4.74%              7,145,000             7,145,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 282, 5.61%              4,500,000             4,500,000
(Liquidity Facility
Landesbank Hessen-Thuringen)
(a)(d)(e)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Pedcor Invt. Willowlake
Apts. Proj.):

Series A, 5.57%, LOC Bank         3,200,000             3,200,000
One, NA, VRDN (a)(d)

Series B, 5.67%, LOC Fed.         500,000               500,000
Home Ln. Bank, Indianapolis,
VRDN (a)(d)

Series C, 5.67%, LOC Fed.         625,000               625,000
Home Ln. Bank, Indianapolis,
VRDN (a)(d)

Series D, 5.67%, LOC Fed.         625,000               625,000
Home Ln. Bank, Indianapolis,
VRDN (a)(d)

Ohio Hsg. Fin. Agcy. Single
Family Mtg. Participating
VRDN:

Series 14, 5.9% (Liquidity        7,700,000             7,700,000
Facility Bank of  New York
NA) (a)(d)(e)

Series FRRI A25, 5.9%             7,070,000             7,070,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series MLPT 239, 5.61%            5,700,000             5,700,000
(Liquidity Facility  Merrill
Lynch & Co., Inc.) (a)(d)(e)

Ohio Ind. Dev. Rev.:

(Carpenter/Clapp & Haney Tool     200,000               200,000
Co. Proj.) Series 1987 P,
5.6%, LOC Bank One, NA, VRDN
(a)(d)

(Dramex Int'l., Inc. Proj.):

Series 1988 I, 5.6%, LOC Bank     750,000               750,000
One, NA, VRDN (a)(d)

Series 1988 II, 5.6%, LOC PNC     200,000               200,000
Bank NA, VRDN (a)(d)

(K&S Realty Proj.) Series         205,000               205,000
1989 I, 5.6%, LOC Nat'l.
City Bank, VRDN (a)(d)

(K&S Realty/Starr                 180,000               180,000
Fabricating, Inc. Proj.)
Series 1989 III, 5.6%, LOC
Nat'l. City Bank, VRDN (a)(d)

(Kaufmans Bakery Proj.)           400,000               400,000
Series 1987 K, 5.6%, LOC
Bank One, NA, VRDN (a)(d)

(Midwest Acoust-A-Fiber, Inc.     320,000               320,000
Proj.) Series 1989 I,  5.6%,
LOC Nat'l. City Bank, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Ind. Dev. Rev.: -
continued

(Morrow Macke Realty Proj.)      $ 320,000             $ 320,000
Series 1988 C, 5.6%, LOC
Bank One, NA, VRDN (a)(d)

(Plasticos Co. Proj.) Series      320,000               320,000
1989 III A, 5.6%, LOC
Nat'l. City Bank, VRDN (a)(d)

(Southwest Fin. Services          50,000                50,000
Proj.) Series 1986 J, 5.6%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(Standby Screw & Machine          550,000               550,000
Proj.) Series 1991 IA,
5.6%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Walker-Williams Lumber Co.       650,000               650,000
Proj.) Series 1989 III A,
5.6%, LOC Nat'l. City Bank,
VRDN (a)(d)

Ohio Pub. Facilities
Commission Rev. Bonds:

(Higher Ed. Cap. Facilities       3,000,000             3,005,255
Proj.) Series II A, 4.25%
12/1/00 (AMBAC Insured)

(Higher Ed. Facilities Proj.)     2,005,000             2,013,747
Series II B, 4.625% 12/1/00

(Mental Health Cap.               5,000,000             5,018,724
Facilities Proj.) Series II
A,  4.5% 6/1/00

Ohio School District Cash         4,173,000             4,187,754
Flow Borrowing Prog. Ctfs.
of Prtn. TAN 4.14% 6/30/00

Ohio Univ. Gen. Receipts          2,000,000             2,001,980
Athens BAN 5.05% 2/1/00

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev.:

Bonds (Ohio Edison Co. Proj.):

Series 1988 B, 3.75%, tender      6,200,000             6,200,000
9/1/00, LOC Barclays Bank
PLC (d)

4.2%, tender 5/1/00, LOC UBS      4,400,000             4,403,657
AG (d)

(Philip Morris Co., Inc.          5,000,000             5,000,000
Proj.) 5.65%, VRDN (a)

Rfdg. Bonds:

Series 1999 A, 3.95% tender       4,500,000             4,500,000
1/19/00 (AMBAC Insured)
(Liquidity Facility Bank of
New York, NA) CP mode (d)

Series 1999 B, 3.95% tender       4,500,000             4,500,000
1/12/00 (AMBAC Insured)
(Liquidity Facility Bank of
New York, NA) CP mode (d)

Ohio Wtr. Dev. Auth. Solid        3,900,000             3,900,000
Waste Disp. Rev. (American
Steel & Wire Corp. Proj.)
5.55%, LOC Bank of America
NA, VRDN (a)(d)

Oregon City Gen. Oblig. BAN       4,400,000             4,404,040
Series 1999 I, 3.5% 5/4/00

Perrysburg Gen. Oblig. BAN        2,755,000             2,766,576
4.45% 11/16/00

Port Auth. for Columbiana         5,000,000             5,000,000
County (Polar Minerals, Inc.
Proj.) 5.7%, LOC Nat'l. City
Bank, VRDN (a)(d)

Portage County Gen. Oblig. BAN:

(Nursing Home Impt. Proj.)        4,500,000             4,518,562
4.4% 11/30/00

4.4% 11/30/00                     1,129,000             1,133,657

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Portage County Ind. Dev. Rev.    $ 3,000,000           $ 3,000,000
(Mantaline Corp. Proj.)
5.7%, LOC Nat'l. City Bank,
VRDN (a)(d)

Richland County Ind. Dev. Rev.:

(Carton Svc., Inc. Proj.)         990,000               990,000
Series 1996, 5.7%, LOC
Nat'l. City Bank, VRDN (a)(d)

(Sabin Robbins Paper Co.          2,800,000             2,800,000
Proj.) Series 1997, 5.6%,
LOC Fifth Third Bank,
Cincinnati, VRDN (a)(d)

Solon Indl. Dev. Rev. (Custom     4,000,000             4,000,000
Graphic, Inc. Proj.) Series
1999, 5.6%, LOC Bank One,
NA, VRDN (a)

Southwestern City School          3,000,000             3,004,238
District Franklin & Pickway
County BAN Series 1999,
4.125% 6/13/00

Springdale Gen. Oblig. BAN        3,000,000             3,005,227
4.05% 9/22/00

Stark County Ind. Dev. Rev.:

(HP Products, Inc. Proj.)         3,125,000             3,125,000
5.7%, LOC Key Bank NA, VRDN
(a)(d)

(Kidd Dev. Proj.) 5.6%, LOC       3,700,000             3,700,000
Bank One, NA, VRDN (a)(d)

(Liquid Cont. Corp. Proj.)        280,000               280,000
Series 1987, 5.6%, (Schlitz
William & Barbara) LOC Bank
One, NA, VRDN (a)(d)

Summit County Civic               4,660,000             4,660,000
Facilities Rev. (YMCA of
Akron Proj.) 5.6%, LOC Key
Bank NA, VRDN (a)

Summit County Gen. Oblig. BAN     2,408,000             2,415,843
Series B, 4.6% 6/1/00

Summit County Ind. Dev. Rev.:

(Commercial Alloys Corp.          3,995,000             3,995,000
Proj.) 5.6%, LOC Firstar
Bank NA, VRDN (a)(d)

(Hampshire Properties Proj.)      920,000               920,000
5.6%, LOC Key Bank NA, VRDN
(a)(d)

(Kaiser Dev. Proj.) 5.6%, LOC     800,000               800,000
Bank One, NA, VRDN (a)(d)

(Keltec, Inc. Proj.) Series       290,000               290,000
1987, 5.6%, LOC Bank One,
NA, VRDN (a)(d)

(Mannix Co. Proj.) Series         1,600,000             1,600,000
1987, 5.6%, LOC Bank One,
NA, VRDN (a)(d)

(Summit Plastic Co. Proj.)        2,545,000             2,545,000
5.7%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Triumph Hldgs. Proj.) 5.7%,      1,725,000             1,725,000
LOC Nat'l. City Bank, VRDN
(a)(d)

Toledo-Lucas County Port          3,465,000             3,465,000
Auth. Rev. (P&G Industries
Proj.) 5.7%, LOC Nat'l. City
Bank, VRDN (a)(d)

Trumbull Co. Health Care          5,000,000             5,000,000
Facilities Rev. (Shepard of
the Valley Retire Howland
Proj.) Series 98, 5.55%, LOC
Nat'l. City Bank, VRDN (a)

Trumbull County Ind. Dev.         1,400,000             1,400,000
Rev. (McDonald Steel Corp.
Proj.) Series 1990, 5.65%,
LOC PNC Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Union County Gen. Oblig. BAN     $ 1,850,000           $ 1,852,109
3.61% 6/15/00

Van Wert County Ind. Dev.         2,190,000             2,190,000
Rev. (Toledo Molding & Die,
Inc. Proj.) Series 1994,
5.6%, LOC Bank One, NA, VRDN
(a)(d)

Village of Indian Hill            1,000,000             1,000,000
Economic Dev. Rev.
(Cincinnati Country Day
School Proj.) Series 1999,
5.4%, LOC Fifth Third Bank,
Cincinnati, VRDN (a)

Walnut Hills High School          1,000,000             1,000,000
Alumni Foundation Series
1998, 5.4%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)

Wood County Ind. Dev. Rev.:

(Dowa THT America, Inc.           3,800,000             3,800,000
Proj.) 5.5%, LOC Comerica
Bank, Detroit, VRDN (a)(d)

(TL Industries & AMPP, Inc.       1,060,000             1,060,000
Proj.) 5.7%, LOC Nat'l. City
Bank, VRDN (a)(d)

                                                        472,128,595

                                 SHARES

OTHER - 0.0%

Municipal Central Cash Fund,      31                    31
4.81% (b)(c)

TOTAL INVESTMENT PORTFOLIO -       472,128,626
96.4%

NET OTHER ASSETS - 3.6%            17,842,170

NET ASSETS - 100%                 $ 489,970,796

Total Cost for Income Tax Purposes $ 472,128,626

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  COST

Ohio Hsg. Fin. Agcy. Mtg.    8/24/99           $ 1,634,000
Rev. Bonds Series PA 93,
3.75%, tender 2/24/00
(Liquidity Facility Merrill
Lynch & Co., Inc.)

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to$1,634,000 and 0.3% of net assets.

INCOME TAX INFORMATION

At December 31, 1999, the fund had a capital loss carryforward of approximately $77,000 of which $1,000, $50,000, $6,000 and $20,000 will expire on December 31, 2003, 2004, 2005 and 2007, respectively.

During the fiscal year ended December 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 53.20% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                      DECEMBER 31, 1999

ASSETS

Investment in securities, at             $ 472,128,626
value -  See accompanying
schedule

Receivable for fund shares                15,137,099
sold

Interest receivable                       3,666,344

Prepaid expenses                          18,444

 TOTAL ASSETS                             490,950,513

LIABILITIES

Payable to custodian bank      $ 24,222

Payable for fund shares         664,784
redeemed

Distributions payable           32,053

Accrued management fee          148,584

Other payables and accrued      110,074
expenses

 TOTAL LIABILITIES                        979,717

NET ASSETS                               $ 489,970,796

Net Assets consist of:

Paid in capital                          $ 490,047,467

Accumulated net realized gain             (76,671)
(loss) on investments

NET ASSETS, for 490,047,554              $ 489,970,796
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($489,970,796
(divided by) 490,047,554
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                              $ 14,797,605

EXPENSES

Management fee                  $ 1,654,961

Transfer agent fees              617,110

Accounting fees and expenses     84,685

Non-interested trustees'         1,286
compensation

Custodian fees and expenses      15,535

Registration fees                54,005

Audit                            25,707

Legal                            4,970

Miscellaneous                    16,881

 Total expenses before           2,475,140
reductions

 Expense reductions              (24,391)     2,450,749

NET INTEREST INCOME                           12,346,856

REALIZED AND UNREALIZED GAIN                  (20,084)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                    (1,113)
unrealized gain from
accretion  of market discount

NET GAIN (LOSS)                               (21,197)

NET INCREASE IN NET ASSETS                   $ 12,325,659
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                 $ 4,451
credits

 Transfer Agent credits                       19,940

                                             $ 24,391

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 12,346,856                  $ 11,431,339

 Net realized gain (loss)         (20,084)                      28,157

 Increase (decrease) in net       (1,113)                       1,113
unrealized gain from
accretion of market discount

 NET INCREASE (DECREASE) IN       12,325,659                    11,460,609
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (12,346,856)                  (11,431,339)
from net interest income

Share transactions at net         1,212,520,087                 810,566,785
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  11,964,134                    11,050,236
distributions from net
interest income

 Cost of shares redeemed          (1,135,228,819)               (785,381,253)

 NET INCREASE (DECREASE) IN       89,255,402                    36,235,768
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       89,234,205                    36,265,038
IN NET ASSETS

NET ASSETS

 Beginning of period              400,736,591                   364,471,553

 End of period                   $ 489,970,796                 $ 400,736,591


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .028       .030       .032       .030       .034
Operations Net interest
income

Less Distributions

From net interest income          (.028)     (.030)     (.032)     (.030)     (.034)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    2.86%      3.09%      3.29%      3.08%      3.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 489,971  $ 400,737  $ 364,472  $ 327,593  $ 296,220
(000 omitted)

Ratio of expenses to average      .57%       .58%       .59%       .60%       .61%
net assets

Ratio of expenses to average      .56% B     .57% B     .59%       .59% B     .61%
net assets after expense
reductions

Ratio of net interest income      2.83%      3.05%      3.24%      3.03%      3.42%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Ohio. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -

CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $53,543,854 and $74,438,428, respectively.

The market value of futures contracts opened and closed during the period amounted to $48,175,601 and $43,771,027, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund and money market fund.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. As the income and the money market funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for the money market fund, Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of 0.09% and 0.14% of average net assets for the income fund and the money market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $17,327 to FIDFUNDS, which were amortized over one year.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

DISTRIBUTIONS

The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay on December 23, 1999, to shareholders of record at the opening of business on December 22, 1999, a distribution of $.003 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 9.10% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
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OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -

INCOME FUND
George A. Fischer, Vice President -

INCOME FUND
Boyce I. Greer, Vice President -

MONEY MARKET FUND
Scott A. Orr, Vice President -

MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
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Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

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Ned C. Lautenbach

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(2_FIDELITY_LOGOS)SPARTAN(REGISTERED TRADEMARK)

PENNSYLVANIA
MUNICIPAL
FUNDS

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN PENNSYLVANIA
MUNICIPAL INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        18  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                 22  How the fund has done over
                                 time.

 FUND TALK                   24  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          26  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 27  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        33  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        37  Notes to the financial
                                 statements.

REPORT OF INDEPENDENT        41  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their
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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN PA MUNICIPAL INCOME       -2.16%       36.95%        93.68%

LB Pennsylvania Municipal Bond    -2.03%       38.17%        n/a

Pennsylvania Municipal Debt       -4.73%       32.10%        82.67%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 60 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN PA MUNICIPAL INCOME       -2.16%       6.49%         6.83%

LB Pennsylvania Municipal Bond    -2.03%       6.68%         n/a

Pennsylvania Municipal Debt       -4.73%       5.71%         6.20%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1989/12/31      10000.00                    10000.00
  1990/01/31       9944.77                     9952.70
  1990/02/28      10032.86                    10041.28
  1990/03/31      10034.49                    10044.29
  1990/04/30       9887.11                     9971.57
  1990/05/31      10133.93                    10189.25
  1990/06/30      10226.08                    10278.81
  1990/07/31      10359.62                    10429.91
  1990/08/31      10209.56                    10278.47
  1990/09/30      10261.15                    10284.33
  1990/10/31      10409.25                    10470.89
  1990/11/30      10632.61                    10681.46
  1990/12/31      10719.87                    10727.92
  1991/01/31      10859.31                    10871.89
  1991/02/28      10922.00                    10966.47
  1991/03/31      10945.94                    10970.42
  1991/04/30      11117.81                    11116.33
  1991/05/31      11250.40                    11215.15
  1991/06/30      11194.46                    11204.05
  1991/07/31      11361.55                    11340.52
  1991/08/31      11517.56                    11489.87
  1991/09/30      11651.45                    11639.47
  1991/10/31      11752.10                    11744.22
  1991/11/30      11783.70                    11776.99
  1991/12/31      12059.11                    12029.72
  1992/01/31      12091.64                    12057.15
  1992/02/29      12098.15                    12061.01
  1992/03/31      12097.24                    12065.47
  1992/04/30      12224.08                    12172.86
  1992/05/31      12376.68                    12316.13
  1992/06/30      12576.29                    12522.79
  1992/07/31      12971.93                    12898.23
  1992/08/31      12836.75                    12772.47
  1992/09/30      12905.48                    12856.00
  1992/10/31      12707.12                    12729.63
  1992/11/30      13009.99                    12957.62
  1992/12/31      13158.15                    13089.91
  1993/01/31      13331.50                    13242.15
  1993/02/28      13854.21                    13721.12
  1993/03/31      13696.36                    13576.08
  1993/04/30      13829.74                    13713.07
  1993/05/31      13914.33                    13790.13
  1993/06/30      14149.92                    14020.29
  1993/07/31      14132.58                    14038.66
  1993/08/31      14487.24                    14330.94
  1993/09/30      14700.23                    14494.17
  1993/10/31      14707.60                    14522.15
  1993/11/30      14581.98                    14394.21
  1993/12/31      14892.42                    14698.07
  1994/01/31      15086.53                    14865.92
  1994/02/28      14720.21                    14480.89
  1994/03/31      14072.51                    13891.23
  1994/04/30      14145.77                    14009.03
  1994/05/31      14305.00                    14130.49
  1994/06/30      14281.42                    14044.15
  1994/07/31      14511.65                    14301.58
  1994/08/31      14561.26                    14351.06
  1994/09/30      14354.78                    14140.39
  1994/10/31      14107.75                    13889.26
  1994/11/30      13772.20                    13638.14
  1994/12/31      14142.48                    13938.31
  1995/01/31      14575.75                    14336.67
  1995/02/28      15016.70                    14753.58
  1995/03/31      15228.91                    14923.10
  1995/04/30      15274.16                    14940.71
  1995/05/31      15682.22                    15417.47
  1995/06/30      15528.87                    15283.33
  1995/07/31      15664.85                    15428.22
  1995/08/31      15830.49                    15623.85
  1995/09/30      16008.57                    15722.75
  1995/10/31      16204.42                    15951.36
  1995/11/30      16458.92                    16215.99
  1995/12/31      16608.38                    16371.83
  1996/01/31      16772.16                    16495.43
  1996/02/29      16650.20                    16384.09
  1996/03/31      16421.41                    16174.70
  1996/04/30      16346.89                    16128.93
  1996/05/31      16321.72                    16122.47
  1996/06/30      16484.48                    16298.05
  1996/07/31      16633.93                    16446.36
  1996/08/31      16640.22                    16442.41
  1996/09/30      16837.48                    16672.61
  1996/10/31      17020.88                    16861.17
  1996/11/30      17333.43                    17169.73
  1996/12/31      17275.38                    17097.62
  1997/01/31      17298.37                    17129.94
  1997/02/28      17445.64                    17287.19
  1997/03/31      17217.82                    17056.75
  1997/04/30      17337.25                    17199.52
  1997/05/31      17559.66                    17458.20
  1997/06/30      17729.57                    17644.13
  1997/07/31      18222.36                    18132.87
  1997/08/31      18039.33                    17962.96
  1997/09/30      18244.62                    18176.18
  1997/10/31      18333.50                    18293.06
  1997/11/30      18420.33                    18400.62
  1997/12/31      18715.94                    18669.08
  1998/01/31      18909.03                    18861.75
  1998/02/28      18890.13                    18867.41
  1998/03/31      18873.66                    18884.01
  1998/04/30      18785.79                    18798.84
  1998/05/31      19051.90                    19096.43
  1998/06/30      19175.04                    19171.67
  1998/07/31      19176.80                    19219.79
  1998/08/31      19480.47                    19516.74
  1998/09/30      19747.63                    19759.92
  1998/10/31      19731.12                    19759.52
  1998/11/30      19766.40                    19828.88
  1998/12/31      19794.99                    19878.84
  1999/01/31      20070.52                    20115.20
  1999/02/28      19927.37                    20027.30
  1999/03/31      19947.95                    20055.14
  1999/04/30      20001.81                    20105.08
  1999/05/31      19855.64                    19988.67
  1999/06/30      19555.76                    19700.83
  1999/07/31      19650.45                    19772.54
  1999/08/31      19482.93                    19614.36
  1999/09/30      19482.97                    19622.40
  1999/10/31      19296.94                    19409.70
  1999/11/30      19505.63                    19616.22
  1999/12/31      19368.02                    19470.07
IMATRL PRASUN   SHR__CHT 19991231 20000111 113525 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $19,368 - a 93.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,470 - a 94.70% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  4.37%                     4.55%  4.99%  5.01%   6.52%

Capital returns   -6.53%                    1.22%  3.35%  -0.99%  10.92%

Total returns     -2.16%                    5.77%  8.34%  4.02%   17.44%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.18(cents)   24.48(cents)   48.22(cents)

Annualized dividend rate    4.85%         4.72%          4.59%

30-day annualized yield     4.97%         -              -

30-day annualized           7.99%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.15 over the past one month, $10.28 over the past six months and $10.51 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1999 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A combination of three interest-rate
hikes by the Federal Reserve board,
near-constant inflation
expectations, the continuation of
a strong U.S. equity market and
weak institutional demand all
contributed to a decline in the
municipal bond market in 1999.
For the 12-month period ending
December 31, 1999, the Lehman
Brothers Municipal Bond Index -
an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - fell 2.06%.
Retail investors dominated demand,
in contrast to the more typical
institutional buying of recent years.
In comparison to other fixed-income
investments, municipal bonds had
mixed results. Relative to long-term
government bonds, muni
performance was stellar, as the total
return on 30-year Treasuries was the
lowest - according to Morningstar
- since the U.S. Treasury started
regular long bond auctions in
1977. For the one-year period
ending December 31, 1999, the
Lehman Brothers Long-Term
Government Bond Index fell 8.73%.
Spread sectors fared somewhat
better than their municipal
counterparts. The Lehman Brothers
Corporate Bond Index was down
1.96% for the period, but mortgage
securities were one of the better
domestic debt offerings of 1999, with
a one- year return of 1.86%
according to the Lehman Brothers
Mortgage-Backed Securities Index.
Meanwhile, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the taxable bond market
- posted a marginally negative
return of -0.82%.

(PHOTOGRAPH OF CHRISTINE THOMPSON)

An interview with Christine Thompson, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past 12 months, rising interest rates caused the fund to post a negative return, although it outpaced its peers. For the 12-month period that ended December 31, 1999, the fund had a total return of -2.16%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned -4.73% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index, which tracks the types of securities in which the fund invests, fell -2.03%.

Q. WHAT HELPED THE FUND OUTPACE ITS PEERS DURING 1999?

A. The fund's focus on intermediate-maturity bonds - those set to mature within five to 15 years - was a plus for the fund's performance for the year, although they had their ups and downs. For a short time in 1999, intermediates suffered from reduced demand because of relatively heavy selling by institutional investors. In contrast, shorter- and longer-term bonds enjoyed fairly constant demand, and they held up fairly well in response. Despite their short-term underperformance, I continued to invest in intermediate-maturity bonds. Based on Fidelity's quantitative research models, I felt that they offered the most attractive value for their given interest-rate sensitivity and for their total return potential. That patience was rewarded when institutional investors came back into the market with purchases of intermediate securities, and the fund's focus on them was a plus for performance.

Q. WHAT OTHER TYPES OF BONDS HELPED THE FUND OUTPERFORM ITS PEERS?

A. The fund's focus on premium coupon bonds, which pay interest rates above face - or par - value, was another plus. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose. In addition, the fund's emphasis on non-callable bonds - which can't be redeemed by their issuers before maturity - was a plus for performance. Rising interest rates decreased the likelihood that many callable bonds would be redeemed by their issuers before maturity, which heightened their interest-rate sensitivity. As a result, non-callable bonds generally outperformed callable securities.

Q. ASIDE FROM LONG-MATURITY DISCOUNT BONDS, WERE THERE OTHER
DISAPPOINTMENTS?

A. Health care bonds continued their disappointing run throughout 1999, coming under pressure from a variety of challenges, including cutbacks in Medicare payments, reduced managed care payments and an oversupply of hospital beds, particularly in Philadelphia. Furthermore, the ongoing, high-profile problems of specific hospital systems in and around Philadelphia acted as a drag on hospital bonds across the state. My approach to investments in the health care sector is to be very selective, emphasizing high-quality, insured hospital bonds with proven track records that I believe can manage well through the evolving, more competitive operating environment.

Q. WHERE DID YOU FIND OPPORTUNITIES OVER THE PAST YEAR?

A. I found some attractive opportunities among bonds backed by Pennsylvania colleges and universities. I liked them because they helped the fund diversify away from economically sensitive bonds such as general obligation securities, which depend on sales, property, income and other tax revenue collections. Projections call for an increasing number of students to seek advanced degrees over the next several years. Some of the fund's largest holdings in the education sector at the end of the period were bonds issued on behalf of Drexel University and the University of Pennsylvania.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipals were priced cheaply compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will, as always, be the direction of interest rates. But instead of spending time trying to forecast interest-rate movements, I'll look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

CHRISTINE THOMPSON ON
MUNICIPAL BOND DEMAND:

"The demand for municipals can
vary a great deal in response to the
behavior of various market
participants. Corporations,
individual investors and trust
accounts tend to favor short-term
securities, which are less
interest-rate sensitive and,
therefore, tend to be less volatile
than the overall municipal
market. Individual investors,
along with mutual funds and
insurance companies - which
invest the insurance premiums
they collect - are the primary
purchasers of
intermediate-maturity bonds.
Higher-yielding, longer-term
securities, which tend to be the
most volatile, generally are the
domain of long-maturity mutual
funds, hedge funds and other
investors known as `arbitrageurs,'
who seek to exploit small
differences between various
fixed-income investments. At a
given point in time, a particular
municipal bond maturity range
may look cheap or expensive as
different categories of investors
embrace them or step aside. With
the help of Fidelity's research team,
I try to take advantage of the
anomalies that can occur by
investing in bond maturities that
look cheap due to weak demand
and selling those that have
performed well in response to
strong demand."

FUND FACTS

GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income tax

FUND NUMBER: 402

TRADING SYMBOL: FPXTX

START DATE: August 6, 1986

SIZE: as of December 31,
1999, more than $242
million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
DECEMBER 31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

General Obligations            29.1                    31.6

Water & Sewer                  12.1                    12.2

Health Care                    11.4                    11.9

Transportation                 10.9                    9.1

Escrowed/Pre-Refunded          9.6                     10.4

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

                                                      6 MONTHS AGO

Years                          12.4                    11.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1999

                                   6 MONTHS AGO

Years                         6.6   6.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1999
Row: 1, Col: 1, Value: 66.90000000000001
Row: 1, Col: 2, Value: 21.6
Row: 1, Col: 3, Value: 10.3
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 0.2

AS OF JUNE 30, 1999
Row: 1, Col: 1, Value: 68.90000000000001
Row: 1, Col: 2, Value: 19.8
Row: 1, Col: 3, Value: 7.8
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 2.6

Aaa 66.9%
Aa, A 21.6%
Baa 10.3%
Not Rated 1.0%
Short-term
Investments 0.2%

Aaa 68.9%
Aa, A 19.8%
Baa 7.8%
Not Rated 0.9%
Short-term
Investments 2.6%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

MUNICIPAL BONDS - 98.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - 96.5%

Abington School District          Aaa       $ 4,000,000                     $ 3,416,840
Rfdg. 5.125% 5/15/26 (FGIC
Insured)

Allegheny County Arpt. Rev.
Rfdg. (Pittsburgh Int'l.
Arpt. Proj.) Series A:

5.75% 1/1/07 (MBIA Insured)       Aaa        1,500,000                       1,541,520
(c)

5.75% 1/1/08 (MBIA Insured)       Aaa        1,000,000                       1,024,470
(c)

5.75% 1/1/11 (MBIA Insured)       Aaa        2,450,000                       2,484,815
(c)

5.75% 1/1/12 (MBIA Insured)       Aaa        4,000,000                       4,036,400
(c)

5.75% 1/1/14 (MBIA Insured)       Aaa        3,000,000                       2,993,370
(c)

Allegheny County Higher Ed.       Aaa        400,000                         436,132
Bldg. Auth. Univ. Rev.
(Duquesne Univ. Proj.) 6.5%
3/1/10 (AMBAC Insured)

Allegheny County Hosp. Dev.
Auth. Rfdg.:

(Univ. of Pittsburgh Health       Aaa        2,845,000                       2,826,195
Ctr. Proj.) Series A, 5.55%
4/1/12 (MBIA Insured)

(UPMC Health Sys. Proj.)
Series A:

4.625% 8/1/13 (MBIA Insured)      Aaa        3,885,000                       3,408,505

4.625% 8/1/14 (MBIA Insured)      Aaa        4,060,000                       3,503,252

Allegheny County Ind. Dev.        -          2,205,000                       2,293,002
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Allegheny County Port Auth.       Aaa        2,000,000                       1,987,880
Spl. Rev. 6.125% 3/1/29
(MBIA Insured)

Allegheny County Residential      Aaa        775,000                         797,491
Fin. Auth. Mtg. Rev. (GNMA
Mtg. Backed Securities
Proj.) Series M, 7.95%
6/1/23 (c)

Allegheny County San. Auth.       Aaa        2,260,000                       1,096,891
Swr. Rev. 0% 12/1/12 (FGIC
Insured) (Escrowed to
Maturity) (d)

Central Bucks School District     Aa3        1,215,000                       1,236,105
5.25% 5/15/05

Chester County Health & Ed.       Aaa        600,000                         587,178
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.
Proj.) Series B, 5% 5/15/08
(AMBAC Insured)

Delaware County Auth. Hosp.
Rev.  (Crozer-Chester Med.
Ctr. Proj.):

6% 12/15/09                       Baa2       1,500,000                       1,460,865

6% 12/15/20                       Baa2       2,700,000                       2,418,390

Delaware County Gen. Oblig.       Aa3        2,200,000                       2,232,912
Rfdg. 5.3% 11/15/01

Delaware County Ind. Dev.         Aaa        2,500,000                       2,419,600
Auth. Rev. 6% 6/1/29 (FGIC
Insured) (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Harrisburg Auth. Rev. (Pooled     Aaa       $ 445,000                       $ 437,030
Bond Prog.)  Series I,
5.625% 4/1/15 (MBIA Insured)

Keystone Oaks School District     Aaa        5,900,000                       6,169,866
5.829% 9/1/16 (AMBAC
Insured) (Pre-Refunded to
9/4/02 @ 102) (d)

Lehigh County Gen. Purp.          Aaa        1,000,000                       858,920
Auth. (Lehigh Valley Health
Network Proj.) Series A, 5%
7/1/18 (MBIA Insured)

Meadville Gen. Oblig. Rfdg.       Aaa        3,210,000                       3,304,406
Series B, 6% 10/1/05 (AMBAC
Insured) (Escrowed to
Maturity) (d)

Montgomery County Higher Ed.
& Health Auth. Rev. Rfdg.
(Health Care-Holy Redeemer
Health Proj.) Series A:

5.5% 10/1/05 (AMBAC Insured)      Aaa        2,240,000                       2,290,042

5.5% 10/1/08 (AMBAC Insured)      Aaa        1,000,000                       1,012,510

Northampton County Gen.           Aa3        4,575,000                       4,057,979
Oblig. 5.125% 8/15/19

Northumberland County Auth.       Aaa        1,000,000                       554,320
Commonwealth Lease Rev.
(Cap. Appreciation)
(Correctional Fac. Proj.) 0%
10/15/10 (MBIA Insured)
(Escrowed to Maturity) (d)

Pennsbury School District         Aaa        1,605,000                       1,686,983
Rfdg. 6% 8/15/05 (FGIC
Insured)

Pennsylvania Convention Ctr.
Auth. Rev. Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        9,150,000                       9,900,483

6.7% 9/1/14 (MBIA Insured)        Aaa        3,965,000                       4,301,311

6.75% 9/1/19 (MBIA Insured)       Aaa        2,670,000                       2,885,736

Pennsylvania Gen. Oblig.:

(Cap. Appreciation) Second        Aaa        1,770,000                       1,195,830
Series, 0% 7/1/07 (AMBAC
Insured)

First Series, 6.125% 9/15/03      Aa3        5,000,000                       5,214,250

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.:

(RIDC Reg'l.                      AA-        1,000,000                       1,052,250
Growth/Carnegie-Mellon Univ.
Proj.) 6% 11/1/05

(Univ. of Pennsylvania Proj.):

Series A:

5.9% 9/1/15                       Aa2        1,200,000                       1,211,592

6.5% 9/1/02                       Aa2        2,750,000                       2,880,405

6.5% 9/1/04                       Aa2        2,650,000                       2,842,708

7% 9/1/01                         Aa2        2,000,000                       2,083,300

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.: - continued

(Univ. of Pennsylvania Proj.):

Series B:

6.5% 9/1/02                       Aa2       $ 1,950,000                     $ 2,042,469

6.5% 9/1/04                       Aa2        2,100,000                       2,252,712

7% 9/1/05                         Aa2        2,000,000                       2,213,000

Pennsylvania Higher Edl.          A-         3,470,000                       3,313,503
Facilities Auth. Rev.
(Drexel Univ. Proj.) 6%
5/1/29

Pennsylvania Hsg. Fin. Agcy.:

(Single Family Mtg. Prog.):

Series 51, 5.65% 4/1/20 (c)       Aa2        1,920,000                       1,914,605

Series 52 B, 5.55% 10/1/12 (c)    Aa         1,520,000                       1,526,825

Series 53 A, 5.4% 10/1/27 (c)     Aa         1,945,000                       1,939,535

Rfdg. (Single Family Mtg.         Aa2        1,590,000                       1,593,578
Prog.) Series 54 A, 5.375%
10/1/28 (c)

6.1% 10/1/13 (c)                  Aa         5,000,000                       5,049,600

Pennsylvania Ind. Dev. Auth.
Rev.:

5.8% 1/1/08 (AMBAC Insured)       Aaa        2,000,000                       2,068,520

5.8% 7/1/09 (AMBAC Insured)       Aaa        1,295,000                       1,340,196

7% 7/1/06 (AMBAC Insured)         Aaa        1,000,000                       1,102,590

7% 1/1/07 (AMBAC Insured)         Aaa        1,500,000                       1,654,650

7% 7/1/07 (AMBAC Insured)         Aaa        2,650,000                       2,939,433

Pennsylvania
Intergovernmental Coop.
Auth. Spl. Tax Rev. Rfdg.
(Philadelphia Fdg. Prog.):

5% 6/15/01 (FGIC Insured)         Aaa        1,000,000                       1,007,860

5.25% 6/15/17 (FGIC Insured)      Aaa        2,000,000                       1,834,540

Pennsylvania Tpk. Commission      Aaa        3,000,000                       3,116,490
Tpk. Rev. Series L, 6.25%
6/1/11 (AMBAC Insured)

Philadelphia Arpt. Rev. Rfdg.
(Philadelphia Arpt. Sys.
Proj.) Series A:

5.375% 6/15/11 (FGIC Insured)     Aaa        3,770,000                       3,706,664
(c)

6% 6/15/08 (FGIC Insured) (c)     Aaa        3,000,000                       3,127,230

Philadelphia Gas Works Rev.
Rfdg. 14th Series A:

6.375% 7/1/26                     Baa2       4,000,000                       3,887,880

6.375% 7/1/26 (Pre-Refunded       Baa2       1,905,000                       2,034,521
to  7/1/03 @ 102) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Health
Sys. Rev. (Jefferson Health
Sys. Proj.) Series A:

5% 5/15/09                        A1        $ 1,000,000                     $ 948,440

5.5% 5/15/08                      A1         1,000,000                       998,010

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. Rfdg. (Philadelphia
Hosp. Proj.):

6.05% 7/1/04 (Escrowed to         Baa3       2,500,000                       2,620,725
Maturity) (d)

6.15% 7/1/05 (Escrowed to         Baa3       2,100,000                       2,220,855
Maturity) (d)

6.25% 7/1/06 (Escrowed to         Baa3       2,600,000                       2,775,240
Maturity) (d)

Philadelphia Ind. Dev. Arpt.      Aaa        3,000,000                       2,643,840
Rev. (Philadelphia Arpt.
Sys. Proj.) Series A, 5%
7/1/15 (FGIC Insured) (c)

Philadelphia Muni. Auth. Rev.     Aaa        1,000,000                       538,210
(Cap. Appreciation) (Muni.
Svcs. Bldg. Lease Prog.) 0%
3/15/11 (FSA Insured)

Philadelphia School District:

Rfdg. Series A, 5% 4/1/06         Aaa        3,255,000                       3,250,671
(AMBAC Insured)

Series A2, 4.5% 4/1/23 (MBIA      Aaa        3,000,000                       2,347,740
Insured)

Series B:

5.25% 4/1/17 (AMBAC Insured)      Aaa        2,690,000                       2,468,774

5.375% 4/1/27 (AMBAC Insured)     Aaa        5,000,000                       4,478,100

Series C, 5.75% 3/1/29 (MBIA      Aaa        4,000,000                       3,799,720
Insured)

Philadelphia Wtr. & Swr. Rev.     Aaa        5,300,000                       3,334,548
(Cap. Appreciation) 14th
Series, 0% 10/1/08  (MBIA
Insured)

Philadelphia Wtr. & Wastewtr.
Rev.:

Rfdg.:

5.5% 6/15/15 (FSA Insured)        Aaa        1,805,000                       1,749,713

5.75% 6/15/13 (MBIA Insured)      Aaa        2,650,000                       2,666,245

6.75% 8/1/04 (MBIA Insured)       Aaa        2,085,000                       2,252,759

6.75% 8/1/05 (MBIA Insured)       Aaa        3,110,000                       3,380,415

Pittsburgh Gen. Oblig. 5.5%       Aaa        3,965,000                       3,956,158
9/1/12  (AMBAC Insured)

Pittsburgh School District
(Cap. Appreciation) Series C:

0% 8/1/07 (AMBAC Insured)         Aaa        2,610,000                       1,755,695

0% 8/1/08 (AMBAC Insured)         Aaa        2,000,000                       1,269,460

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev.:

Rfdg. Series A:

4.75% 9/1/16 (FGIC Insured)       Aaa       $ 3,000,000                     $ 2,578,950

6.5% 9/1/13 (FGIC Insured)        Aaa        10,000,000                      10,891,695

Rfdg. (Cap. Appreciation)         Aaa        3,300,000                       2,611,488
Series A, 0% 9/1/04 (FGIC
Insured) (Escrowed to
Maturity) (d)

Scranton-Lackawanna Health &      Aaa        3,375,000                       3,337,740
Welfare Auth. Rev. Rfdg.
(Cmnty. Med. Ctr. Proj.)
5.5% 7/1/12 (MBIA Insured)

Southeastern Pennsylvania
Trans. Auth. Spl. Rev.:

Series A:

5.25% 3/1/18 (FGIC Insured)       Aaa        1,000,000                       910,220

6.5% 3/1/04 (FGIC Insured)        Aaa        85,000                          90,411
(Escrowed to Maturity) (d)

5.35% 3/1/09 (FGIC Insured)       Aaa        4,000,000                       4,020,600

Westmoreland County Ind. Dev.     BBB        2,700,000                       2,302,857
Auth. Rev. Bonds (Nat'l.
Waste & Energy Corp./Valley
Landfill Expansion Proj.)
5.1%, tender 5/1/09 (c)

Wilkens Area Ind. Dev. Auth.      Aaa        1,500,000                       1,479,615
Rev. Rfdg. (Fairview
Extended Care Proj.) Series
B, 4.55% 1/1/21 (MBIA
Insured), LOC BankBoston NA

Wyoming Ind. Dev. Auth. Poll.     Aa2        5,000,000                       5,036,350
Cont. Rev. Rfdg. (Proctor &
Gamble Paper Proj.) 5.55%
5/1/10

York County Solid Waste &         Aaa        5,000,000                       5,077,200
Refuse Auth.  Solid Waste
Sys. Rev. Rfdg. 5.25%
12/1/05 (FGIC Insured)

                                                                             233,600,579

PUERTO RICO - 2.0%

Puerto Rico Commonwealth Gen.     Baa1       1,000,000                       903,200
Oblig.  5.375% 7/1/25

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.
Series Y:

5% 7/1/36                         Baa1       3,100,000                       2,560,755

5.5% 7/1/36                       Baa1       400,000                         362,392

Puerto Rico Commonwealth          Baa        1,000,000                       1,021,600
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

                                                                             4,847,947

TOTAL MUNICIPAL BONDS                                                        238,448,526
(Cost $242,263,449)


MUNICIPAL NOTES - 0.2%

                              PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - 0.2%

Philadelphia Hosp. & Higher   $ 500,000             $ 500,000
Ed. Facilities Auth. Hosp.
Rev. (Childrens Hosp. Proj.)
Series A, 4.8% (BPA Morgan
Guaranty Trust Co., NY),
VRDN (b) (Cost $500,000)

TOTAL INVESTMENT PORTFOLIO -                         238,948,526
98.7%
(Cost $242,763,449)

NET OTHER ASSETS - 1.3%                               3,052,258

NET ASSETS - 100%                                    $ 242,000,784

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        86.7%      AAA, AA, A    87.5%

Baa               9.3%       BBB           8.7%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          29.1%

Water & Sewer                12.1

Health Care                  11.4

Transportation               10.9

Escrowed/Pre-Refunded        9.6

Education                    8.4

Housing                      5.3

Others* (individually less    13.2
than 5%)

                             100.0%

* Includes short term investments and net other assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $242,763,449. Net unrealized depreciation aggregated $3,814,923, of which $3,336,308 related to appreciated investment securities and $7,151,231 related to depreciated investment securities.

The fund hereby designates approximately $1,455,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 13.56% of the fund's income dividends was subject to the federal alternative minimum tax.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1999

ASSETS

Investment in securities, at               $ 238,948,526
value (cost $242,763,449) -
See accompanying schedule

Cash                                        61,071

Receivable for fund shares                  1,000
sold

Interest receivable                         3,952,033

 TOTAL ASSETS                               242,962,630

LIABILITIES

Payable for fund shares         $ 570,660
redeemed

Distributions payable            263,109

Accrued management fee           78,896

Other payables and accrued       49,181
expenses

 TOTAL LIABILITIES                          961,846

NET ASSETS                                 $ 242,000,784

Net Assets consist of:

Paid in capital                            $ 246,688,019

Accumulated undistributed net               (872,312)
realized gain (loss)  on
investments

Net unrealized appreciation                 (3,814,923)
(depreciation) on investments

NET ASSETS, for 24,044,111                 $ 242,000,784
shares outstanding

NET ASSET VALUE, offering                   $10.06
price and redemption price
per share ($242,000,784
(divided by) 24,044,111
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                                $ 13,340,991

EXPENSES

Management fee                  $ 994,734

Transfer agent fees              207,076

Accounting fees and expenses     79,026

Non-interested trustees'         731
compensation

Custodian fees and expenses      10,335

Registration fees                22,355

Audit                            32,151

Legal                            2,624

Miscellaneous                    656

 Total expenses before           1,349,688
reductions

 Expense reductions              (5,965)        1,343,723

NET INTEREST INCOME                             11,997,268

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           1,232,926

 Futures contracts               (205,311)      1,027,615

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (18,692,663)

 Futures contracts               61,490         (18,631,173)

NET GAIN (LOSS)                                 (17,603,558)

NET INCREASE (DECREASE) IN                     $ (5,606,290)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,997,268                  $ 11,822,764

 Net realized gain (loss)         1,027,615                     2,824,146

 Change in net unrealized         (18,631,173)                  153,657
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (5,606,290)                   14,800,567
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,997,268)                  (11,822,764)
From net interest income

 From net realized gain           (1,027,615)                   (2,636,886)

 In excess of net realized        (479,531)                     -
gain

 TOTAL DISTRIBUTIONS              (13,504,414)                  (14,459,650)

Share transactions Net            29,309,371                    28,187,316
proceeds from sales of shares

 Reinvestment of distributions    9,949,965                     10,944,008

 Cost of shares redeemed          (47,648,462)                  (34,694,043)

 NET INCREASE (DECREASE) IN       (8,389,126)                   4,437,281
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   16,954                        12,418

  TOTAL INCREASE (DECREASE)       (27,482,876)                  4,790,616
IN NET ASSETS

NET ASSETS

 Beginning of period              269,483,660                   264,693,044

 End of period                   $ 242,000,784                 $ 269,483,660

OTHER INFORMATION
Shares

 Sold                             2,776,170                     2,596,010

 Issued in reinvestment of        951,358                       1,009,039
distributions

 Redeemed                         (4,562,770)                   (3,205,514)

 Net increase (decrease)          (835,242)                     399,535


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.830   $ 10.810   $ 10.490   $ 10.670   $ 9.620
of period

Income from Investment            .482       .483       .501       .520       .590
Operations Net interest
income

Net realized and unrealized       (.709)     .126       .350       (.109)     1.049
gain (loss)

Total from investment             (.227)     .609       .851       .411       1.639
operations

Less Distributions

From net interest income          (.482)     (.483)     (.501)     (.520)     (.590)

From net realized gain            (.042)     (.107)     (.030)     (.071)     -

In excess of net realized gain    (.020)     -          -          -          -

Total distributions               (.544)     (.590)     (.531)     (.591)     (.590)

Redemption fees added to paid     .001       .001       .000       .000       .001
 in capital

Net asset value, end of period   $ 10.060   $ 10.830   $ 10.810   $ 10.490   $ 10.670

TOTAL RETURN A                    (2.16)%    5.77%      8.34%      4.02%      17.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 242,001  $ 269,484  $ 264,693  $ 270,977  $ 288,425
(000 omitted)

Ratio of expenses to average      .51%       .55%       .55%       .55%       .55%
net assets

Ratio of expenses to average      .51%       .55%       .55%       .53% B     .55%
net assets after expense
reductions

Ratio of net interest income      4.58%      4.45%      4.74%      4.98%      5.73%
to average net assets

Portfolio turnover rate           28%        25%        26%        53%        49%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN PA MUNICIPAL MONEY     2.91%        17.28%        40.35%
MARKET

Pennsylvania Tax-Free Money    2.71%        16.35%        40.74%
Market   Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 13 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN PA MUNICIPAL MONEY     2.91%        3.24%         3.45%
MARKET

Pennsylvania Tax-Free Money    2.71%        3.07%         3.47%
Market  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                                1/3/00  9/27/99  6/28/99  3/29/99  12/28/98

Spartan PA   Muni Money Market  4.37%   3.20%    3.07%    2.65%    3.19%



Pennsylvania Tax-Free   Money   4.02%   2.98%    2.90%    2.44%    2.97%
Market Funds Average



Spartan Pennsylvania            7.02%   5.15%    4.93%    4.26%    5.13%
Municipal Money Market -
Tax-equivalent



Portion of fund's income        0.90%   7.69%    0.25%    0.14%    2.51%
subject to state taxes


Row: 1, Col: 1, Value: 4.37
Row: 1, Col: 2, Value: 4.02

Row: 2, Col: 1, Value: 3.2
Row: 2, Col: 2, Value: 2.98

Row: 3, Col: 1, Value: 3.07
Row: 3, Col: 2, Value: 2.9

Row: 4, Col: 1, Value: 2.65
Row: 4, Col: 2, Value: 2.44

Row: 5, Col: 1, Value: 3.19
Row: 5, Col: 2, Value: 2.97
5% -
4% -
3% -
2% -
1% -
0%
Spartan Pennsylvania
Municipal Money
Market

Pennsylvania Tax-Free
Money Market
Funds Average

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Pennsylvania tax-free money market funds average as tracked by IBC Financial Data, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 37.79%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(PHOTOGRAPH OF DIANE MCLAUGHLIN)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Pennsylvania Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING 1999, DIANE?

A. Economic growth was solid throughout the year. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - averaged a 3.8% annual rate in the first three quarters of 1999; preliminary estimates for the fourth quarter suggested growth in excess of 5%. Meanwhile, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ending the fourth quarter at 4.1%, a 29-year low. With employment this tight, wage pressures are expected to carry through to the consumer in the form of higher prices. Throughout the year, market participants feared the combination of strong growth and low unemployment would lead to inflation. However, very few hints of higher prices emerged, as increased productivity offset inflationary tendencies. Nevertheless, the Federal Reserve Board felt that action on its part was warranted. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times, in June, August and November. These rate hikes brought the fed funds target rate back to 5.50%, where it stood in mid-1998 before the Fed cut it three times in order to help alleviate a building global credit crunch. After its November interest-rate increase, the Fed chose to stand pat through the rest of 1999, to maintain stability in the markets through the changeover into the year 2000.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. For most of the period, the fund's average maturity was shorter than its competitors because I expected interest rates to rise. I did make selective purchases of one-year, fixed-rate securities, however. In the summer, many Pennsylvania municipalities issue long-term, fixed-rate notes to help sustain cash flow. Because of this added supply, fixed-rate notes usually become cheaper. However, this year municipalities had less of a need to come to market because of the strength of the economy. Diminished supply meant that longer-term notes were not attractively priced. This factor, combined with my expectation for higher rates, led me to keep the fund's average maturity shorter than its competitors through the second half of the year. My focus in the fixed-rate area was in three-month commercial paper. Overall, yields on the three-month securities were the same as those offered by one-year securities, so there was little advantage to invest in the longer-term notes given my outlook for rising interest rates. As interest rates rose and the three-month securities matured, I was able to roll over the assets into securities bearing higher yields. I also increased the fund's investments in variable-rate demand notes - very-short-term securities whose yields are reset at regular intervals - when I anticipated outflows from the fund, namely tax time and the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999, tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1999, was 4.13%, compared to 3.26% 12 months ago. The latest yield was the equivalent of a 6.65% taxable yield for Pennsylvania investors in the 37.79% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 1999, the fund's 12-month total return was 2.91%, compared to 2.71% for the Pennsylvania tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Given the continued strength of the U.S. economy, it's likely that additional Fed rate hikes will follow. The market has priced in at least two more 0.25 percentage point Fed rate increases, and the Fed may be even more aggressive if data continues to indicate significant strength in the economy. I expect to keep the fund's average maturity shorter than its competitors, given the likelihood of higher rates and limited issuance in the Pennsylvania market. I will, however, continue to seek opportunities in longer-term securities that accurately reflect my fundamental outlook or if they become attractive due to a demand/supply imbalance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to seek high current
income exempt from federal
and Pennsylvania state income
tax

FUND NUMBER: 401

TRADING SYMBOL: FPTXX

START DATE: August 6, 1986

SIZE: as of December 31,
1999, more than $201
million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES

MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99  % OF FUND'S INVESTMENTS
                              12/31/99                                                  12/31/98

  0 - 30                       85.2                     74.1                             78.8

 31 - 90                       3.3                      13.3                             6.1

 91 - 180                      2.5                      4.9                              6.4

181 - 397                      9.0                      7.7                              8.7

WEIGHTED AVERAGE MATURITY

                              12/31/99                 6/30/99                          12/31/98

Spartan Pennsylvania          32 DAYS                  46 Days                          38 Days
Municipal  Money Market Fund

Pennsylvania Tax-Free Money   45 DAYS                  35 Days                          39 Days
Market  Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999                                         AS OF JUNE 30, 1999

                          Variable Rate  Demand Notes                                Variable Rate  Demand Notes
                           (VRDNs) 67.2%                                              (VRDNs) 73.4%

                           Commercial Paper (including                                Commercial Paper (including
                           CP Mode) 19.0%                                             CP Mode) 14.7%

                           Tender Bonds 2.0%                                          Tender Bonds 4.0%

                           Municipal Notes 8.5%                                       Municipal Notes 7.1%

                           Other Investments  and Net                                 Other Investments  and Net
                           Other Assets 3.3%                                          Other Assets 0.8%



Row: 1, Col: 1, Value: 67.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 8.5
Row: 1, Col: 8, Value: 3.3

Row: 1, Col: 1, Value: 73.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 7.1
Row: 1, Col: 8, Value: 0.8

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

MUNICIPAL SECURITIES - 99.6%

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - 98.7%

Allegheny County Arpt. Rev.     $ 2,000,000                      $ 2,000,000
Participating VRDN  Series
ML PA 567, 5.61% (Liquidity
Facility Merrill  Lynch &
Co., Inc.) (a)(d)(e)

Allegheny County Ind. Dev.
Auth. Rev.:

(American Bridge Co. Proj.)      2,650,000                        2,650,000
Series 1999 A, 5.7%,  LOC
Nat'l. City Bank, VRDN (a)(d)

(Doren, Inc. Proj.) Series       2,300,000                        2,300,000
1997 C, 5.7%, LOC Nat'l.
City Bank, PA, VRDN (a)(d)

(R. I. Lampus Co. Proj.)         2,560,000                        2,560,000
Series 1997 A, 5.7%, LOC
Nat'l. City Bank, PA, VRDN
(a)(d)

(Union Elec. Steel Co. Proj.)    3,120,000                        3,120,000
Series 1996 A, 5.65%, LOC
PNC Bank NA, VRDN (a)(d)

Rfdg. (North Versailles          2,790,000                        2,790,000
Shopping Ctr. Proj.) Series
1992, 5.5%, LOC Bank One,
NA, VRDN (a)

Beaver County Ind. Dev. Auth.
Poll. Cont. Rev.:

Participating VRDN Series        7,100,000                        7,100,000
953503, 5.56% (Liquidity
Facility Citibank, New York
NA) (a)(e)

Rfdg. Bonds (Duquense Lt. Co.
Proj.):

Series 1999 A, 3.95% tender      2,000,000                        2,000,000
1/12/00 (AMBAC Insured)
(Liquidity Facility Bank of
New York NA), CP mode (d)

Series 1999 E, 3.9% tender       6,000,000                        6,000,000
1/26/00 (AMBAC Insured)
(Liquidity Facility Bank of
New York NA), CP mode

Berks County Ind. Dev. Auth.     2,000,000                        2,000,000
Ind. Dev. Rev. Bonds
(Citizens Utils. Proj.)
Series 1996, 4% tender
1/18/00, CP mode (d)

Berks County Ind. Dev. Auth.
Rev.:

(Construction Fastener Proj.)    870,000                          870,000
Series 1996 B, 5.6%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (a)(d)

(Grafika Commercial Printing,    1,285,000                        1,285,000
Inc. Proj.) Series 1995,
5.5%, LOC First Union Nat'l.
Bank, North Carolina, VRDN
(a)(d)

(RAM Industries, Inc. Proj.)     3,060,000                        3,060,000
Series 1996, 5.5%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (a)(d)

(The Bachman Co. Proj.)          2,075,000                        2,075,000
Series 1994, 5.55%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (a)(d)

Bucks County Ind. Dev. Auth.
Rev.:

(Associates Proj.) Series        1,225,000                        1,225,000
1993, 5.55%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)(d)

(Double H Plastics, Inc.         1,950,000                        1,950,000
Proj.) Series 1993, 5.55%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (a)(d)

Butler County Ind. Dev. Auth.    1,200,000                        1,200,000
Rev. (Armco, Inc. Proj.)
Series 1996 A, 5.65%, LOC
Chase Manhattan Bank, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 A, 3.9% tender      $ 3,500,000                      $ 3,500,000
1/21/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (d)

Series 1990 B, 3.9% tender       6,955,000                        6,955,000
1/20/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (d)

Series 1991 A:

3.9% tender 1/21/00, LOC         3,300,000                        3,300,000
Nat'l. Westminster Bank PLC,
CP mode (d)

4% tender 1/20/00, LOC Nat'l.    2,000,000                        2,000,000
Westminster Bank PLC, CP
mode (d)

Cumberland County Ind. Dev.      1,800,000                        1,800,000
Auth. Ind. Dev. Rev. (Lane
Enterprises, Inc. Proj.)
Series 1994, 5.5%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (a)(d)

Dauphin County Gen. Auth.        3,600,000                        3,600,000
Rev. (School District Pooled
Fing. Prog.) 5.85% (AMBAC
Insured) (BPA Commerzbank
AG) (BPA Bank of Nova
Scotia), VRDN (a)

Downingtown Area School          3,000,000                        3,003,570
District TRAN 3.75% 6/30/00

Erie County Ind. Dev. Auth.      1,000,000                        1,000,000
Rev. (Carlisle Corp. Proj.)
Series 1993, 5.65%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Harrisburg Auth. Wtr. Rev.       2,000,000                        2,000,000
Participating VRDN Series
SGA 80, 5.85% (Liquidity
Facility Societe Generale,
France) (a)(e)

Lancaster Higher Ed. Auth.       1,435,000                        1,435,000
College Rev. (Franklin &
Marshall College Proj.)
5.75% (BPA Chase  Manhattan
Bank), VRDN (a)

Lawrence County Ind. Dev.        2,400,000                        2,400,000
Auth. Ind. Dev. Rev.
(Atlantic States Materials
Proj.) Series 1999, 5.6%,
LOC Wachovia  Bank NA, VRDN
(a)(d)

Lehigh County Ind. Dev. Auth.
Poll. Cont. Rev. (Allegheny
Elec. Coop., Inc. Proj.):

Series 1984 A, 3.85%, LOC        500,000                          500,000
RaboBank Nederland Coop.
Central, VRDN (a)

Series 1984 B, 3.85%, LOC        900,000                          900,000
RaboBank Nederland Coop.
Central, VRDN (a)

Montgomery County Ind. Dev.
Auth. Rev.:

(H. P. Cadwallader, Inc.         820,000                          820,000
Proj.) Series 1995, 5.6%,
(K&R Leasing) LOC First
Union Nat'l Bank,  North
Carolina, VRDN (a)(d)

(RJI Ltd. Partnership Proj.)     1,305,000                        1,305,000
Series 1992, 5.5%,  (ABJ
Assoc.) LOC First Union
Nat'l. Bank,  North
Carolina, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Montgomery County Ind. Dev.
Auth. Rev.: - continued

Rfdg. Bonds (Peco Energy Co.
Proj.) Series 1994 A:

3.55% tender 1/27/00, LOC       $ 1,800,000                      $ 1,800,000
Deutsche Bank AG, CP mode

3.8% tender 1/24/00, LOC         3,000,000                        3,000,000
Deutsche Bank AG, CP mode

New Garden Gen. Auth. Muni.      1,600,000                        1,600,000
Rev. (Muni. Pooled Fin.
Prog.) Series 1999, 5.85%
(AMBAC Insured), VRDN (a)

North Pennsylvania Wtr. Auth.    12,000,000                       12,000,000
Wtr. Rev. Participating VRDN
Series SGA 30, 5.85%
(Liquidity Facility Societe
Generale, France) (a)(e)

Northampton County Ind. Dev.
Auth. Rev.:

Bonds (Citizens Utils. Co.       1,100,000                        1,100,000
Proj.) Series 1991, 4.15%
tender 2/1/00, CP mode (d)

(Bedford Park Proj.) Series      1,595,000                        1,595,000
1996 A, 5.55%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

(Binney & Smith, Inc. Proj.)     2,350,000                        2,350,000
Series 1997 A, 5.5%, LOC
Bank One NA, Chicago, VRDN
(a)(d)

(Victoria Vogue Proj.) 5.65%,    2,035,000                        2,035,000
LOC PNC Bank NA, VRDN (a)(d)

Northhampton Ind. Dev. Auth.     2,000,000                        2,000,000
Rev. (Ultra-Poly
Corp./Portland Ind. Park
Proj.) 5.65%, LOC PNC Bank
NA, VRDN (a)(d)

Northumberland County Ind.       5,990,000                        5,990,000
Dev. Auth. Rev. (Foster
Wheeler Mount Carmel, Inc.
Proj.) Series 1987 B, 5.65%,
LOC UBS AG, VRDN (a)(d)

Pennsylvania Convention Ctr.     2,000,000                        2,000,000
Auth. Rev. Bonds Series PT
316, 4.05%, tender 1/27/00
(Liquidity Facility
Landesbank Hessen-Thuringen)
(e)

Pennsylvania Econ. Dev. Fing.    2,000,000                        2,000,000
Auth. Exempt Facilities Rev.
Bonds (Approved Solid Waste
Proj.) Series 1999, 4.1%
12/15/00 (Bayerische
Landesbank Girozentrale
Guaranteed) (d)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(Dodge-Regupol, Inc. Proj.)      1,100,000                        1,100,000
Series D4, 5.65%, LOC PNC
Bank NA, VRDN (a)(d)

(Esschem, Inc. Proj.) Series     1,625,000                        1,625,000
1991 D10, 5.65%, LOC PNC
Bank NA, VRDN (a)(d)

(McDowell Manufacturing Co.      1,000,000                        1,000,000
Proj.) Series 1996 F4,
5.65%, LOC PNC Bank NA, VRDN
(a)(d)

(Pappafava Proj. ) Series        125,000                          125,000
1989 D7, 5.65%, LOC PNC Bank
NA, VRDN (a)(d)

(Port Erie Plastics Proj.)       300,000                          300,000
Series 1989 D9, 5.65%, LOC
PNC Bank NA, VRDN (a)(d)

(Respironics, Inc. Proj.)        500,000                          500,000
Series 1989 F, 5.65%, LOC
PNC Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.: -
continued

(Sun Star, Inc. Proj.) Series   $ 600,000                        $ 600,000
1994 A5, 5.65%, LOC PNC Bank
NA, VRDN (a)(d)

Series 1996 A1, 5.65%, LOC       525,000                          525,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A2, 5.65%, LOC       1,700,000                        1,700,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A3, 5.65%, LOC       800,000                          800,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A7, 5.65%, LOC       675,000                          675,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A8, 5.65%, LOC       500,000                          500,000
PNC Bank NA, VRDN (a)(d)

Pennsylvania Econ. Dev. Fing.
Auth. Rev.:

(ASK Foods, Inc. Proj.)          285,000                          285,000
Series A1, 5.65%, LOC PNC
Bank NA, VRDN (a)(d)

(Babcock & Wilcox Co. Proj.)     4,775,000                        4,775,000
Series 1989 A2, 5.65%,  LOC
PNC Bank NA, VRDN (a)(d)

(Suntory Wtr. Group, Inc.        4,900,000                        4,900,000
Proj.) Series 1992 D, 5.6%,
LOC Wachovia Bank NA, VRDN
(a)(d)

Pennsylvania Gen. Oblig.         1,000,000                        1,000,000
Series 1997 A, 3.75% 1/26/00
(Liquidity Facility
Bayerische Landesbank
Girozentrale), CP

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 A, 5.9%, LOC         2,200,000                        2,200,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1988 B, 5.9%, LOC         3,900,000                        3,900,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1988 C, 5.9%, LOC         5,000,000                        5,000,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1988 E, 5.9%, LOC         2,700,000                        2,700,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1997 A, 6.05%, LOC        5,000,000                        5,000,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Pennsylvania Higher Edl.         1,595,000                        1,603,731
Facilities Auth. Rev. RAN
(Lafayette College Proj.)
4.5% 11/29/00

Philadelphia Arpt. Rev.          2,000,000                        2,000,000
Participating VRDN Series SG
118, 5.61% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Philadelphia Gen. Oblig. TRAN    4,000,000                        4,010,059
Series 1999 2000 A, 4.25%
6/30/00

Philadelphia Hosp. & Higher      2,000,000                        2,000,000
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Ind. Dev. Rev.:

(30th Street Station Proj.)     $ 2,100,000                      $ 2,100,000
4% (MBIA Insured), VRDN
(a)(d)

(Fox Chase Cancer Ctr. Proj.)    1,200,000                        1,200,000
Series 1997, 4.8%,  LOC
Morgan Guaranty Trust Co.,
NY, VRDN (a)

(Institute for Cancer            1,200,000                        1,200,000
Research Fox Chase Proj.)
Series 1990 A, 4.8%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Philadelphia Redev. Auth.        2,000,000                        2,000,000
Rev. (Southwork Plaza Proj.)
 Series 1997 A, 5.55%, LOC
PNC Bank NA, VRDN (a)(d)

Philadelphia School District     3,000,000                        3,007,906
TRAN Series B, 4% 6/30/00,
LOC Mellon Bank NA,
Pittsburgh

Philadelphia Wtr. & Wastewtr.    1,230,000                        1,230,000
Rev. Participating VRDN
Series 1997 Q, 5.18%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Pittsburgh Gen. Oblig.           2,000,000                        2,000,000
Participating VRDN Series SG
71, 5.56% (Liquidity
Facility Societe Generale,
France) (a)(e)

Pittsburgh Urban Redev. Auth.    2,000,000                        2,000,000
Mtg. Rev. Bonds Series 1999
E, 3.65% 8/15/00 (d)

Red Lion Area School District    2,500,000                        2,503,583
TRAN 3.75% 6/30/00

Schuylkill County Ind. Dev.
Auth. Resource Recovery Rev.
Rfdg. (Northeastern Pwr. Co.
Proj.):

Series 1997 A, 4.75%, LOC Cr.    1,600,000                        1,600,000
Local de France, VRDN (a)

Series 1997 B, 4.85%, LOC Cr.    2,900,000                        2,900,000
Local de France, VRDN (a)(d)

Schuylkill County Ind. Dev.      900,000                          900,000
Auth. Rev. (Metal Sales
Manufacturing Corp. Proj.)
Series 1995, 5.6%,  LOC
Firstar Bank NA, VRDN (a)(d)

Temple Univ. Commonwealth        3,000,000                        3,000,000
Higher Ed. BAN 3.15% 5/12/00

Venango Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Scrubgrass Pwr. Corp.
Proj.) Series 1990 B:

3.7% tender 1/31/00, LOC         5,585,000                        5,585,000
Nat'l. Westminster Bank PLC,
CP mode (d)

York Gen. Auth. Pooled Fing.     2,500,000                        2,500,000
Rev. Series 1996, 5.4%,  LOC
First Union Nat'l. Bank,
North Carolina, VRDN (a)

                                                                  198,723,849

MUNICIPAL SECURITIES -
CONTINUED

                                SHARES                           VALUE (NOTE 1)

OTHER - 0.9%

Municipal Central Cash Fund,     1,763,975                       $ 1,763,975
4.81% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                      200,487,824
99.6%

NET OTHER ASSETS - 0.4%                            803,281

NET ASSETS - 100%                                 $ 201,291,105


Total Cost for Income Tax Purposes $ 200,487,824

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE
CP  - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE
       ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1999, the fund had a capital loss carryforward of approximately $54,000 of which $17,000, $10,000 and $27,000 will expire on December 31, 2002, 2003 and 2004, respectively.
During the fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 61.56% of the fund's income dividends was subject to the federal alternative minimum tax.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1999

ASSETS

Investment in securities, at              $ 200,487,824
value -  See accompanying
schedule

Cash                                       1,066

Receivable for fund shares                 450,484
sold

Interest receivable                        1,307,706

 TOTAL ASSETS                              202,247,080

LIABILITIES

Payable for fund shares        $ 846,994
redeemed

Distributions payable           21,462

Accrued management fee          84,665

Other payables and accrued      2,854
expenses

 TOTAL LIABILITIES                         955,975

NET ASSETS                                $ 201,291,105

Net Assets consist of:

Paid in capital                           $ 201,344,622

Accumulated net realized gain              (53,517)
(loss) on investments

NET ASSETS, for 201,342,475               $ 201,291,105
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($201,291,105
(divided by) 201,342,475
shares)

STATEMENT OF OPERATIONS
                           YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                            $ 6,690,401

EXPENSES

Management fee                  $ 992,745

Non-interested trustees'         652
compensation

 Total expenses before           993,397
reductions

 Expense reductions              (6,708)    986,689

NET INTEREST INCOME                         5,703,712

NET REALIZED GAIN (LOSS) ON                 500
INVESTMENTS

NET INCREASE IN NET ASSETS                 $ 5,704,212
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 5,703,712                   $ 6,753,371

 Net realized gain (loss)         500                           6,043

 NET INCREASE (DECREASE) IN       5,704,212                     6,759,414
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,703,712)                   (6,753,371)
from net interest income

Share transactions at net         133,662,294                   150,634,446
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  5,407,005                     6,502,673
distributions from net
interest income

 Cost of shares redeemed          (154,265,283)                 (170,125,710)

 NET INCREASE (DECREASE) IN       (15,195,984)                  (12,988,591)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,195,484)                  (12,982,548)
IN NET ASSETS

NET ASSETS

 Beginning of period              216,486,589                   229,469,137

 End of period                   $ 201,291,105                 $ 216,486,589


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .029       .031       .033       .032       .035
Operations Net interest
income

Less Distributions

From net interest income          (.029)     (.031)     (.033)     (.032)     (.035)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 2.91%      3.15%      3.36%      3.21%      3.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 201,291  $ 216,487  $ 229,469  $ 242,386  $ 241,643
(000 omitted)

Ratio of expenses to average      .50%       .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .50%       .50%       .50%       .48% C     .50%
net assets after expense
reductions

Ratio of net interest income      2.87%      3.10%      3.31%      3.17%      3.50%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Pennsylvania. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes

2. OPERATING POLICIES -

CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $70,898,497 and $74,955,363, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,939,213 and $7,906,641, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

INCOME FUND. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

MONEY MARKET FUND. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,877 for the period.

SUB-ADVISER FEE. As the income and the money market funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC performs the activities associated with the income fund's transfer and shareholder servicing agent and accounting functions. The income fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the income fund's transfer agent fees were equivalent to an annual rate of .08% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income fund's custodian and transfer agent expenses were reduced by $5,495 and $470, respectively, and the money market fund's expenses were reduced by $6,708 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Spartan Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Spartan Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
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MAINE
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MARYLAND
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MASSACHUSETTS
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MICHIGAN
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MINNESOTA
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MISSOURI
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NEW JERSEY
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501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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NORTH CAROLINA
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Charlotte, NC
OHIO
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TEXAS
10000 Research Boulevard
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Houston, TX
400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
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UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
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511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce I. Greer, Vice President -

MONEY MARKET FUND
Christine J. Thompson, Vice President -

INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d

E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
SPARTAN(REGISTERED TRADEMARK)

MUNICIPAL INCOME
FUND

ANNUAL REPORT

NOVEMBER 30, 1999(2_FIDELITY_LOGOS)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   57  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  61  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  66  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          67

PROXY VOTING RESULTS   68

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.


All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500 SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MUNICIPAL INCOME           -1.44%       42.34%        89.86%

LB Municipal Bond                  -1.07%       43.83%        97.77%

LB 3 Plus Year Municipal Bond      -1.59%       44.68%        n/a

General Municipal Debt Funds       -3.51%       37.09%        85.59%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. Beginning with this report, the fund will compare itself to the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MUNICIPAL INCOME           -1.44%       7.32%         6.62%

LB Municipal Bond                  -1.07%       7.54%         7.06%

LB 3 Plus Year Municipal Bond      -1.59%       7.67%         n/a

General Municipal Debt Funds       -3.51%       6.50%         6.37%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan Municipal Income    LB Municipal Bond
             00037                       LB015
  1989/11/30      10000.00                    10000.00
  1989/12/31      10083.15                    10081.80
  1990/01/31       9976.90                    10034.11
  1990/02/28      10107.53                    10123.42
  1990/03/31      10118.97                    10126.45
  1990/04/30       9936.95                    10053.14
  1990/05/31      10211.13                    10272.60
  1990/06/30      10320.18                    10362.89
  1990/07/31      10479.94                    10515.23
  1990/08/31      10370.93                    10362.55
  1990/09/30      10449.17                    10368.45
  1990/10/31      10588.05                    10556.54
  1990/11/30      10890.75                    10768.83
  1990/12/31      10937.60                    10815.67
  1991/01/31      11080.06                    10960.82
  1991/02/28      11149.41                    11056.18
  1991/03/31      11185.28                    11060.16
  1991/04/30      11338.31                    11207.26
  1991/05/31      11438.17                    11306.89
  1991/06/30      11438.78                    11295.70
  1991/07/31      11604.95                    11433.28
  1991/08/31      11707.47                    11583.86
  1991/09/30      11801.05                    11734.68
  1991/10/31      11912.00                    11840.29
  1991/11/30      11938.00                    11873.33
  1991/12/31      12050.68                    12128.13
  1992/01/31      12174.38                    12155.78
  1992/02/29      12199.29                    12159.67
  1992/03/31      12211.25                    12164.17
  1992/04/30      12328.01                    12272.43
  1992/05/31      12446.33                    12416.88
  1992/06/30      12618.91                    12625.23
  1992/07/31      12942.66                    13003.74
  1992/08/31      12770.40                    12876.95
  1992/09/30      12804.68                    12961.16
  1992/10/31      12591.48                    12833.76
  1992/11/30      12918.24                    13063.61
  1992/12/31      13058.12                    13196.99
  1993/01/31      13240.87                    13350.47
  1993/02/28      13728.17                    13833.36
  1993/03/31      13628.72                    13687.14
  1993/04/30      13758.36                    13825.24
  1993/05/31      13838.21                    13902.94
  1993/06/30      14041.84                    14134.98
  1993/07/31      14046.72                    14153.49
  1993/08/31      14351.95                    14448.17
  1993/09/30      14559.51                    14612.73
  1993/10/31      14574.85                    14640.94
  1993/11/30      14457.52                    14511.95
  1993/12/31      14770.08                    14818.30
  1994/01/31      14932.52                    14987.52
  1994/02/28      14552.14                    14599.35
  1994/03/31      13878.83                    14004.86
  1994/04/30      13950.94                    14123.62
  1994/05/31      14037.88                    14246.07
  1994/06/30      13958.44                    14159.03
  1994/07/31      14221.86                    14418.57
  1994/08/31      14273.52                    14468.45
  1994/09/30      14061.47                    14256.06
  1994/10/31      13767.76                    14002.87
  1994/11/30      13338.21                    13749.70
  1994/12/31      13669.82                    14052.33
  1995/01/31      14135.82                    14453.94
  1995/02/28      14544.91                    14874.26
  1995/03/31      14583.02                    15045.17
  1995/04/30      14590.32                    15062.92
  1995/05/31      15045.38                    15543.58
  1995/06/30      14813.84                    15408.35
  1995/07/31      14921.07                    15554.42
  1995/08/31      15103.78                    15751.65
  1995/09/30      15220.32                    15851.36
  1995/10/31      15439.19                    16081.84
  1995/11/30      15731.78                    16348.64
  1995/12/31      15881.47                    16505.75
  1996/01/31      16012.98                    16630.37
  1996/02/29      15946.56                    16518.11
  1996/03/31      15742.29                    16307.01
  1996/04/30      15678.22                    16260.86
  1996/05/31      15682.37                    16254.36
  1996/06/30      15867.88                    16431.37
  1996/07/31      16017.27                    16580.89
  1996/08/31      16021.35                    16576.91
  1996/09/30      16209.32                    16808.99
  1996/10/31      16400.38                    16999.10
  1996/11/30      16736.70                    17310.18
  1996/12/31      16666.75                    17237.48
  1997/01/31      16682.99                    17270.06
  1997/02/28      16827.58                    17428.60
  1997/03/31      16609.60                    17196.27
  1997/04/30      16747.15                    17340.21
  1997/05/31      16984.12                    17601.00
  1997/06/30      17192.19                    17788.45
  1997/07/31      17681.41                    18281.19
  1997/08/31      17501.69                    18109.90
  1997/09/30      17711.93                    18324.86
  1997/10/31      17812.96                    18442.69
  1997/11/30      17911.43                    18551.14
  1997/12/31      18204.36                    18821.80
  1998/01/31      18407.86                    19016.04
  1998/02/28      18387.68                    19021.74
  1998/03/31      18389.89                    19038.48
  1998/04/30      18287.84                    18952.62
  1998/05/31      18567.48                    19252.64
  1998/06/30      18639.86                    19328.49
  1998/07/31      18685.24                    19377.01
  1998/08/31      18967.37                    19676.38
  1998/09/30      19218.95                    19921.55
  1998/10/31      19204.88                    19921.15
  1998/11/30      19262.73                    19991.08
  1998/12/31      19304.17                    20041.45
  1999/01/31      19531.67                    20279.75
  1999/02/28      19405.00                    20191.12
  1999/03/31      19437.52                    20219.19
  1999/04/30      19481.30                    20269.54
  1999/05/31      19359.42                    20152.18
  1999/06/30      19050.03                    19861.98
  1999/07/31      19127.86                    19934.28
  1999/08/31      18989.22                    19774.81
  1999/09/30      18986.51                    19782.91
  1999/10/31      18799.76                    19568.47
  1999/11/30      18986.09                    19776.68
IMATRL PRASUN   SHR__CHT 19991130 19991213 143826 R00000000000123

$10,000 OVER 10 YEARS: Let's say, hypothetically, that $10,000 was invested in Spartan Municipal Income Fund on November 30, 1989. As the chart shows, by November 30, 1999, the value of the investment would have grown to $18,986 - an 89.86% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,777 - a 97.77% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  YEARS ENDED NOVEMBER 30,

                  1999                      1998   1997   1996   1995

Dividend returns  4.58%                     5.00%  5.32%  5.30%  6.54%

Capital returns   -6.02%                    2.54%  1.70%  1.09%  11.41%

Total returns     -1.44%                    7.54%  7.02%  6.39%  17.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.89(cents)   29.69(cents)   59.53(cents)

Annualized dividend rate         4.92%         4.84%          4.76%

30-day annualized yield          4.91%         -              -

30-day annualized                7.67%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.09 over the past one month, $12.23 over the past six months and $12.51 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Although November saw the Federal
Reserve Board levy its third 0.25%
interest-rate hike of 1999, the
municipal bond market responded
with its best single-month
performance since January. This
improvement in investor sentiment -
perhaps anticipating that the Fed's
latest rate hike would be its last for
a while - was a key contributor to
the market's improved outlook.
However, for the 12-month period
ending November 30, 1999, munis
overall dwelled in negative territory,
as the Lehman Brothers Municipal
Bond Index - an index of
approximately 50,000
investment-grade, fixed-rate,
tax-exempt bonds - declined
1.07%. A big story throughout the
year was supply, or lack thereof.
Municipal issuance fell 16.9%
through the first three quarters of
1999 compared to the same period
in 1998. Unfortunately, demand
also was tepid as the strong U.S.
economy continued to sway
investors toward higher-yielding -
and higher-risk - alternatives. Late in
the period, though, as the Fed
sought to cool down the economy
and municipal yields became more
attractive, demand showed signs of
improving. In comparison to other
bonds, munis had mixed results.
Municipal performance soundly
trounced Treasuries, as the Lehman
Brothers Long-Term Government
Bond Index fell 7.52% during the
period. Meanwhile, the Lehman
Brothers Aggregate Bond Index - a
broad measure of the taxable
bond market - posted a
marginally negative return of
-0.04%.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan
Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. Rising interest rates put significant pressure on bond prices, although the fund performed better than its peers. For the 12-month period that ended November 30, 1999, the fund had a total return of -1.44%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned -3.51% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index returned -1.07%. An additional benchmark, the Lehman Brothers 3 Plus Year Municipal Bond Index, returned -1.59%. The fund is managed to have similar overall interest-rate risk to the new benchmark index, which excludes securities with maturities of less than three years and is more representative of the fund's investment universe.

Q. WHY DID THE FUND OUTPACE ITS PEERS?

A. The main reason was the fund's defensive posture. By defensive, I'm referring to its stake in bonds that tended to hold their value better under adverse market conditions. First, the fund's focus on high quality securities - over half of the fund's net assets were in bonds rated Aaa - was a big plus. Problems with scattered lower-rated Baa securities prompted investors to demand higher yields, causing many Baa-rated securities to underperform higher-rated securities. The fund's emphasis on intermediate-maturity bonds also was a plus. Because intermediates are less interest-rate sensitive than longer-term bonds, they outperformed their longer-term counterparts as interest rates rose.

Q. WHAT OTHER "DEFENSIVE" TYPE OF BONDS HELD UP RELATIVELY WELL?

A. The fund had a relatively large stake in premium coupon bonds with interest rates of 5.5% to 6.0%, which generally held up better than lower coupon bonds. Premiums, as they are known, carry coupons higher than prevailing interest rates and are attractive for several reasons. First, they're more likely than discount bonds - which carry interest rates below prevailing rates - to be advance refunded, a refinancing-like process that generally is positive for their prices. Second, premium bonds are somewhat protected from the unfavorable tax treatment and price performance that can hurt discount bonds when interest rates rise. Finally, individual investors - who account for a significant portion of municipal bond demand - tend to shy away from premium coupon bonds in favor of par bonds - those that carry coupons at prevailing rates. As a result, I'm often able to buy premiums at attractive prices relative to comparably rated par bonds with similar maturities.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, there were. Longer-maturity discount bonds proved to be some of the market's worst performers early in the period, although the fund had only small holdings in them. I focused on premium coupon bonds, emphasizing intermediate-maturity bonds set to mature within seven to 15 years. For bonds with maturities of 15 years or longer, the extra income for each successive year was not, in my opinion, attractive given the level of risk inherent in longer-term bonds. In addition, the fund's stake in health care bonds detracted from performance. Cutbacks in federally funded health care payments hurt the health care sector as a whole. While the fund was not immune from those troubles, it did have a smaller stake in health care bonds than many of its peers.

Q. GEORGE, WHAT'S YOUR OUTLOOK?

A. As it usually is, the direction of interest rates will be the primary factor that determines the municipal market's performance. It's not clear at this point whether the Federal Reserve Board is finished raising interest rates as it did in June, August and November, or whether those rate hikes were just a preview of things to come. But other factors - namely supply and demand - also will play a role. If interest rates remain stable or move higher, I would expect the supply of municipals to continue to taper off as issuers slow down their refinancing and new issuance activity. We've also seen an increase in the demand for municipal bonds as individual investors look to lock in higher yields. To the extent that investors continue on that course, the more municipals likely will benefit. Since longer-maturity and lower-quality bonds have performed poorly over the past several months, there may be opportunities to pick up attractively priced, higher-yielding securities. But I plan to be very selective, keeping the bulk of the fund's investments in high-quality, intermediate-maturity bonds that I feel offer the best combination of reward and risk.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

GEORGE FISCHER ON CHOOSING
INVESTMENTS FOR THE FUND:

"When selecting individual bonds
for inclusion in the fund, credit
research is always the starting
point. Using a very rigorous research
process - and with the help of
Fidelity's credit research team - I
look for investment-grade bonds
from issuers that have strong
underlying economics and are
well-managed. After completing
careful credit research, I then
consider structural
characteristics, such as maturity,
call features, coupons and others.
Because so much of the municipal
market is insured, it's often
challenging to add value through
credit research. So I look for
opportunities to take advantage of
pricing anomalies that creep up
due to a bond's structural
characteristics."

(solid bullet) General obligation bonds
(GOs) were the fund's largest sector
concentration throughout the
past year, making up 26.8% of net
assets at the end of the period. A
GO is backed by the full faith and
credit - which includes the taxing
power - of a city, county, state or
other issuer. GOs are repaid through
general revenues - including
individual and corporate taxes
- collected by the issuer.

FUND FACTS

GOAL: a high level of income
free from federal income tax

FUND NUMBER: 037

TRADING SYMBOL: FHIGX

START DATE: December 1, 1977

SIZE: as of November 30,
1999, more than $4.2
billion

MANAGER: George Fischer,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

INVESTMENT CHANGES

TOP FIVE STATES AS OF
NOVEMBER 30, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

New York                       16.2                    15.5

Texas                          9.8                     10.8

Massachusetts                  7.9                     7.4

Illinois                       7.1                     6.7

California                     5.9                     7.3

TOP FIVE SECTORS AS OF
NOVEMBER 30, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

General Obligations            26.8                    26.8

Electric Utilities             13.7                    14.2

Transportation                 10.9                    11.3

Health Care                    10.4                    7.9

Water & Sewer                  9.6                     7.6

AVERAGE YEARS TO MATURITY AS
OF NOVEMBER 30, 1999

                                                      6 MONTHS AGO

Years                          14.2                    12.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30,
1999

                                   6 MONTHS AGO

Years                         7.2   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF NOVEMBER 30, 1999
Row: 1, Col: 1, Value: 57.3
Row: 1, Col: 2, Value: 30.2
Row: 1, Col: 3, Value: 8.800000000000001
Row: 1, Col: 4, Value: 1.1
Row: 1, Col: 5, Value: 1.7
Row: 1, Col: 6, Value: 0.9
Aaa 57.3%
Aa, A 30.2%
Baa 8.8%
Ba and Below 1.1%
Not Rated 1.7%
Short-term
investments 0.9%

AS OF MAY 31, 1999
Row: 1, Col: 1, Value: 57.1
Row: 1, Col: 2, Value: 31.3
Row: 1, Col: 3, Value: 9.300000000000001
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 0.3
Aaa 57.1%
Aa, A 31.3%
Baa 9.3%
Ba and Below 0.0%
Not Rated 2.0%
Short-term
investments 0.3%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1999

Showing Percentage of Net Assets

MUNICIPAL BONDS - 98.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ALABAMA - 0.3%

Cullman Med. Park South Med.      Baa2      $ 4,000                              $ 3,938
Clinic Board Rev. Rfdg.
(Cullman Reg'l. Med. Ctr.
Proj.) Series A, 6.5% 2/15/23

Huntsville Gen. Oblig. Rfdg.      Aa2        2,200                                2,302
Series D, 6% 8/1/08

Mobile Wtr. & Swr.                A          5,100                                5,337
Commissioners Wtr. & Swr.
Rev. Rfdg. 6.5% 1/1/09

                                                                                  11,577

ALASKA - 1.4%

Alaska Student Ln. Corp.
Student Ln. Rev.:

(State Assisted Proj.) Series
A:

5.9% 7/1/03 (AMBAC Insured)       Aaa        2,070                                2,128
(g)

6% 7/1/04 (AMBAC Insured) (g)     Aaa        2,500                                2,566

Series A:

5.15% 7/1/05 (AMBAC Insured)      Aaa        1,500                                1,517
(g)

5.55% 7/1/03 (AMBAC Insured)      Aaa        1,300                                1,336
(g)

5.65% 7/1/04 (AMBAC Insured)      Aaa        1,300                                1,336
(g)

7.3% 7/1/00 (AMBAC Insured)       Aaa        4,600                                4,680
(g)

North Slope Borough (Cap.
Appreciation):

Series A:

0% 6/30/01 (MBIA Insured)         Aaa        5,000                                4,667

0% 6/30/01 (MBIA Insured)         Aaa        1,400                                1,307

Series B:

0% 1/1/03 (MBIA Insured)          Aaa        6,000                                5,202

0% 6/30/05 (FSA Insured)          Aaa        4,500                                3,426

Valdez Marine Term. Rev. Rfdg.:

(BP Pipeline, Inc. Proj.)         Aa2        28,205                               25,565
Series B, 5.5% 10/1/28

(Mobil Oil Co./Alaska             Aa2        7,000                                6,579
Pipeline Proj.) 5.75% 11/1/28

                                                                                  60,309

ARIZONA - 1.5%

Arizona Health Facilities         A2         10,000                               9,808
Auth. Hosp. Sys. Rev.
(Phoenix Children's Hosp.
Proj.) Series A, 6.25%
11/15/29

Arizona Student Ln.               Aaa        2,000                                1,962
Acquisition Auth. Student
Ln. Rev. Rfdg. Series A1,
5.9% 5/1/24 (g)

Arizona Trans. Board Hwy.         Aa2        2,000                                2,090
Rev. Sub-Series A, 6.25%
7/1/04 (Pre-Refunded to
7/1/00 @ 10/1/05

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Chandler Gen. Oblig. Rfdg.:

(Cap. Appreciation):

0% 7/1/05 (FGIC Insured)          Aaa       $ 5,700                              $ 4,342

0% 7/1/08 (FGIC Insured)          Aaa        1,700                                1,092

7.375% 7/1/09 (FGIC Insured)      Aaa        1,000                                1,167

Maricopa County Cmnty.            Aa1        19,000                               19,153
College District  Series B,
5.25% 7/1/10

Maricopa County Hosp. Rev.
Rfdg. (Sun Health Corp.
Proj.):

5.4% 4/1/05                       Baa1       2,935                                2,934

5.65% 4/1/06                      Baa1       3,625                                3,653

Maricopa County Ind. Dev.         Baa1       3,345                                3,217
Auth. Health Facilities Rev.
(Catholic Health Care West
Proj.)  Series A, 4% 7/1/02

Maricopa County Ind. Dev.         Aaa        2,000                                2,302
Auth. Hosp. Facilities Rev.
Rfdg. (Samaritan Health
Svcs. Proj.)  Series A, 7%
12/1/16 (MBIA Insured)

Maricopa County School            Aaa        2,660                                2,026
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary Proj.) Second
Series, 0% 7/1/05 (MBIA
Insured)

Maricopa County Unified           Aaa        3,050                                2,080
School District #69 Rfdg.
(Cap. Appreciation)
(Paradise Valley Proj.)
Second Series, 0% 7/1/07
(AMBAC Insured)

Pima County Ctfs. of Prtn.:

4.75% 1/1/04 (MBIA Insured)       Aaa        2,060                                2,071

4.9% 1/1/06 (MBIA Insured)        Aaa        2,000                                2,008

Pima County Unified School        Aaa        2,000                                2,273
District #1 Tucson (Tucson
Proj.) Series 1989 G, 8%
7/1/04 (MBIA Insured)

                                                                                  62,178

ARKANSAS - 0.5%

Arkansas Dev. Fin. Auth. Rev.     A          4,500                                4,700
(Cap. Asset Proj.) Series B,
7.1% 3/1/08 (Pre-Refunded to
3/1/01 @ 102)

Arkansas Gen. Oblig. (Cap.
Appreciation) (College
Savings Proj.):

Series A:

0% 6/1/03                         Aa3        1,280                                1,093

0% 6/1/04                         Aa3        1,110                                900

Series C, 0% 6/1/05               Aa3        2,130                                1,640

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ARKANSAS - CONTINUED

Little Rock Arpt. Passenger       Aaa       $ 1,220                              $ 1,221
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (g)

North Little Rock Elec. Rev.
Rfdg. Series A:

6.15% 7/1/03 (MBIA Insured)       Aaa        3,245                                3,419

6.5% 7/1/10 (MBIA Insured)        Aaa        3,840                                4,234

Pulaski County Health             Aaa        1,750                                1,882
Facilities Board Rev. Rfdg.
(Sisters Charity
Nazareth-Saint Vincents
Infirmary Proj.) 6.05%
11/1/09  (MBIA Insured)
(Escrowed to Maturity) (h)

Rogers Sales & Use Tax Rev.       A1         1,305                                1,300
5% 11/1/15

                                                                                  20,389

CALIFORNIA - 5.9%

California Dept. of Wtr.          Aa2        4,000                                3,545
Resources Wtr. Sys. Rev.
(Wtr. Sys. Proj.) Series O,
5% 12/1/22

California Ed. Facilities
Auth. Rev.:

(Stanford Univ. Proj.) Series     Aaa        10,525                               9,535
N, 5.2% 12/1/27

Rfdg.:

(Stanford Univ. Proj.) Series     Aaa        9,000                                7,988
O, 5.125% 1/1/31

(Univ. of Southern California     Aa2        4,410                                3,917
Proj.) Series C, 5.125%
10/1/28

California Gen. Oblig.:

5.25% 10/1/13                     Aa3        5,000                                4,964

5.25% 10/1/17                     Aa3        1,500                                1,431

6.3% 9/1/10                       Aa3        4,000                                4,412

7% 10/1/09                        Aa3        1,000                                1,158

California Health Facilities      A2         27,600                               26,874
Fin. Auth. Rev.
(Cedars-Sinai Med. Ctr.
Proj.) Series A, 6.125%
12/1/30

California Hsg. Fin. Agcy.
Rev.:

(Cap. Appreciation) (Home         Aa2        187                                  46
Mtg. Single Family Proj.)
Series 1983 A, 0% 2/1/15

(Home Mtg. Proj.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        3,295                                3,303
Insured) (g)

Series G:

5.9% 2/1/09 (MBIA Insured) (g)    Aaa        1,000                                1,023

5.9% 8/1/09 (MBIA Insured) (g)    Aaa        2,000                                2,044

Series R, 6.15% 8/1/27 (MBIA      Aaa        4,500                                4,498
Insured) (g)

Rfdg. (Home Mtg. Proj.)           Aaa        2,015                                2,012
Series A, 5.3% 8/1/14 (MBIA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Poll. Cont. Fing.      Ba1       $ 5,235                              $ 5,281
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc. Proj.)
Series A, 7.15% 2/1/11 (g)

California Pub. Works Board
Lease Rev.:

(Dept. of Corrections State       A1         1,500                                1,423
Prison, Susanville Proj.)
Series D 5.375% 6/1/18

(Dept. of Corrections, Madera     A1         2,500                                2,492
State Prison Proj.) Series
E, 5.5% 6/1/15

(Substance Abuse Treatment        Aaa        3,750                                3,767
Facilities, Corcoran II
Proj.) Series A, 5.5% 1/1/14
(AMBAC Insured)

(Various California State         A1         7,500                                7,374
Univ. Proj.) Series A, 5.25%
12/1/13

Rfdg.:

(California Cmnty. Colleges
Proj.) Series D:

5.375% 3/1/11                     A          3,000                                3,009

5.375% 3/1/12                     A          1,500                                1,493

(California State Univ.           A1         5,755                                5,783
Proj.) Series A, 5.5% 10/1/13

(Dept. of Corrections State       A1         2,500                                2,488
Prison, Monterey County
Proj.) Series D, 5.375%
11/1/13

(State Archives Bldg. Complex     A1         5,000                                5,081
Proj.) Series A, 5.375%
12/1/10

California Statewide Cmnty.       Aaa        3,695                                3,276
Dev. Corp. Ctfs. of Prtn.
(J. Paul Getty Trust Co.
Proj.) 5% 10/1/23

California Univ. Rev. 5.875%      Aaa        9,775                                9,630
11/1/30  (FGIC Insured)

Castaic Lake Wtr. Agcy. Ctfs.
of Prtn. Rfdg.  (Wtr. Sys.
Impt. Proj.) Series A:

7% 8/1/11 (MBIA Insured)          Aaa        1,475                                1,710

7.25% 8/1/09 (MBIA Insured)       Aaa        1,800                                2,106

Chino Basin Reg'l. Fing.          Aaa        2,245                                2,585
Auth. Rev. Rfdg.  (Muni.
Wtr. District Swr. Sys.
Proj.) 7% 8/1/09 (AMBAC
Insured)

Compton Cmnty. Redev. Agcy.       Aaa        4,000                                4,346
Rfdg.  (Tax
Allocation-Compton Redev.
Proj.)  Series A, 6.5%
8/1/13 (FSA Insured)

Foothill/Eastern Trans.           Baa3       8,000                                6,410
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lein Series A, 0% 1/1/08
(Escrowed to Maturity) (b)(h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

La Quinta Redev. Agcy. Tax.       Aaa       $ 470                                $ 561
Allocation Rfdg. (Area
#1Redev. Proj.) 7.3% 9/1/12
(MBIA Insured)

Long Beach Hbr. Rev.:

Rfdg. Series A, 6% 5/15/13        Aaa        6,700                                7,053
(FGIC Insured) (g)

5.125% 5/15/18 (g)                Aa3        5,000                                4,535

Los Angeles County Metro.         Aaa        4,355                                4,345
Trans. Auth. Rev. Rfdg.
(Gen. Union Station Proj.)
Series A, 5.2% 7/1/12 (FSA
Insured)

Los Angeles County Pub. Works     Aaa        5,145                                5,010
Fing. Auth. Lease Rev.
(Multiple Cap. Facilities #4
Proj.) 4.75% 12/1/10 (MBIA
Insured)

Los Angeles Dept. Wtr. & Pwr.     Aaa        23,000                               23,338
Wtrwks. Rev. 6.1% 10/15/39
(FGIC Insured)

Los Angeles Wastewtr. Sys.        Aaa        4,735                                4,115
Rev. 5% 6/1/28 (FGIC Insured)

M-S-R Pub. Pwr. Agcy. San         Aaa        1,685                                1,771
Juan Proj. Rev.  Series E,
6.5% 7/1/05 (MBIA Insured)

Modesto Irrigation District       Aaa        4,390                                5,584
Elec. Rev. Series A, 9.625%
1/1/11 (Escrowed to
Maturity) (h)

Placer County Wtr. Agcy. Rev.
(Middle Fork Proj.) Series A:

3.75% 7/1/12                      A+         7,820                                7,064

3.75% 1/1/13                      A+         1,500                                1,296

Sacramento Cogeneration Auth.     BBB-       700                                  735
Cogeneration Proj. Rev.
(Procter & Gamble Proj.)
6.375% 7/1/10

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6.5% 7/1/07                       BBB-       1,000                                1,077

6.5% 7/1/09                       BBB-       2,200                                2,355

San Francisco Bldg. Auth.         A1         5,500                                5,301
Lease Rev. (Dept. Gen. Svcs.
Lease Proj.) Series A, 5%
10/1/13

San Francisco City & County
Arpt. Commission Int'l.
Arpt. Rev. Second Series
Issue 10 A:

5.5% 5/1/13 (MBIA Insured) (g)    Aaa        5,955                                5,947

5.55% 5/1/14 (MBIA Insured)       Aaa        5,875                                5,839
(g)

Santa Clara Redev. Agcy. Tax      Aaa        4,000                                4,582
Allocation  Rfdg. (Bayshore
North Proj.) 7% 7/1/10
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Santa Margarita/Dana Point        Aaa       $ 1,045                              $ 1,224
Auth. Rev.  (Impt. Dists.
1&2-2A&8 Proj.) Series A,
7.25% 8/1/10 (MBIA Insured)

Santa Rosa Wastewtr. Rev.         Aaa        3,900                                3,518
(Rfdg. & SubReg'l. Wastewtr.
Proj.) Series A, 4.75%
9/1/16 (FGIC Insured)

South Orange County Pub.
Fing. Auth. Spl. Tax Rev.:

(Foothill Area Proj.) Series      Aaa        2,500                                3,046
C, 8% 8/15/08 (FGIC Insured)

Sr. Lien Series A, 7% 9/1/11      Aaa        3,490                                4,049
(MBIA Insured)

                                                                                  247,349

COLORADO - 3.8%

Adams County School District      Aaa        1,000                                1,039
#12 Rfdg. 6.2% 12/15/10
(FGIC Insured)

Arapaho County Cap. Impt.
Trust Fund Hwy. Rev. (Cap.
Appreciation):

Series C:

0% 8/31/15 (Pre-Refunded to       Aaa        16,000                               5,851
8/31/05  @ 48.6181) (h)

0% 8/31/26 (Pre-Refunded to       Aaa        314,505                              49,352
8/31/05  @ 20.8626) (h)

Series E 470, 0% 8/31/10          Aaa        15,000                               8,061
(Pre-Refunded to 8/31/05 @
71.4501) (h)

Colorado Health Facilities
Auth. Rev. Rfdg. (Rocky
Mountain Adventist Proj.):

6.25% 2/1/04                      Ba1        2,100                                2,024

6.625% 2/1/13                     Ba1        28,100                               26,405

6.625% 2/1/22                     Ba1        11,600                               10,595

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/02 (MBIA Insured)          Aaa        1,550                                1,414

0% 1/1/04 (MBIA Insured)          Aaa        1,530                                1,261

0% 1/1/06 (MBIA Insured)          Aaa        250                                  186

0% 1/1/09 (MBIA Insured)          Aaa        1,655                                1,036

0% 1/1/10 (MBIA Insured)          Aaa        1,500                                886

Colorado Univ. Rev.               A2         5,725                                6,077
(Biomedical Research Bldg.
Proj.) 7% 6/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A:

0% 11/15/02 (MBIA Insured) (g)    Aaa       $ 4,900                              $ 4,295

0% 11/15/05 (MBIA Insured) (g)    Aaa        4,480                                3,342

Series D:

0% 11/15/03 (MBIA Insured) (g)    Aaa        5,000                                4,149

0% 11/15/04 (MBIA Insured) (g)    Aaa        7,500                                5,904

0% 11/15/05 (MBIA Insured) (g)    Aaa        3,000                                2,238

Series B, 7.25% 11/15/23 (g)      Baa1       1,870                                1,998

Series C:

6.5% 11/15/06 (g)                 Baa1       4,075                                4,263

6.55% 11/15/02 (g)                Baa1       4,000                                4,142

Series D:

7% 11/15/25 (g)                   Baa1       6,980                                7,197

7.4% 11/15/01 (g)                 Baa1       3,000                                3,130

El Paso County School             Aaa        2,600                                1,673
District #20 Rfdg.  (Cap.
Appreciation) Series A, 0%
6/15/08 (AMBAC Insured)

Highlands Ranch Metro.
District #2 Rfdg.:

6.5% 6/15/10 (FSA Insured)        Aaa        1,000                                1,104

6.5% 6/15/12 (FSA Insured)        Aaa        1,000                                1,103

Jefferson County Ctfs. of         Aaa        3,000                                3,196
Prtn. Rfdg. 6.65% 12/1/08
(MBIA Insured)

                                                                                  161,921

CONNECTICUT - 0.3%

Connecticut Health & Edl.
Facilities Auth. Rev.:

(New Britain Memorial Hosp.       AAA        3,600                                3,847
Proj.) Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/02  @
102) (h)

(Saint Raphael Hosp. Proj.)       Aaa        3,035                                3,012
Series H, 5.25% 7/1/12
(AMBAC Insured)

Rfdg. (Quinnipiac College
Proj.) Series D:

6% 7/1/13                         BBB-       550                                  546

6% 7/1/13 (Pre-Refunded to        BBB-       700                                  744
7/1/03  @ 102) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONNECTICUT - CONTINUED

Connecticut Resources             Aaa       $ 2,100                              $ 2,125
Recovery Auth. Rfdg.
(Mid-Connecticut Sys. Proj.)
Series A, 5.375% 11/15/10
(MBIA Insured)

Eastern Connecticut Resources     BBB        900                                  854
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5% 1/1/04
(g)

                                                                                  11,128

DISTRICT OF COLUMBIA - 2.5%

District of Columbia Gen.
Oblig.:

Rfdg.:

Series A:

5.625% 6/1/02 (MBIA Insured)      Aaa        760                                  779

5.625% 6/1/02 (MBIA Insured)      Aaa        740                                  760
(Escrowed to Maturity) (h)

5.875% 6/1/05 (AMBAC Insured)     Aaa        1,770                                1,852

5.875% 6/1/05 (AMBAC Insured)     Aaa        1,915                                2,016
(Escrowed to Maturity) (h)

5.875% 6/1/05 (MBIA Insured)      Aaa        1,530                                1,601

5.875% 6/1/05 (MBIA Insured)      Aaa        1,470                                1,548
(Escrowed to Maturity) (h)

6% 6/1/05 (AMBAC Insured)         Aaa        3,695                                3,912
(Escrowed to Maturity) (h)

Series A1, 6% 6/1/11 (MBIA        Aaa        2,850                                3,004
Insured)

Series A3:

5.3% 6/1/04 (AMBAC Insured)       Aaa        1,605                                1,636

5.3% 6/1/04 (AMBAC Insured)       Aaa        1,505                                1,543
(Escrowed to Maturity) (h)

5.4% 6/1/05 (AMBAC Insured)       Aaa        1,510                                1,546

5.4% 6/1/05 (AMBAC Insured)       Aaa        1,400                                1,442
(Escrowed to Maturity) (h)

Series B, 5.25% 6/1/07 (MBIA      Aaa        15,000                               15,138
Insured)

Series B3, 5.3% 6/1/05 (MBIA      Aaa        5,000                                5,094
Insured)

Series C:

5.25% 12/1/03 (FGIC Insured)      Aaa        205                                  209

5.25% 12/1/03 (FGIC Insured)      Aaa        1,965                                2,013
(Escrowed to Maturity) (h)

Series A:

5% 6/1/06 (MBIA Insured)          Aaa        4,855                                4,854

5% 6/1/06 (MBIA Insured)          Aaa        2,545                                2,563
(Escrowed to Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

DISTRICT OF COLUMBIA -
CONTINUED

District of Columbia Gen.
Oblig.: - continued

Series B:

5% 6/1/06 (MBIA Insured)          Aaa       $ 8,015                              $ 8,014

5% 6/1/06 (MBIA Insured)          Aaa        4,210                                4,240
(Escrowed to Maturity) (h)

Series E:

5% 6/1/04 (FGIC Insured)          Aaa        965                                  972

5% 6/1/04 (FGIC Insured)          Aaa        35                                   36
(Pre-Refunded to 6/1/03 @
102) (h)

District of Columbia Hosp.        -          11,640                               12,125
Rev. (Hosp. for Sick
Children Proj.) Series A,
8.875% 1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.4% 11/1/00                      Baa        1,000                                1,007

5.625% 11/1/10                    Baa        7,165                                7,248

District of Columbia Rev.
Rfdg. (Georgetown Univ.
Proj.) Series A:

5.95% 4/1/14 (MBIA Insured)       Aaa        2,000                                2,044

6% 4/1/18 (MBIA Insured)          Aaa        13,835                               13,965

Metro. Washington Arpt. Auth.     Aaa        3,000                                3,117
Gen. Arpt. Rev. Series A,
7.25% 10/1/10 (FGIC Insured)
(g)

                                                                                  104,278

FLORIDA - 2.9%

Broward County Resource           A3         14,440                               14,909
Recovery Rev.  (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        3,750                                3,764
(Miami Int'l Arpt. Proj.)
Series B, 6% 10/1/24 (MBIA
Insured) (g)

Florida Board of Ed. Cap.         Aa2        21,300                               20,646
Outlay Rfdg.  (Pub. Ed.
Proj.) Series D, 5.75%
6/1/22 (c)

Florida Muni. Pwr. Agcy. Rev.     Aaa        3,000                                2,566
Rfdg. (Stanton II Proj.)
4.5% 10/1/16 (AMBAC Insured)

Greater Orlando Aviation          Aaa        4,000                                3,991
Auth. Orlando Arpt.
Facilities Rev. Series A,
5.25% 10/1/10  (FGIC
Insured) (g)

Jacksonville Elec. Auth. Rev.:

(First Installment Proj.) 6%      Aaa        2,130                                2,147
7/1/01  (Escrowed to
Maturity) (h)

(Third Installment Proj.)         Aaa        3,000                                3,267
Series 73, 6.8% 7/1/12
(Escrowed to Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Jacksonville Elec. Auth.
Rev.: - continued

Rfdg. (Saint Johns River Pwr.     Aa2       $ 4,535                              $ 4,371
Park Sys. Proj.) Issue 2 13,
5.375% 10/1/16

Jacksonville Health               Baa1       2,000                                2,097
Facilities Auth. Ind. Dev.
Rev. Rfdg. (Cypress Village
Proj./Nat'l. Benevolent
Assoc. Proj.) 7% 12/1/22

Jacksonville Port Auth. Rev.
Rfdg.:

5.5% 11/1/06 (MBIA Insured)       Aaa        8,630                                8,909
(g)

5.75% 11/1/09 (MBIA Insured)      Aaa        1,000                                1,040
(g)

Miami Beach Health Facilities     BBB        7,540                                6,058
Auth. Hosp. Rev. (Mount
Sinai Med. Ctr. of Florida
Proj.) 5.375% 11/15/28

Miami-Dade County Edl.            Aaa        10,000                               9,779
Facilities Auth. Rev. Series
A, 5.75% 4/1/29 (AMBAC
Insured)

Orlando Util. Commission Wtr.     Aa2        5,465                                4,980
& Elec. Rev. Series B, 5.25%
10/1/23

Pasco County Solid Waste
Disp. & Resource Recovery
Sys. Rev. Rfdg.:

6% 4/1/08 (AMBAC Insured) (g)     Aaa        5,000                                5,292

6% 4/1/09 (AMBAC Insured) (g)     Aaa        8,090                                8,541

Pinellas County Resource          Aaa        4,010                                4,091
Recovery Rev. 5.25% 10/1/05
(MBIA Insured) (g)

Tampa Bay Wtr. Util. Sys.         Aaa        6,000                                6,114
Rev. 6% 10/1/24 (FGIC
Insured)

Tampa Wtr. & Swr. Rev. 5.5%       Aa3        10,000                               9,388
10/1/29

                                                                                  121,950

GEORGIA - 2.6%

Atlanta & Fulton County           Aaa        6,000                                5,621
Resource Auth. Rev. Rfdg.
(Downtown Area Pub. Impt.
Proj.)  Series A, 5.375%
12/1/21 (MBIA Insured)

Atlanta Arpt. Facilities Rev.     Aaa        16,820                               17,956
Rfdg. 6.25% 1/1/05 (AMBAC
Insured)

Atlanta Downtown Dev. Auth.
Rev. Rfdg. (Underground
Atlanta Proj.):

6.25% 10/1/12                     Aa3        3,750                                3,934

6.25% 10/1/16                     Aa3        3,000                                3,106

Atlanta Wtr. & Swr. Rev.:

Second Lien 5.375% 1/1/20         Aaa        4,750                                4,911
(FGIC Insured) (Pre-Refunded
to 1/1/07 @ 101) (h)

5.25% 1/1/27 (FGIC Insured)       Aaa        33,050                               33,928
(Pre-Refunded to 1/1/07 @
101) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Atlanta Wtr. & Wastewtr. Rev.     Aaa       $ 7,200                              $ 7,381
Rfdg. Series A, 5.5% 11/1/10
(FGIC Insured)

Dalton Util. Rev.:

6% 1/1/11 (FSA Insured)           Aaa        3,000                                3,196

6% 1/1/12 (FSA Insured)           Aaa        1,700                                1,803

Fulton County School District     Aa2        4,500                                4,887
Rfdg. 6.375% 5/1/14

Fulton County Wtr. & Swr.         Aaa        140                                  151
Rev. Rfdg. 6.375% 1/1/14
(FGIC Insured)

Georgia Gen. Oblig.:

Series B, 5.75% 8/1/10            Aaa        8,740                                9,213

Series C, 5.75% 9/1/10            Aaa        5,000                                5,272

Georgia Muni. Elec. Auth.
Pwr. Rev.:

Rfdg. Series Z, 5.5% 1/1/12       A          2,000                                2,008

Series B, 6.2% 1/1/10 (AMBAC      Aaa        5,000                                5,423
Insured)

                                                                                  108,790

HAWAII - 0.4%

Hawaii Arpt. Sys. Rev. Second
Series:

7.5% 7/1/05 (FGIC Insured) (g)    Aaa        1,000                                1,039

7.5% 7/1/20 (FGIC Insured) (g)    Aaa        1,500                                1,554

Hawaii Gen. Oblig. Series CN,     Aaa        7,000                                6,848
5.25% 3/1/12 (FGIC Insured)

Hawaii Hsg. Fin. & Dev. Corp.     Aa1        6,730                                6,549
Series A, 4.9% 7/1/28 (g)

                                                                                  15,990

IDAHO - 0.3%

Boise City Urban Renewal          Aaa        10,000                               9,808
Agcy. Lease Rev. 5.9%
8/15/29 (AMBAC Insured) (c)

Idaho Falls Gen. Oblig. Rfdg.:

0% 4/1/06 (FGIC Insured)          Aaa        2,000                                1,461

0% 4/1/07 (FGIC Insured)          Aaa        2,500                                1,725

                                                                                  12,994

ILLINOIS - 7.1%

Chicago Board of Ed. (Chicago
School Reform Proj.):

5.75% 12/1/20 (AMBAC Insured)     Aaa        3,480                                3,393

5.75% 12/1/27 (AMBAC Insured)     Aaa        47,000                               45,234

6.25% 12/1/11 (MBIA Insured)      Aaa        1,000                                1,080

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Gen. Oblig.:

Rfdg.:

Series A2:

6.125% 1/1/12 (AMBAC Insured)     Aaa       $ 10,000                             $ 10,661

6.25% 1/1/15 (AMBAC Insured)      Aaa        4,885                                5,214

Series B, 5% 1/1/11 (AMBAC        Aaa        2,200                                2,141
Insured)

Series 1993, 5.25% 1/1/18         Aaa        7,200                                6,637
(FGIC Insured)

Chicago Midway Arpt. Rev.:

Series A, 5.5% 1/1/29 (MBIA       Aaa        24,775                               22,952
Insured)

Series B:

5.25% 1/1/13 (MBIA Insured)       Aaa        2,910                                2,784
(g)

5.25% 1/1/14 (MBIA Insured)       Aaa        3,060                                2,910
(g)

6% 1/1/05 (MBIA Insured) (g)      Aaa        1,360                                1,425

6% 1/1/08 (MBIA Insured) (g)      Aaa        2,170                                2,276

6% 1/1/10 (MBIA Insured) (g)      Aaa        2,435                                2,532

6.125% 1/1/11 (MBIA Insured)      Aaa        2,580                                2,680
(g)

Chicago Motor Fuel Tax Rfdg.      Aaa        4,600                                4,525
Series A, 5.375% 1/1/14
(AMBAC Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge        Aaa        4,500                                4,579
Proj.) Series A, 5.6% 1/1/10
(AMBAC Insured)

Rfdg. (Gen. Arpt. Proj.)
Second Lien Series A:

5.5% 1/1/16 (AMBAC Insured)       Aaa        10,000                               9,595
(g)

6.25% 1/1/09 (AMBAC Insured)      Aaa        6,730                                7,167
(g)

6.375% 1/1/12 (MBIA Insured)      Aaa        4,000                                4,275

6.375% 1/1/15 (MBIA Insured)      Aaa        14,900                               15,548

Chicago O'Hare Int'l. Arpt.       A          4,500                                4,601
Spl. Facilities Rev. (Int'l.
Term. Proj.) Series A, 7.5%
1/1/17 (MBIA Insured)
(Pre-Refunded to 1/1/00  @
102) (g)(h)

Chicago Residential Mtg. Rev.     Aaa        4,215                                2,133
Rfdg.  (Cap. Appreciation)
Series B, 0% 10/1/09 (MBIA
Insured)

Chicago Sales Tax Rev. 5.375%     Aaa        18,000                               16,280
1/1/30  (FGIC Insured)

Chicago Wastewtr.                 Aaa        4,500                                4,467
Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)

Chicago Wtr. Rev. Rfdg. (Cap.     Aaa        1,960                                1,802
Appreciation) 0% 11/1/01
(FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Cook & Will Counties Township     Aaa       $ 2,350                              $ 1,946
High School District #206
(Cap. Appreciation) Series
A, 0% 12/1/03 (AMBAC
Insured) (Escrowed to
Maturity) (h)

De Kalb Single Family Mtg.        Aaa        835                                  866
Rev. Series A, 7.45% 12/1/09
(g)

Illinois Dedicated Tax Rev.       Aaa        695                                  730
(Civic Ctr. Proj.)  Series
A, 7% 12/15/13 (AMBAC
Insured) (Pre-Refunded to
12/15/00 @ 102) (h)

Illinois Dev. Fin. Auth.          Aaa        7,000                                7,550
Poll. Cont. Rev. Rfdg.
(Commerce Edison Co. Proj.)
Series D, 6.75% 3/1/15
(AMBAC Insured)

Illinois Health Facilities
Auth. Rev.:

(Franciscan Proj.) Series A,      Aaa        15,200                               9,448
0% 9/1/05  (MBIA Insured)
(Pre-Refunded to 9/1/00  @
64.513) (h)

(GlenOaks Med. Ctr. Proj.)        Baa        3,105                                3,297
Series D, 9.5% 11/15/15
(Escrowed to Maturity) (h)

(Memorial Hosp. Proj.):

6.875% 5/1/00 (Escrowed to        -          300                                  301
Maturity) (h)

7.125% 5/1/10 (Pre-Refunded       -          4,000                                4,313
to 5/1/02 @ 102) (h)

(Methodist Health Svcs. Co.       Aaa        7,000                                7,354
Proj.) 6.903% 5/18/21 (AMBAC
Insured) (Pre-Refunded  to
5/8/01 @ 102) (h)

Rfdg.:

(Lutheran Gen. Health Care
Sys. Proj.)  Series C:

6% 4/1/18                         A1         3,000                                2,973

7% 4/1/14                         A1         1,500                                1,659

(OSF Health Care Sys. Proj.)      A2         7,000                                6,855
6% 11/15/13

(Swedish American Hosp.           Aaa        3,000                                2,929
Proj.) 5.375% 11/15/13
(AMBAC Insured)

Illinois Reg'l. Trans. Auth.:

Series A, 8% 6/1/17 (AMBAC        Aaa        4,500                                5,591
Insured)

Series C, 7.75% 6/1/13 (FGIC      Aaa        2,045                                2,486
Insured)

Series D, 7.75% 6/1/04 (FGIC      Aaa        1,115                                1,250
Insured)

Lake County Forest
Preservation District (Cap.
Appreciation):

0% 12/1/07                        Aa1        10,440                               6,907

0% 12/1/08                        Aa1        12,505                               7,803

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.:

(Cap. Appreciation):

(McCormick Place Expansion        Aaa       $ 250                                $ 223
Proj.) Series A, 0% 6/15/12
(FGIC Insured) (b)

Series A:

0% 6/15/08 (MBIA Insured)         Aaa        3,335                                2,140
(Escrowed to Maturity) (h)

0% 6/15/09 (FGIC Insured)         Aaa        14,850                               8,933

0% 6/15/09 (FGIC Insured)         Aaa        2,325                                1,409
(Escrowed to Maturity) (h)

(McCormick Place Expansion
Proj.) Series A:

0% 6/15/10 (FGIC Insured)         Aaa        17,000                               9,588

5.25% 12/15/10 (AMBAC Insured)    Aaa        14,450                               14,441

Rfdg. (McCormick Place            Aaa        3,820                                2,442
Expansion Proj.) Series A,
0% 6/15/08 (MBIA Insured)

Northern Illinois Univ. Revs.     Aaa        1,000                                1,035
(Auxiliary Facilities Sys.
Proj.) 6% 4/1/02 (FGIC
Insured)

                                                                                  301,360

INDIANA - 0.2%

Indiana Bond Bank Rev. (State     AAA        2,000                                2,204
Revolving Fund Prog. Proj.)
Series A, 7% 2/1/05

Indiana Health Facilities         Aaa        2,500                                2,839
Fing. Auth. Hosp. Rev. Rfdg.
(Columbus Reg'l. Hosp.
Proj.) 7% 8/15/15 (FSA
Insured)

Indianapolis Arpt. Auth. Rev.     Aaa        1,000                                1,001
Rfdg. Series A, 5.6% 7/1/15
(FGIC Insured)

Indianapolis Econ. Dev. Rev.      Baa2       3,000                                3,171
Rfdg. & Impt. (Nat'l.
Benevolent Assoc. Proj.)
7.625% 10/1/22

                                                                                  9,215

KANSAS - 0.5%

Johnson County Unified School
District #512 (Shawnee
Mission Proj.):

8% 10/1/03                        Aa1        1,015                                1,137

8% 10/1/04                        Aa1        1,225                                1,401

8% 10/1/05                        Aa1        1,250                                1,456

Kansas City Util. Sys. Rev.
(Cap. Appreciation):

0% 3/1/09 (AMBAC Insured)         Aaa        3,975                                2,446
(Escrowed to Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

KANSAS - CONTINUED

Kansas City Util. Sys. Rev.
(Cap. Appreciation): -
continued

0% 9/1/10 (AMBAC Insured)         Aaa       $ 2,865                              $ 1,642

0% 9/1/10 (AMBAC Insured)         Aaa        3,825                                2,164
(Escrowed to Maturity) (h)

Kansas Dept. Trans. Hwy. Rev.     Aa         4,750                                5,308
7.25% 3/1/05

Wichita Hosp. Rev. Series         Aaa        6,000                                6,297
III-A, 6.465% 10/20/17 (MBIA
Insured)

                                                                                  21,851

KENTUCKY - 0.6%

Jefferson County Cap. Projs.      A1         5,250                                2,779
Corp. Rev.  (Cap.
Appreciation) Series A, 0%
8/15/11

Jefferson County Hosp. Rev.
(Alliant Health Sys. Proj.):

6.367% 10/9/08 (MBIA Insured)     Aaa        1,800                                1,904

6.367% 10/9/08 (MBIA Insured)     Aaa        2,200                                2,355
(Pre-Refunded to 10/29/02 @
102) (h)

Kenton County Arpt. Board
Arpt. Rev.:

Rfdg. (Cincinnati/Northern        Aaa        1,480                                1,527
Kentucky Int'l. Arpt. Proj.)
5.65% 3/1/04 (MBIA Insured)
(g)

Spl. Facilities (Delta Air        Baa3       5,100                                5,371
Lines, Inc. Proj.)  Series
A, 7.5% 2/1/20 (g)

Owensboro Elec. Lt. & Pwr.
Rev. Series B:

0% 1/1/07 (AMBAC Insured)         Aaa        10,000                               7,008

0% 1/1/08 (AMBAC Insured)         Aaa        600                                  398

0% 1/1/09 (AMBAC Insured)         Aaa        2,000                                1,247

0% 1/1/10 (AMBAC Insured)         Aaa        8,440                                4,981

                                                                                  27,570

LOUISIANA - 0.4%

Louisiana Gen. Oblig. Series      Aaa        2,000                                2,164
A, 6.75% 5/15/04 (MBIA
Insured)

Louisiana Offshore Term.          Baa1       1,205                                1,259
Auth. Deep Wtr. Port Rev.
Series E, 7.6% 9/1/10
(Pre-Refunded to 9/1/00 @
102) (h)

Monroe-West Monroe Pub. Trust     AA-        9,000                                3,818
Fing. Auth. Mtg. Rev. Rfdg.
(Cap. Appreciation) Series
C, 0% 8/20/14

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

LOUISIANA - CONTINUED

New Orleans Gen. Oblig. Rfdg.
 (Cap. Appreciation):

0% 9/1/08 (AMBAC Insured)         Aaa       $ 10,000                             $ 6,365

0% 9/1/09 (AMBAC Insured)         Aaa        3,000                                1,805

Saint John Baptist Parish         Baa        2,700                                2,781
Sales Tax District Rfdg.
Series 1989, 7.8% 12/1/14
(Pre-Refunded to 12/1/99 @
103) (h)

                                                                                  18,192

MARYLAND - 0.6%

Baltimore Gen. Oblig. Rfdg.       Aaa        5,100                                5,748
(Cons. Pub. Impt.) Series A,
7.25% 10/15/05 (FGIC Insured)

Howard County Mtg. Rev.           Aaa        250                                  259
(Heartland Elderly Apts.
Proj.) 8.875% 12/1/10 (MBIA
Insured)

Marshall County Poll. Cont.       Aa2        3,000                                2,868
Rev. Rfdg.  (John Hopkins
Univ. Proj.) 5.25% 7/1/16

Maryland Cmnty. Dev.              Aa2        2,450                                2,433
Administration Dept. Rfdg.
(Residential Proj.) Series
B, 5.05% 9/1/19 (g)

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritan Hosp. Proj.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        995                                  1,016
(Escrowed to Maturity) (h)

5.75% 7/1/13 (Escrowed to         A1         1,605                                1,653
Maturity) (h)

Rfdg. (John Hopkins Univ.         Aa2        2,500                                2,373
Proj.) 5.25% 7/1/17

Montgomery County Gen. Oblig.     Aaa        2,250                                2,268
(Consolidated Pub. Impt.
Proj.) Series A, 5.375%
5/1/12

Prince Georges County Solid       Aaa        1,500                                1,470
Waste Mgmt. Sys. Rev. 5.25%
6/15/13 (FSA Insured)

Washington D.C. Metro. Area       Aaa        5,500                                5,783
Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/09 (FGIC
Insured)

                                                                                  25,871

MASSACHUSETTS - 7.9%

Boston Metro. District Gen.       Aaa        1,260                                1,415
Oblig. Rfdg. 8% 12/1/03
(MBIA Insured)

Massachusetts Bay Trans. Auth.:

(Massachusetts Trans. Sys.        Aa3        15,000                               14,097
Proj.) Series A, 5.375%
3/1/19

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Bay Trans.
Auth.: - continued

Rfdg. (Gen. Trans. Sys. Proj.):

Series A:

5.5% 3/1/12                       Aa3       $ 5,000                              $ 5,079

6.25% 3/1/12                      Aa3        2,000                                2,169

Series B, 6.2% 3/1/16             Aa3        3,800                                3,992

5.25% 3/1/26 (FSA Insured)        Aaa        14,750                               13,241

Massachusetts Ed. Ln. Auth.
Ed. Ln. Rev. Series B Issue E:

5.75% 7/1/05 (AMBAC Insured)      Aaa        2,375                                2,462
(g)

5.85% 7/1/06 (AMBAC Insured)      Aaa        2,825                                2,945
(g)

5.95% 7/1/07 (AMBAC Insured)      Aaa        3,060                                3,189
(g)

6.05% 7/1/08 (AMBAC Insured)      Aaa        3,165                                3,298
(g)

6.15% 7/1/10 (AMBAC Insured)      Aaa        1,270                                1,321
(g)

6.25% 7/1/11 (AMBAC Insured)      Aaa        765                                  798
(g)

6.3% 7/1/12 (AMBAC Insured)       Aaa        770                                  801
(g)

Massachusetts Edl. Fing.          AAA        6,535                                6,131
Auth. Ed. Ln. Rev. 4.9%
7/1/13 (AMBAC Insured) (g)

Massachusetts Gen. Oblig.:

(Consolidated Ln. Proj.):

Series A, 7.5% 6/1/04             Aa3        3,270                                3,567

Series B, 4.875% 10/1/13          Aa3        2,500                                2,331

Rfdg. Series A, 5.5% 2/1/11       Aaa        19,845                               20,148
(MBIA Insured)

Rfdg. (Cap. Appreciation)         Aaa        5,000                                4,428
Series B, 0% 8/1/02 (AMBAC
Insured)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Blood Research Institute         -          4,625                                4,778
Proj.) Series A, 6.5% 2/1/22

(MIT Proj.) Series I 2, 4.75%     Aaa        6,000                                4,945
1/1/28

(New England Med. Ctr. Hosp.      Aaa        3,800                                3,483
Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)

(South Shore Hosp. Proj.)         A2         11,930                               11,130
Series F, 5.75% 7/1/29

Rfdg.:

(Baystate Med. Ctr. Proj.)        Aaa        3,000                                2,888
Series D, 5% 7/1/12 (FGIC
Insured)

(Fairview Extended Care           Aaa        4,900                                4,877
Proj.) Series B, 4.55%
1/1/21 (MBIA Insured)

(Harvard Univ. Proj.) Series      Aaa        1,100                                1,180
P, 6.5% 11/1/03

(Mass. Gen. Hosp. Proj.)          Aaa        2,000                                2,174
Series F, 6.25% 7/1/12
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Hsg. Fin. Agcy.
Rfdg.  (Rental Proj.) Series
A:

6.6% 7/1/14 (AMBAC Insured)       Aaa       $ 2,385                              $ 2,489
(g)

6.65% 7/1/19 (AMBAC Insured)      Aaa        1,910                                2,009
(g)

Massachusetts Ind. Fin. Agcy.     AAA        3,950                                4,386
Ind. Dev. Rev. (Union
Mission Proj.) 9.55% 9/1/26

Massachusetts Ind. Fin. Agcy.
Resource Recovery Rev.:

(Ogden Haverhill Proj.)           BBB        5,430                                5,325
Series 1992 A, 4.6% 12/1/02

Rfdg. Series A, 4.7% 12/1/03      BBB        1,975                                1,918

Massachusetts Ind. Fin. Agcy.
Rev.  (Cap. Appreciation)
(Massachusetts  Biomedical
Research Corp. Proj.) Series
A2:

0% 8/1/03                         A1         29,600                               24,935

0% 8/1/04                         A1         5,000                                3,984

0% 8/1/06                         A1         30,800                               21,927

0% 8/1/08                         A+         5,000                                3,183

0% 8/1/09                         -          21,800                               12,843

0% 8/1/10                         -          2,000                                1,113

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Rfdg.:

Series A, 6.75% 7/1/08 (MBIA      Aaa        2,500                                2,660
Insured)

Series B, 5% 7/1/12 (MBIA         Aaa        2,715                                2,620
Insured)

5% 7/1/10 (AMBAC Insured)         Aaa        4,610                                4,537

Series B, 6.75% 7/1/08 (MBIA      Aaa        5,995                                6,378
Insured)

Series C, 6.625% 7/1/06           Baa2       2,220                                2,335

Series D, 6% 7/1/06               Baa2       1,300                                1,344

Massachusetts Port Auth. Rev.     Aa3        15,845                               15,364
5.75% 7/1/29

Massachusetts Tpk. Auth.
Metro. Hwy. Sys. Rev. Series
A:

5% 1/1/27 (MBIA Insured)          Aaa        11,000                               9,444

5% 1/1/37 (MBIA Insured)          Aaa        15,000                               12,605

5.125% 1/1/23 (MBIA Insured)      Aaa        8,500                                7,605

Massachusetts Tpk. Auth.          Aaa        28,330                               28,362
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Poll.
Abatement Trust Rev.:

(MWRA Ln. Prog.) Series A,        Aa1       $ 800                                $ 784
5.25% 8/1/13

5.25% 8/1/14                      Aa1        3,000                                2,889

New England Ed. Ln. Marketing     A3         18,500                               19,009
Corp. Massachusetts Rfdg.
(Student Ln. Proj.)  Series
A, 5.7% 7/1/05 (g)

New England Ed. Ln. Marketing
Corp. Massachusetts Student
Ln. Rev.:

Rfdg. Series G:

5% 8/1/00                         A3         2,500                                2,517

5.2% 8/1/02                       Aa2        3,200                                3,256

Series B, 5.4% 6/1/00             Aa2        2,500                                2,513

                                                                                  335,201

MICHIGAN - 3.6%

Detroit Convention Facilities     A          4,000                                3,836
Rev. Rfdg.  (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

Detroit Wtr. Supply Sys. Rev.
Sr. Lien Series A:

5.75% 7/1/26 (FGIC Insured)       Aaa        14,750                               14,263

5.875% 7/1/22 (FGIC Insured)      Aaa        16,905                               16,726

5.875% 7/1/29 (FGIC Insured)      Aaa        10,900                               10,698

Lowell Area Schools (Cap.         Aaa        19,185                               4,949
Appreciation) 0% 5/1/20
(FGIC Insured) (Pre-Refunded
to 5/1/05 @ 33.6439) (h)

Michigan Bldg. Auth. Rev.         Aaa        1,100                                1,136
Series II, 6.25% 10/1/20
(MBIA Insured)

Michigan Hosp. Fin. Auth. Rev.:

(Mercy Health Svcs. Proj.):

Series Q, 5.375% 8/15/26          Aaa        4,750                                4,333
(AMBAC Insured)

Series W, 5.25% 8/15/27 (FSA      Aaa        4,000                                3,572
Insured)

Series X, 6% 8/15/34 (MBIA        Aaa        11,000                               10,827
Insured)

Rfdg.:

(Bay Med. Ctr. Proj.) Series      A3         960                                  1,000
A, 8.25% 7/1/12

(Sisters of Mercy Health          Aaa        7,340                                7,260
Corp. Proj.) 5.375% 8/15/14
(MBIA Insured)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.:

Rfdg. Series B, 5.7% 4/1/12       AA-        3,750                                3,766

Series B, 7.5% 4/1/10             AA-        6,000                                6,221

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Michigan Hsg. Dev. Auth.          AA+       $ 300                                $ 308
Single Family Mtg. Rev.
Series A, 7.5% 6/1/15

Michigan Muni. Bond Auth. Rev.:

Rfdg. (Local Govt. Ln. Prog.
Proj.) Series G:

7% 11/1/02 (AMBAC Insured)        Aaa        1,465                                1,568

7% 5/1/03 (AMBAC Insured)         Aaa        2,700                                2,905

5.125% 10/1/20                    Aa1        26,800                               24,026

Michigan Trunk Line (Cap.         Aaa        8,010                                4,817
Appreciation)  Series A, 0%
10/1/09 (AMBAC Insured)

Michigan Underground Storage      Aaa        3,500                                3,711
Tank Fin. Assurance Auth.
Rev. Rfdg. Series I, 6%
5/1/06 (AMBAC Insured)

Michigan Univ. Rev. Rfdg.         Aa2        7,750                                7,878
(Univ. Hosp. Proj.) Series
A, 5.75% 12/1/12

Pinckney Cmnty. Schools           Aaa        4,000                                3,732
Livingston & Washtenaw
Counties 5.5% 5/1/27  (FGIC
Insured)

Romulus Cmnty. Schools 6%         Aaa        7,500                                7,496
5/1/29  (FGIC Insured)

Royal Oak Hosp. Fin. Auth.
Rev.:

(William Beaumont Hosp.           Aa3        3,695                                3,560
Proj.) 5.5% 1/1/14

Rfdg. (William Beaumont Hosp.     Aa3        400                                  424
Proj.) 6.25% 1/1/09

Western Townships Util. Auth.     Aaa        2,810                                2,192
Swr. Disp. Sys. Rfdg. (Cap.
Appreciation) 0% 1/1/05
(FSA Insured)

                                                                                  151,204

MINNESOTA - 1.0%

Centennial Independent School     Aaa        2,610                                2,461
District #12 Rfdg. Series B,
4.875% 2/1/12 (FGIC Insured)

Minneapolis & Saint Paul Hsg.     Aaa        9,700                                8,355
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp. Proj.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minnesota Hsg. Fin. Agcy.
(Single Family Mtg. Proj.):

Series B, 5.8% 7/1/25 (g)         Aa2        5,750                                5,485

Series I, 6.25% 1/1/15            Aa2        1,820                                1,845

Series K, 6.4% 1/1/15             Aa2        2,510                                2,569

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MINNESOTA - CONTINUED

Saint Cloud Hosp. Facilities      Aaa       $ 2,000                              $ 1,968
Rev. Rfdg.  (Saint Cloud
Hosp. Proj.) Series C, 5.25%
10/1/13 (AMBAC Insured)

Univ. of Minnesota Gen.           Aa3        15,000                               15,054
Oblig. Rfdg. 4.8% 8/15/03

Western Minnesota Muni. Pwr.
Agcy. Pwr. Supply Rev.:

Rfdg. Series A, 5.5% 1/1/11       Aaa        3,525                                3,587
(AMBAC Insured)

Series B, 6% 1/1/04 (AMBAC        Aaa        1,390                                1,460
Insured)

                                                                                  42,784

MISSISSIPPI - 0.1%

Hinds County Rev. Rfdg.           Aaa        4,000                                4,088
(Mississipi Methodist Hosp.
& Rehabilitation Proj.) 5.6%
5/1/12 (AMBAC Insured)

Mississippi Home Corp. Single     Aaa        381                                  396
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                                  4,484

MISSOURI - 0.3%

Boone County Ind. Dev. Auth.      -          1,995                                2,172
1st Mtg.  (Fairview Extended
Care Proj.) Series A,
10.125% 1/1/11 (Pre-Refunded
to 1/1/01  @ 103) (h)

Kirkwood Ind. Dev. Auth.          -          2,000                                2,158
Health Care Corp.  Rev.
(Saint Joseph Hosp. Proj.)
7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102) (h)

Missouri Higher Ed. Ln. Auth.     Aa         8,000                                8,100
Student Ln. Rev. (Sr. Lien)
Series A, 5.625% 2/15/01

Missouri Hsg. Dev. Commission     AAA        1,505                                1,511
Mtg. Rev.  Series C, 5.5%
3/1/16 (g)

                                                                                  13,941

MONTANA - 0.3%

Montana Board of Invt.
(Payroll Tax Workers
Compensation Proj.):

Series 1991, 6.875% 6/1/11        Aaa        6,200                                6,536
(MBIA Insured) (Escrowed to
Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MONTANA - CONTINUED

Montana Board of Invt.
(Payroll Tax Workers
Compensation Proj.): -
continued

Series 1996:

6.875% 6/1/20 (MBIA Insured)      Aaa       $ 1,255                              $ 1,311
(Escrowed to Maturity) (h)

6.875% 6/1/20 (MBIA Insured)      Aaa        3,870                                4,043
(Escrowed to Maturity) (h)

6.875% 6/1/20 (MBIA Insured)      Aaa        2,005                                2,095
(Escrowed to Maturity) (h)

                                                                                  13,985

NEBRASKA - 0.1%

Nebraska Pub. Pwr. District       Aaa        5,000                                4,963
Rev. Series A, 5.25% 1/1/12
(MBIA Insured)

Scotts Bluff County Hosp.         A3         1,110                                1,192
Auth. #1 Hosp. Rev. 6.45%
12/15/04 (Pre-Refunded to
12/15/02 @ 102) (h)

                                                                                  6,155

NEVADA - 0.0%

Las Vegas Downtown Redev.         BBB+       500                                  503
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A, 6.1% 6/15/14

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          3,480                                3,620
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc. Proj.) Series A, 9.5%
5/1/20 (Pre-Refunded to
5/1/00 @ 102) (h)

NEW JERSEY - 2.3%

Middlesex County Poll. Cont.      -          7,750                                8,495
Auth. Rev. Rfdg. (Amerada
Hess Corp. Proj.) 7.875%
6/1/22

New Jersey Gen. Oblig. 5.25%      Aa1        6,000                                6,130
3/1/07

New Jersey Health Care            AAA        1,635                                1,822
Facilities Fing. Auth. Rev.
(Christ Hosp. Group Issue
Proj.) 7% 7/1/06 (AMBAC
Insured)

New Jersey Tpk. Auth. Tpk.        Aaa        1,000                                1,102
Rev. Rfdg. Series C, 6.5%
1/1/09 (AMBAC Insured)

New Jersey Trans. Corp.
Series A:

5.25% 9/1/01 (FSA Insured)        Aaa        4,000                                4,047

5.4% 9/1/02 (FSA Insured)         Aaa        3,535                                3,610

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund
Auth.:

(Trans. Sys. Proj.):

Series A, 5.25% 6/15/11           Aa2       $ 15,345                             $ 15,346

Series B, 5.25% 6/15/12           Aa2        10,000                               9,915

Rfdg. (Trans. Sys. Proj.):

Series A, 5.5% 6/15/11 (MBIA      Aaa        7,650                                7,839
Insured)

Series B, 6.5% 6/15/10 (MBIA      Aaa        5,000                                5,554
Insured)

Series B, 5% 6/15/13 (AMBAC       Aaa        26,055                               24,982
Insured)

New Jersey Wastewtr.              Aaa        3,225                                3,433
Treatment Trust Ln. Rev.
Rfdg. Series C, 6.25%
5/15/04 (MBIA Insured)

Passaic County Util. Auth.        Aaa        3,580                                3,393
Solid Waste Disp.  Rev.
Rfdg. (Cap. Appreciation) 0%
3/1/01 (MBIA Insured)

Warren County Poll. Cont.         Aaa        1,000                                1,053
Fing. Auth. Resource
Recovery Rev. 6.55% 12/1/06
(MBIA Insured)

                                                                                  96,721

NEW MEXICO - 0.8%

Albuquerque Arpt. Rev.:

Rfdg.:

6.5% 7/1/08 (AMBAC Insured)       Aaa        1,500                                1,637
(g)

6.7% 7/1/18 (AMBAC Insured)       Aaa        2,500                                2,672
(g)

6.75% 7/1/09 (AMBAC Insured)      Aaa        1,150                                1,283
(g)

6.75% 7/1/10 (AMBAC Insured)      Aaa        1,700                                1,904
(g)

6.75% 7/1/12 (AMBAC Insured)      Aaa        1,935                                2,176
(g)

Series A, 6.6% 7/1/16 (AMBAC      Aaa        4,750                                5,021
Insured) (g)

Bernalillo County Gross           Aa3        7,090                                6,464
Receipt Tax Rev. 5.25%
10/1/26

New Mexico Edl. Assistance
Foundation Student Ln. Rev.:

Series B, 5.25% 4/1/05 (AMBAC     Aaa        3,500                                3,517
Insured) (g)

Series II A, 5% 12/1/02 (g)       Aaa        2,435                                2,456

Rio Rancho Wtr. & Wastewtr.       Aaa        1,600                                1,695
Sys. Rev. Series A, 5.9%
5/15/15 (FSA Insured)
(Pre-Refunded to 5/15/06 @
100) (h)

Univ. of New Mexico Univ.         A1         5,340                                5,397
Rev. Rfdg. Series A, 6%
6/1/21

                                                                                  34,222

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - 16.2%

Metro. Trans. Auth. Dedicated     Aaa       $ 12,500                             $ 11,281
Tax Fund Series A, 5.25%
4/1/26 (MBIA Insured)

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Rfdg.:

(Svc. Contract Proj.) Series      Baa1       2,000                                1,840
8, 5.25% 7/1/17

Series D, 5.125% 7/1/22 (MBIA     Aaa        5,450                                4,864
Insured)

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        6,525                                6,197

6.125% 7/1/29                     Baa1       25,000                               24,994

Series C1, 5.125% 7/1/12          Aaa        7,570                                7,365
(FGIC Insured)

6% 7/1/16 (FGIC Insured)          Aaa        2,000                                2,034

Metro. Trans. Auth. New York
Svc. Contract Rev.:

(Commuter Facilities Proj.)
Series O:

5.75% 7/1/08                      Baa1       1,000                                1,038

5.75% 7/1/13                      Baa1       14,250                               14,555

(Trans. Facilities Proj.):

Series 7, 5.4% 7/1/06             Baa1       1,000                                1,022

Series O, 5.625% 7/1/05           Baa1       7,595                                7,859

Series P, 5.75% 7/1/15            Baa1       9,500                                9,439

Rfdg. (Trans. Facilities          Baa1       1,000                                1,052
Proj.) Series 5, 6.9% 7/1/05

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

(Svc. Contract Proj.) Series      Aaa        13,000                               12,497
Q, 5.125% 7/1/13 (AMBAC
Insured)

Rfdg.:

(Svc. Contract Proj.):

Series 8:

5.25% 7/1/17                      Baa1       2,150                                1,978

5.375% 7/1/21 (FSA Insured)       Aaa        6,400                                5,962

Series R:

5% 7/1/02                         Baa1       4,255                                4,303

5% 7/1/03                         Baa1       3,450                                3,486

5.4% 7/1/10                       Baa1       2,680                                2,696

Series K, 6.3% 7/1/06 (MBIA       Aaa        3,500                                3,791
Insured)

Series A, 5.75% 7/1/21 (MBIA      Aaa        11,430                               11,166
Insured)

Nassau County Gen. Oblig.
Gen. Impt. Rfdg. Series A:

6.5% 5/1/04 (FGIC Insured)        Aaa        2,825                                3,024

6.5% 5/1/05 (FGIC Insured)        Aaa        4,490                                4,846

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

Nassau County Gen. Oblig.
Gen. Impt. Rfdg. Series A: -
continued

6.5% 5/1/06 (FGIC Insured)        Aaa       $ 4,000                              $ 4,343

New York City Gen. Oblig.:

Rfdg.:

Series A, 7% 8/1/04               A3         4,375                                4,757

Series B:

5.7% 8/15/02                      A3         5,805                                5,975

5.7% 8/15/02 (Escrowed to         A3         195                                  201
Maturity) (h)

Series D, 8% 2/1/05               A3         2,550                                2,893

Series A:

6% 8/1/18 (FSA Insured)           Aaa        4,900                                4,911
(Escrowed to Maturity) (h)

6.375% 8/1/05                     A3         3,410                                3,585

7.75% 8/15/07                     A3         40                                   43

7.75% 8/15/07 (Pre-Refunded       Aaa        210                                  225
to 8/15/01 @ 10/1/05) (h)

Series B:

5.5% 8/15/01                      A3         310                                  316

5.5% 8/15/01 (Escrowed to         Aaa        90                                   92
Maturity) (h)

7.5% 2/1/03                       A3         19,000                               20,439

7.5% 2/1/04                       A3         1,500                                1,613

Series C:

6.4% 8/1/03                       A3         4,120                                4,348

6.5% 8/1/07                       A3         2,435                                2,561

6.5% 8/1/07 (Pre-Refunded to      A3         565                                  602
8/1/02  @ 10/1/05) (h)

Series D:

6.5% 2/15/05                      A3         500                                  535

6.6% 2/1/03                       A3         975                                  1,027

6.6% 2/1/03 (Escrowed to          A3         25                                   27
Maturity) (h)

Series H:

6.9% 2/1/01                       A3         165                                  170

6.9% 2/1/01 (Escrowed to          Aaa        80                                   82
Maturity) (h)

Series H, Sub-Series H 1,         A3         100                                  102
5.5% 8/1/01 (Escrowed to
Maturity) (h)

Series J, 6% 2/15/04              A3         3,000                                3,128

New York City Ind. Dev. Agcy.     Aaa        1,885                                1,980
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991,  6% 11/1/15
(FSA Insured) (g)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.     A3        $ 500                                $ 516
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 6%
1/1/08 (g)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Series A, 7% 6/15/09 (FGIC        Aaa        2,500                                2,587
Insured)

Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        31,185                               29,296

5.75% 6/15/26                     A1         10,000                               9,581

5.75% 6/15/26 (AMBAC Insured)     Aaa        10,000                               9,748

5.75% 6/15/29                     A1         51,500                               49,116

5.75% 6/15/29 (MBIA Insured)      Aaa        15,950                               15,510

5.875% 6/15/26                    A1         1,325                                1,291

New York City Transitional
Fin. Auth. Rev.:

(Future Tax Proj.):

Second Series A, 5% 8/15/15       Aa3        5,000                                4,570

Second Series B, 4.75%            Aa3        7,300                                6,399
11/15/16

Series A:

5.125% 11/15/14                   Aa3        5,000                                4,693

5.25% 11/15/13                    Aa3        3,000                                2,915

6% 8/15/29                        Aa3        8,430                                8,407

New York City Trust Cultural      Aaa        6,500                                6,238
Resources Rev. (American
Museum of Natural History
Proj.) 5.65% 4/1/27 (MBIA
Insured)

New York State Dorm. Auth.        Aa1        3,025                                2,816
Lease Rev.  (Court
Facilities - Westchester
County)  5.25% 8/1/18

New York State Dorm. Auth.
Rev.:

(City Univ. Sys.
Consolidation Proj.):

Series A, 5.75% 7/1/09            Baa1       4,370                                4,527

Series D:

7% 7/1/09                         Baa1       2,000                                2,183

7% 7/1/09 (FGIC Insured)          Aaa        3,780                                4,203

(State Univ. Edl. Facilities
Proj.):

Series A:

5.5% 5/15/08                      A3         3,500                                3,576

5.5% 5/15/13 (FGIC Insured)       Aaa        24,350                               24,666

5.875% 5/15/11                    A3         7,000                                7,321

5.875% 5/15/17 (FGIC Insured)     Aaa        6,865                                7,065

Series B, 5.25% 5/15/11           A3         8,000                                7,929

5.75% 5/15/09                     A3         2,465                                2,548

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.: - continued

(Suffolk County Judicial          Baa1      $ 690                                $ 789
Facilities Proj.) Series A,
9.5% 4/15/14

Rfdg. (State Univ. Edl.           A3         3,000                                3,203
Facilities Proj.) Series A,
6.5% 5/15/04

Series C, 7.5% 7/1/10 (FGIC       Aaa        24,650                               28,304
Insured)

New York State Envir.
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Proj.)
Series F:

4.875% 6/15/18                    Aa1        7,280                                6,399

4.875% 6/15/20                    Aa1        13,900                               11,918

5% 6/15/15                        Aa1        7,000                                6,436

New York State Envir.
Facilities Corp. Poll. Cont.
Rev.:

(State Wtr. Revolving             Aa1        4,930                                4,458
Fund-New York City Muni.
Wtr. Proj.) Series D, 5.125%
6/15/19

Rfdg.:

(State Wtr. Revolving
Fund-New York City Muni.
Wtr. Proj.):

Series A, 5.75% 6/15/12           Aa1        2,000                                2,074

5.75% 6/15/11                     Aa1        12,500                               12,987

Series A, 5.75% 6/15/10           Aa1        5,000                                5,215

New York State Local Govt.
Assistance Corp.:

(Cap. Appreciation):

Series A, 0% 4/1/08               A3         2,000                                1,305

Series B, 0% 4/1/08               A3         5,000                                3,262

Rfdg.:

Series C, 5.5% 4/1/17             A3         21,850                               21,310

Series E, 6% 4/1/14               A3         18,085                               18,818

Rfdg. (Cap. Appreciation)         A3         10,000                               4,777
Series C, 0% 4/1/13

Series A, 5.375% 4/1/16           A3         11,000                               10,519

New York State Med. Care          Aa2        1,500                                1,537
Facilities (Mtg. Proj.)
Series E, 6.2% 2/15/15

New York State Thruway Auth.
Gen. Rev.:

(Spl. Oblig. Cross Proj.)         BBB        8,500                                6,526
Series A, 0% 1/1/05

Rfdg. Series E, 5.25% 1/1/11      Aa3        9,120                                9,085

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Thruway Auth.
Svc. Contract Rev.:

(Local Hwy. & Bridge Proj.):

Series A, 6% 1/1/05 (MBIA         Aaa       $ 2,500                              $ 2,643
Insured)

6% 4/1/03                         Baa1       2,500                                2,600

Rfdg. (Local Hwy. & Bridge        Aaa        17,055                               17,296
Proj.) Series B, 5.375%
4/1/11 (MBIA Insured)

5.25% 4/1/07 (MBIA Insured)       Aaa        6,050                                6,171

New York State Urban Dev.
Corp. Rev. Rfdg.:

(Correctional Cap. Facilities     Baa1       6,000                                6,275
Proj.) Series A, 6.3% 1/1/03

(Correctional Facilities          Aaa        1,000                                1,001
Proj.) Series A, 5.1% 1/1/09
(AMBAC Insured)

(State Facilities Proj.)          Baa1       2,300                                2,366
5.75% 4/1/11

Niagara Falls Gen. Oblig.         Aaa        500                                  603
(Pub. Impt. Proj.) 7.5%
3/1/18 (MBIA Insured)

Triborough Bridge & Tunnel
Auth. Rev.:

(Convention Ctr. Proj.)           Baa1       9,650                                10,746
Series E, 7.25% 1/1/10

(Gen. Purp. Proj.) Series A,      Aa3        3,155                                2,681
4.75% 1/1/19

Rfdg. (Gen. Purp. Proj.)          Aa3        16,100                               15,838
Series Y, 5.5% 1/1/17

Series A:

5.125% 1/1/22                     Aa3        5,550                                4,903

5.25% 1/1/28                      Aa3        13,315                               11,818

Triborough Bridge & Tunnel
Auth. Spl. Oblig.:

Rfdg. Series A, 5.25% 1/1/11      Aaa        3,320                                3,313
(FGIC Insured)

5.5% 1/1/07 (FGIC Insured)        Aaa        7,500                                7,757

                                                                                  683,878

NORTH CAROLINA - 2.5%

Harnett County Ctfs. of Prtn.:

7.5% 12/1/03 (AMBAC Insured)      Aaa        2,640                                2,917

7.5% 12/1/04 (AMBAC Insured)      Aaa        2,865                                3,223

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series A:

5.2% 1/1/01                       Baa1       10,000                               10,003

5.5% 1/1/05 (MBIA Insured)        Aaa        1,000                                1,030

6.1% 1/1/01                       Baa3       1,350                                1,363

6.25% 1/1/03                      Baa1       2,600                                2,666

7.875% 1/1/02                     Baa1       4,000                                4,205

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NORTH CAROLINA - CONTINUED

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.: -
continued

Rfdg.:

Series B:

6% 1/1/14                         Baa3      $ 4,000                              $ 3,880

7.25% 1/1/07                      Baa3       7,375                                8,028

Series C:

5.125% 1/1/03                     Baa1       7,720                                7,673

5.25% 1/1/04                      Baa1       1,000                                994

5.5% 1/1/07                       Baa1       5,950                                5,877

7% 1/1/07                         Baa1       15,715                               16,880

Series A, 5.1% 1/1/00             Baa1       7,000                                7,004

Series B, 6% 1/1/05               Baa3       11,500                               11,742

Series D:

6.7% 1/1/19                       Baa3       3,000                                3,022

6.75% 1/1/26                      Baa3       7,000                                7,045

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

6.25% 1/1/17 (AMBAC Insured)      Aaa        2,050                                2,127

7.25% 1/1/07                      Baa1       5,200                                5,645

                                                                                  105,324

NORTH DAKOTA - 0.5%

Mercer County Poll. Cont.
Rev. Rfdg.:

(Antelope Valley                  Aaa        16,000                               18,424
Station/Basin Elec.  Pwr.
Coop. Proj.) 7.2% 6/30/13
(AMBAC Insured)

(Montana-Dakota Utils. Co.        Aaa        3,750                                3,956
Proj.) 6.65% 6/1/22 (FGIC
Insured)

                                                                                  22,380

OHIO - 2.4%

Bedford Hosp. Impt. Rev.          -          835                                  868
Rfdg. (Bedford Cmnty. Hosp.
Proj.) 8.5% 5/15/09
(Pre-Refunded to 5/15/00 @
102) (h)

Cleveland Wtrwks. Rev.:

Rfdg. (1st Mtg. Proj.) Series     Aaa        6,665                                6,743
G, 5.5% 1/1/13 (MBIA Insured)

Rfdg. & Impt. Series I, 5%        Aaa        10,000                               8,837
1/1/23  (FSA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Euclid City School District
(Cap. Appreciation):

0% 12/1/02 (AMBAC Insured)        Aaa       $ 1,265                              $ 1,106

0% 12/1/03 (AMBAC Insured)        Aaa        1,265                                1,053

Franklin County Hosp. Rev.        Baa3       33,000                               27,433
(Ohio Health Corp. Proj.)
Series A, 5.6% 12/1/28

Marion County Hosp. Impt.         BBB+       380                                  381
Rev. Rfdg. (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Bldg. Auth.:

(Adult Correctional Proj.)        Aaa        4,000                                4,127
Series A, 5.95% 10/1/14
(MBIA Insured)

(W. Green Bldg. A Proj.)          A2         15,000                               13,611
4.75% 4/1/14

Ohio Hsg. Fin. Agcy. Mtg. Rev.:

(Oakleaf-Toledo Apts. Proj.)      AA-        1,550                                1,704
10.25% 12/20/25

(Residential Proj.):

Series A1, 5.3% 9/1/26 (g)        AAA        3,070                                3,086

Series B3, 4.95% 9/1/20 (g)       AAA        12,830                               12,762

Series C1, 5% 3/1/19 (g)          AAA        3,965                                3,926

Ohio Tpk. Commission Rev.
Series A:

5.6% 2/15/12 (MBIA Insured)       Aaa        1,250                                1,268

5.7% 2/15/13 (MBIA Insured)       Aaa        2,750                                2,802

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev.:

(Wtr. Cont. Ln. Fund Proj.)
State Match Series:

6.5% 6/1/03 (MBIA Insured)        Aaa        2,940                                3,128

6.5% 12/1/03 (MBIA Insured)       Aaa        2,925                                3,137

Rfdg. (Buckeye Pwr., Inc.         Aaa        2,620                                2,960
Proj.) 7.8% 11/1/14 (AMBAC
Insured)

Ohio Wtr. Dev. Auth. Rev.         Aaa        1,975                                2,086
(Fresh Wtr. Proj.) 6.25%
6/1/03 (AMBAC Insured)

                                                                                  101,018

OKLAHOMA - 1.0%

Oklahoma Dev. Fin. Auth. Rev.     Aa3        15,000                               14,716
Rfdg.  (Saint John Health
Sys. Proj.) 6% 2/15/29

Oklahoma Inds. Auth. Rev.         Aaa        15,250                               14,481
Rfdg. (Health Sys. Oblig.
Grp. Proj.) Series A, 5.75%
8/15/29 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

OKLAHOMA - CONTINUED

Sapulpa Muni. Auth. Util.         Aaa       $ 8,600                              $ 8,426
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       3,600                                3,838
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                                  41,461

OREGON - 0.4%

Multonomah County School
District #3  (Park Rose
Proj.):

7% 12/1/03 (FGIC Insured)         Aaa        2,000                                2,176

7% 12/1/04 (FGIC Insured)         Aaa        2,540                                2,806

Oregon Health Hsg. Edl. &
Cultural Facilities Auth.
(Lewis & Clark College
Proj.) Series A:

6% 10/1/13 (MBIA Insured)         Aaa        1,750                                1,818

6.125% 10/1/24 (MBIA Insured)     Aaa        1,000                                1,016

Port Morrow Poll. Cont. Rev.
Rfdg. (Pacific Northwest
Proj.) Series A:

8% 7/15/06                        AA-        385                                  415

8% 7/15/07                        AA-        430                                  463

8% 7/15/08                        AA-        480                                  517

8% 7/15/09                        AA-        540                                  582

8% 7/15/10                        AA-        605                                  652

8% 7/15/11                        AA-        385                                  412

Portland Swr. Sys. Series A,      A1         4,000                                4,286
6.25% 6/1/15  (Pre-Refunded
to 6/1/04 @ 101) (h)

                                                                                  15,143

PENNSYLVANIA - 3.4%

Allegheny County Arpt. Rev.       Aaa        6,500                                6,717
Rfdg. (Pittsburgh Intl.
Arpt. Proj.) Series A, 5.75%
1/1/07 (MBIA Insured) (g)

Allegheny County Hosp. Dev.       Aaa        19,140                               16,951
Auth. (Univ. of Pittsburgh
Med. Ctr. Proj.) Series B,
5.125% 7/1/22 (MBIA Insured)

Butler County Hosp. Auth.         Aaa        5,000                                5,280
Hosp. Rev. (North Hills
Passavant Hosp. Proj.)
Series A, 6.8% 6/1/06 (FSA
Insured) (Pre-Refunded to
6/1/01 @ 102) (h)

Cambria County Hosp. Dev.         A2         1,500                                1,594
Auth. Hosp. Rev. Rfdg. &
Impt. (Conemaugh Valley
Hosp. Proj.) Series B,
6.375% 7/1/18 (AMBAC
Insured) (Pre-Refunded to
7/1/02 @ 102) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Chester County Health & Ed.       Aaa       $ 5,000                              $ 4,534
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.
Proj.) Series B, 5.25%
5/15/22 (AMBAC Insured)

Cumberland County Muni. Auth.     Baa3       8,400                                8,443
Rev. Rfdg. (Carlisle Hosp. &
Health Proj.) 6.8% 11/15/23

Delaware County Auth. Hosp.       Baa2       3,500                                3,225
Rev.  (Crozer-Chester Med.
Ctr. Proj.)  6% 12/15/20

Delaware County Auth. Rev.
(1st Mtg. Riddle Village
Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        4,500                                5,212
Maturity) (h)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,000                                2,239
6/1/02  @ 102) (h)

9.25% 6/1/22 (Pre-Refunded to     Aaa        3,075                                3,474
6/1/02  @ 102) (h)

Northumberland County Auth.       Aaa        11,830                               5,545
Commonwealth Lease Rev.
(Correctional Facilities
Proj.) 0% 10/15/13 (MBIA
Insured) (Escrowed to
Maturity) (h)

Pennsylvania Convention Ctr.
Auth. Rev.:

Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        3,000                                3,268

6.7% 9/1/14 (MBIA Insured)        Aaa        1,500                                1,637

6.75% 9/1/19                      Baa        4,500                                4,681

Series A, 6.7% 9/1/16 (FGIC       Aaa        2,000                                2,232
Insured) (Escrowed to
Maturity) (h)

Pennsylvania Hsg. Fin. Agcy.:

Rfdg.:

(Multi-Family Proj.) 8.1%         Aa         2,000                                2,115
7/1/13

(Single Family Mtg. Proj.)        Aa2        1,575                                1,582
Series 54 A, 5.375% 10/1/28
(g)

Series 44 C, 6.65% 10/1/21 (g)    Aa         10,000                               10,213

Philadelphia Hosp. & Higher
Ed. Facilities  Auth. Hosp.
Rev. Rfdg. (Pennsylvania
Hosp. Proj.):

5.7% 7/1/01 (Escrowed to          Baa3       4,405                                4,497
Maturity) (h)

5.95% 7/1/03 (Escrowed to         Baa3       4,000                                4,179
Maturity) (h)

Philadelphia Muni. Auth. Rev.
Rfdg. Series D:

6% 7/15/03                        Baa2       220                                  223

6.125% 7/15/08                    Baa2       4,000                                4,038

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Philadelphia Wtr. & Swr. Rev.     Aaa       $ 3,000                              $ 2,255
 (Cap. Appreciation)
Fourteenth Series, 0%
10/1/05 (MBIA Insured)

Philadelphia Wtr. & Wastewtr.
Rev.:

5% 6/15/12 (FGIC Insured)         Aaa        3,000                                2,877

6.25% 8/1/09 (MBIA Insured)       Aaa        3,230                                3,501

6.25% 8/1/10 (MBIA Insured)       Aaa        2,000                                2,169

6.75% 8/1/04 (MBIA Insured)       Aaa        3,000                                3,264

6.75% 8/1/05 (MBIA Insured)       Aaa        2,500                                2,738

Pittsburgh Gen. Oblig. Series     Aaa        3,000                                3,152
B, 6.25%  9/1/16 (MBIA
Insured) (Pre-Refunded to
9/1/01 @ 102) (h)

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev.:

Rfdg. Series A, 4.75% 9/1/16      Aaa        15,335                               13,395
(FGIC Insured)

Rfdg. (Cap. Appreciation)         Aaa        3,000                                2,140
Series A, 0% 9/1/06 (FGIC
Insured) (Escrowed to
Maturity) (h)

Wyoming Ind. Dev. Auth. Poll.     Aa2        4,300                                4,345
Cont. Rev.  Rfdg. (Proctor &
Gamble Paper Proj.) 5.55%
5/1/10

                                                                                  141,715

RHODE ISLAND - 0.1%

Rhode Island Depositor Econ.      Aaa        2,645                                2,723
Protection Corp. Spl. Oblig.
Rfdg. Series A, 5.75% 8/1/12
(MBIA Insured)

SOUTH CAROLINA - 1.4%

Charleston County Gen. Oblig.     Aa3        2,500                                2,663
6% 6/1/13  (Pre-Refunded to
6/1/06 @ 100) (h)

Charleston County Health
Facilities Rev. Rfdg. (1st.
Mtg. Episcopal Proj.):

Series A, 9.75% 4/1/16            -          2,820                                3,024
(Pre-Refunded to 4/1/01 @
102) (h)

Series B, 9.75% 4/1/16            -          1,985                                2,128
(Pre-Refunded to 4/1/01 @
102) (h)

Lexington County Health Svcs.     Aaa        3,000                                3,198
District Hosp. Rev. 7%
10/1/08 (FSA Insured)
(Pre-Refunded to 10/1/01 @
102) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

Piedmont Muni. Pwr. Agcy.
Elec. Rev.:

Rfdg. Series B, 5.25% 1/1/11      Aaa       $ 9,125                              $ 9,075
(MBIA Insured)

5.5% 1/1/10 (MBIA Insured)        Aaa        1,455                                1,489

5.5% 1/1/10 (MBIA Insured)        Aaa        1,135                                1,169
(Escrowed to Maturity) (h)

5.6% 1/1/09 (MBIA Insured)        Aaa        2,945                                3,041

5.6% 1/1/09 (MBIA Insured)        Aaa        2,295                                2,383
(Escrowed to Maturity) (h)

Richland County Hosp.             Aaa        1,500                                1,711
Facilities Rev.  (Comnty.
Provider Pooled Ln. Prog.)
Series A, 7.125% 7/1/17 (FSA
Insured) (Escrowed to
Maturity) (h)

South Carolina Ed. Assistance
Auth. Rev.  (Insured Student
Ln. Proj.):

6.4% 9/1/02 (g)                   -          1,500                                1,556

6.625% 9/1/06 (g)                 AA         10,775                               11,386

South Carolina Pub. Svc.
Auth. Rev. Rfdg.  Series A:

5.75% 1/1/10 (MBIA Insured)       Aaa        4,705                                4,874

6.25% 1/1/03 (AMBAC Insured)      Aaa        2,500                                2,619

6.25% 1/1/04 (MBIA Insured)       Aaa        2,565                                2,715

6.375% 7/1/21 (AMBAC Insured)     Aaa        3,750                                3,867

6.5% 1/1/08 (MBIA Insured)        Aaa        3,530                                3,837

                                                                                  60,735

SOUTH DAKOTA - 0.0%

South Dakota Lease Rev. Rfdg.     Aaa        1,000                                1,118
Series A, 6.625% 9/1/12 (FSA
Insured)

TENNESSEE - 1.5%

Johnson City Elec. Rev. 5.15%     Aaa        5,000                                4,562
5/1/23  (MBIA Insured)

Knox County Health Edl. &
Hsg. Facilities Board Hosp.
Facilities Rev.:

(Fort Sanders Alliance Proj.)     Aaa        2,000                                2,036
Series C, 5.75% 1/1/14 (MBIA
Insured)

Rfdg. (Fort Sanders Alliance      Aaa        2,660                                3,062
Proj.) Series C, 7.25%
1/1/10 (MBIA Insured)

Memphis Gen. Oblig. 5.25%         Aa2        8,730                                8,301
7/1/16

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Memphis-Shelby County Arpt.
Auth. Arpt. Rev.:

Rfdg.:

Series A:

6% 2/15/05 (MBIA Insured) (g)     Aaa       $ 1,000                              $ 1,047

6.25% 2/15/09 (MBIA Insured)      Aaa        1,500                                1,603
(g)

6.25% 2/15/10 (MBIA Insured)      Aaa        1,000                                1,065
(g)

6.25% 2/15/11 (MBIA Insured)      Aaa        1,415                                1,505
(g)

Series B, 6.5% 2/15/09 (MBIA      Aaa        500                                  543
Insured) (g)

Series D, 6% 3/1/24 (AMBAC        Aaa        10,000                               9,886
Insured) (g)

Metro. Gov't. of Nashville &      Aaa        6,455                                6,427
Davidson County Sports Auth.
Rev. (Stadium Proj.) 5.875%
7/1/21 (AMBAC Insured)

Metro. Gov't. of Nashville &      Aaa        5,600                                6,786
Davidson County Wtr. & Swr.
Rev. Rfdg. (Cap.
Appreciation) 7.7% 1/1/12
(FGIC Insured)

Shelby County Gen. Oblig.
Rfdg.:

Series A, 6.75% 4/1/04            Aa3        3,000                                3,242

Series B, 5.5% 8/1/08             Aa2        10,000                               10,363

Tennessee Gen. Oblig. Rfdg.       Aaa        4,000                                4,273
Series A, 6% 5/1/07

                                                                                  64,701

TEXAS - 9.8%

Allen Independent School
District Rfdg.  (Cap.
Appreciation):

0% 2/15/04                        Aaa        2,120                                1,735

0% 2/15/05                        Aaa        2,120                                1,644

Alliance Arpt. Auth. Spl.         Baa1       5,860                                6,105
Facilities Rev. (American
Airlines, Inc. Proj.) 7.5%
12/1/29 (g)

Arlington Independent School
District Rfdg.:

5% 2/15/11                        Aaa        2,720                                2,648

5% 2/15/12                        Aaa        5,770                                5,548

Austin Combined Util. Sys.
Rev. Rfdg.:

(Cap. Appreciation):

Series A, 0% 11/15/01 (MBIA       Aaa        4,000                                3,675
Insured)

0% 11/15/09 (AMBAC Insured)       Aaa        4,000                                2,377

0% 11/15/10 (AMBAC Insured)       Aaa        2,400                                1,342

Series A, 0% 11/15/08 (MBIA       Aaa        3,895                                2,468
Insured)

Austin Independent School
District:

Rfdg. (Cap. Appreciation) 0%      Aaa        6,000                                5,324
8/1/02

8.125% 8/1/01 (Escrowed to        Aaa        500                                  531
Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Birdville Independent School      Aaa       $ 8,665                              $ 4,739
District Rfdg.  (Cap.
Appreciation) 0% 2/15/11

Cedar Hill Independent School     Aaa        1,575                                937
District Rfdg. (Cap.
Appreciation) 0% 8/15/09

Conroe Independent School
District Rfdg.  (Cap.
Appreciation) Series B:

0% 2/15/07                        Aaa        2,360                                1,638

0% 2/15/08                        Aaa        3,000                                1,962

0% 2/15/09                        Aaa        1,100                                678

0% 2/15/10                        Aaa        2,805                                1,632

0% 2/15/11                        Aaa        1,500                                820

Corpus Christi Independant
School District Rfdg. (Cap.
Appreciation):

0% 8/15/01                        Aaa        1,535                                1,424

0% 8/15/02                        Aaa        2,165                                1,918

Cypress-Fairbanks Independent
School District Rfdg. (Cap.
Appreciation):

Series A, 0% 2/15/12              Aaa        7,100                                3,619

0% 2/1/04                         Aaa        4,250                                3,485

Dallas Fort Worth Reg'l.
Arpt. Rev. Rfdg.  (Joint
Dallas/Fort Worth Int'l.
Arpt. Proj.):

Series A, 7.375% 11/1/12          Aaa        1,000                                1,116
(FGIC Insured)

6.5% 11/1/05 (FGIC Insured)       Aaa        2,295                                2,493

Dallas Gen. Oblig.:

(Cap. Appreciation) 0% 2/15/03    Aaa        5,115                                4,421

Rfdg. 4.5% 2/15/14                Aaa        4,900                                4,335

Dallas Hsg. Corp. Cap. Prog.
Rev. Rfdg.  (Section 8
Assorted Projs.):

7.7% 8/1/05                       Baa2       1,100                                1,126

7.85% 8/1/13                      Baa2       1,000                                1,026

Dallas Independent School         Aaa        10,925                               7,394
District Rfdg.  (Cap.
Appreciation) 0% 8/15/07

El Paso Arpt. Rev. (El Paso       Aaa        1,000                                1,009
Int'l. Arpt. Proj.) 5.125%
8/15/04 (FGIC Insured) (g)

El Paso Independent School
District Rfdg.:

5% 2/15/11                        Aaa        2,630                                2,560

5% 2/15/12                        Aaa        3,000                                2,885

El Paso Property Fin. Auth.       Aaa        1,195                                1,259
Single Family Mtg. Rev.
(GNMA Mtg.-Backed Securities
Proj.) Series A, 8.7%
12/1/18 (g)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

El Paso Wtr. & Swr. Rev.
Rfdg. (Cap. Appreciation):

0% 3/1/05 (MBIA Insured)          Aaa       $ 2,650                              $ 2,054

0% 3/1/06 (MBIA Insured)          Aaa        3,700                                2,715

Fort Bend Independent School      Aaa        2,500                                2,759
District 7% 2/15/05

Garland Independent School        Aaa        5,000                                3,994
District Series A, 4% 2/15/17

Grapevine-Colleyville             Aaa        2,580                                1,848
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/06

Harris County Gen. Oblig.:

(Toll Road Proj.) Sub Lien        Aa1        2,000                                2,284
Series A, 7% 8/15/09

Rfdg. (Cap. Appreciation)
(Toll Road Proj.)  Sub Lien:

0% 8/1/06                         Aa1        4,245                                3,050

0% 8/1/08                         Aa1        8,005                                5,126

Harris County Hosp. District      Aaa        3,000                                3,327
Mtg. Rev. Rfdg. 7.4% 2/15/10
(AMBAC Insured)

Houston Independent School        Aaa        6,400                                3,407
District Rfdg.  Series A, 0%
8/15/11

Houston Wtr. & Swr. Sys. Rev.     Aaa        6,735                                4,763
Rfdg. Jr. Lien Series C, 0%
12/1/06 (AMBAC Insured)

Humble Independent School         Aaa        3,280                                2,277
District Rfdg.  (Cap.
Appreciation) 0% 2/15/07

Hurst Euless Bedford
Independent School District
Rfdg. (Cap. Appreciation):

0% 8/15/11                        Aaa        3,620                                1,927

0% 8/15/12                        Aaa        5,105                                2,531

0% 8/15/13                        Aaa        3,610                                1,676

Katy Independent School
District:

Rfdg. Sereis A, 5% 2/15/10        Aaa        3,355                                3,293

Rfdg. (Cap. Appreciation):

Series A, 0% 2/15/07              Aaa        2,450                                1,701

0% 8/15/11                        Aaa        4,170                                2,220

Keller Independent School         Aaa        4,000                                3,520
District Rfdg. Series A,
5.125% 8/15/25

Leander Independent School        Aaa        300                                  352
District 7.5% 8/15/08

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Lower Colorado River Auth.
Rev.:

Rfdg. (Junior Lien-4th            Aaa       $ 6,000                              $ 5,858
Supplement) 5.25% 1/1/15
(Escrowed to Maturity) (h)

Rfdg. (Cap. Appreciation) 0%      Aaa        3,000                                1,863
1/1/09  (MBIA Insured)
(Escrowed to Maturity) (h)

Lower Neches Valley Auth.         Aa2        9,500                                9,678
Ind. Dev. Corp. Envir. Rev.
(Mobil Oil Refining Corp.
Proj.) 6.35% 4/1/26 (g)

Lower Neches Valley Auth.         Aa2        36,455                               37,166
Ind. Dev. Corp. Swr.
Facilities Rev. (Mobil Oil
Refining Corp. Proj.) 6.4%
3/1/30 (g)

Mesquite Independent School
District:

Rfdg.:

5.25% 8/15/08                     Aaa        3,085                                3,137

5.25% 8/15/09                     Aaa        1,080                                1,089

5.375% 8/15/10                    Aaa        3,380                                3,431

5.375% 8/15/11                    Aaa        1,385                                1,398

Midlothian Independent School
District Rfdg. (Cap.
Appreciation):

0% 2/15/07                        Aaa        1,935                                1,343

0% 2/15/09                        Aaa        1,970                                1,215

0% 2/15/10                        Aaa        1,525                                887

Northwest Texas Independent       Aaa        3,825                                3,227
School District (Cap.
Appreciation) 0% 8/15/03

Port Dev. Corp. Ind. Dev.         -          1,000                                1,016
Rev. Rfdg. (Cargill, Inc.
Proj.) 7.7% 3/1/07

Round Rock Independent School
District:

Rfdg & School Bldg. (Cap.         Aaa        7,430                                4,464
Appreciation) 0% 8/15/09
(MBIA Insured)

Rfdg. (Cap. Appreciation):

0% 2/15/01                        Aaa        2,000                                1,897

0% 2/15/08                        Aaa        9,800                                6,410

0% 8/15/10 (MBIA Insured)         Aaa        5,000                                2,833

Series A, 7.5% 8/1/03             Aaa        1,300                                1,432

4.5% 8/1/17                       Aaa        5,575                                4,729

Sabine River Auth. Poll.          Baa1       1,250                                1,303
Cont. Rev. (Texas Utils.
Elec. Co. Proj.) 8.25%
10/1/20 (g)

San Antonio Elec. & Gas Rev.:

Rfdg. (Cap. Appreciation):

Series 1991 B, 0% 2/1/05          Aaa        12,285                               9,535
(FGIC Insured) (Escrowed to
Maturity) (h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

San Antonio Elec. & Gas Rev.:
- continued

Rfdg. (Cap. Appreciation):

Series A, 0% 2/1/05 (AMBAC        Aaa       $ 5,850                              $ 4,552
Insured)

Series B:

0% 2/1/07 (FGIC Insured)          Aaa        10,000                               6,938
(Escrowed to Maturity) (h)

0% 2/1/08 (FGIC Insured)          Aaa        6,340                                4,147
(Escrowed to Maturity) (h)

0% 2/1/09 (FGIC Insured)          Aaa        2,000                                1,236
(Escrowed to Maturity) (h)

0% 2/1/10 (FGIC Insured)          Aaa        14,000                               8,154
(Escrowed to Maturity) (h)

5.25% 2/1/10                      AAA        10,455                               10,486

5.25% 2/1/10 (Pre-Refunded to     Aa1        545                                  558
2/1/07  @ 101) (h)

San Antonio Gen. Oblig.:

Rfdg. (Cap. Appreciation)         Aaa        1,920                                1,378
Series C, 0% 8/1/06 (MBIA
Insured)

Series 2000, 5% 2/1/20 (c)        Aa2        5,000                                4,350

San Antonio Independent           Aaa        23,010                               20,553
School District 5.125%
8/15/22

San Antonio Wtr. Rev.:

6.5% 5/15/10 (MBIA Insured)       Aaa        1,690                                1,786

6.5% 5/15/10 (MBIA Insured)       Aaa        440                                  467
(Escrowed to Maturity) (h)

6.5% 5/15/10 (MBIA Insured)       Aaa        500                                  533
(Pre-Refunded to 5/15/02 @
102) (h)

Spring Branch Independent
School District Rfdg. (Cap.
Appreciation):

0% 2/1/05                         Aaa        5,725                                4,448

0% 2/1/06                         Aaa        5,710                                4,200

Spring Independent School
District:

Rfdg. (Cap. Appreciation) 0%      Aaa        3,000                                2,718
2/15/02

4.875% 8/15/10                    Aaa        4,000                                3,867

Texarkana Health Facilities       Aaa        1,750                                1,817
Dev. Corp. Hosp. Rev.
(Wadley Reg'l. Med. Ctr.
Proj.) 7% 10/1/05 (MBIA
Insured)

Texas A & M Univ. Permanent       Aaa        3,000                                3,133
Univ. Fund Rfdg. 5.6% 7/1/05

Texas A & M Univ. Rev. Rfdg.      Aa2        1,610                                1,652
(Fing. Sys. Proj.) 5.5%
5/15/02

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Texas Gen. Oblig.:

(College Student Ln. Proj.)       Aa1       $ 5,350                              $ 5,480
5.8% 8/1/05 (g)

(Pub. Fin. Auth. Proj.)           Aa1        5,000                                4,689
Series A, 5% 10/1/14

(Wtr. Finl. Assistance Proj.)     Aa1        4,000                                4,066
5.375% 8/1/10

Rfdg.:

(Pub. Fing. Auth. Proj.)          Aa1        5,000                                5,057
5.25% 10/1/09

(Pub. Fing. Auth. Proj.)          Aa1        7,150                                7,160
5.25% 10/1/11

(Veterans Land Proj.) 7.4%        Aa1        2,500                                2,607
12/1/20

Texas Muni. Pwr. Agcy. Rev.:

Rfdg. 0% 9/1/05 (AMBAC            Aaa        13,000                               9,833
Insured)

Rfdg. (Cap. Appreciation) 0%      Aaa        5,900                                4,712
9/1/04 (AMBAC Insured)

Texas Pub. Fin. Auth. Bldg.
Rev. Rfdg.  (Cap.
Appreciation):

Series 1990, 0% 2/1/12 (MBIA      Aaa        4,400                                2,237
Insured)

0% 2/1/09 (MBIA Insured)          Aaa        2,000                                1,238

Travis County Health
Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.)
Series A:

6.25% 11/15/18 (MBIA Insured)     Aaa        15,550                               15,939

6.25% 11/15/19 (MBIA Insured)     Aaa        5,565                                5,682

Univ. of Texas Permanent
Univ. Fund:

5% 7/1/10                         Aaa        4,000                                3,962

5.25% 7/1/11                      Aaa        7,080                                7,100

Univ. of Texas Univ. Rev.
Rfdg. (Fing. Sys. Proj.)
Series A:

6% 8/15/04                        Aa1        1,170                                1,238

6% 8/15/05                        Aa1        1,000                                1,064

                                                                                  413,645

UTAH - 2.8%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg.:

Series A:

6% 7/1/16 (AMBAC Insured)         Aaa        15,345                               15,582

6.5% 7/1/10 (AMBAC Insured)       Aaa        1,635                                1,799

Series B, 5.75% 7/1/16 (MBIA      Aaa        30,260                               30,093
Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        12,100                               10,578
Insured)

Series G, 0% 7/1/12               Aaa        1,660                                1,910
(Pre-Refunded to 1/1/03 @
101) (b)(h)

Spl. Oblig. Sixth Series B,       Aaa        29,500                               29,915
6% 7/1/16 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Intermountain Pwr. Agcy. Pwr.
Supply Rev.: - continued

Spl. Oblig. Sixth Series B:

6.5% 7/1/05 (MBIA Insured)        Aaa       $ 2,000                              $ 2,173

6.5% 7/1/10 (MBIA Insured)        Aaa        3,800                                4,180

Jordan School District 7.625%     Aa3        2,000                                2,273
6/15/05

North Salt Lake Muni. Blg         Aaa        6,020                                6,883
Auth. Lease Rev. 8.625%
12/1/17 (Pre-Refunded to
12/1/02 @ 103) (h)

Salt Lake City Hosp. Rev.         AAA        2,975                                3,575
Rfdg. (Intermountain Health
Care Hosp., Inc. Proj.)
Series A, 8.125% 5/15/15
(Escrowed to Maturity) (h)

South Salt Lake City Ind.         -          3,650                                3,862
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

Utah Board of Regents Student     Aaa        5,000                                4,848
Ln. Rev. Series H, 4.65%
5/1/06 (g)

Utah Hsg. Fin. Agcy. Single       AAA        125                                  127
Family Mtg. Rev.  Series G,
9.25% 7/1/19 (g)

                                                                                  117,798

VERMONT - 0.1%

Vermont Ind. Dev. Auth. Ind.      -          4,350                                4,578
Dev. Rev.  (Radisson Hotel
Proj.) Series B1, 7.75%
11/15/15

VIRGINIA - 1.5%

Hampton Museum Rev. Rfdg.:

5.25% 1/1/09                      A          3,825                                3,766

5.25% 1/1/14                      A          4,500                                4,229

Henrico County Ind. Dev.
Auth. Pub. Facilities Lease
Rev. (Henrico County Reg'l.
Jail Proj.):

7.5% 8/1/04 (Escrowed to          Aa2        2,455                                2,748
Maturity) (h)

7.5% 8/1/05 (Escrowed to          Aa2        2,590                                2,944
Maturity) (h)

Loudoun County Ind. Dev.
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A:

8.75% 11/1/24 (Pre-Refunded       AAA        14,955                               17,999
to 11/1/04  @ 103) (h)

9.25% 11/1/04 (Escrowed to        -          965                                  1,089
Maturity) (h)

Peninsula Ports Auth. Hosp.       Aa         1,500                                1,654
Facilities Rev. Rfdg.
(Whittaker Memorial Hosp.
Proj.) 8.7% 8/1/23

Southeastern Pub. Svc. Auth.      Aaa        4,000                                4,030
Rev. Rfdg. Sr.  Series A,
5.25% 7/1/10 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Virginia Beach Dev. Auth.
Hosp. Facilities Rev.
(Virginia Beach Gen. Hosp.
Proj.):

5.125% 2/15/18 (AMBAC Insured)    Aaa       $ 3,100                              $ 2,869

6% 2/15/12 (AMBAC Insured)        Aaa        2,150                                2,273

6% 2/15/13 (AMBAC Insured)        Aaa        1,460                                1,536

Virginia Commonwealth Trans.
Board Trans. Rev.:

(US Route 58 Corridor Dev.        Aa2        10,000                               9,830
Prog.) Series B, 5.75%
5/15/21

Rfdg. (US Route 58 Corridor       Aa2        5,000                                4,522
Dev. Prog.)  Series C,
5.125% 5/15/19

Virginia Hsg. Dev. Auth.          Aa1        1,890                                1,928
Multi-family Hsg. Rev.
Series I, 5.95% 5/1/09 (g)

                                                                                  61,417

WASHINGTON - 5.4%

Benton County Pub. Util.          Aaa        1,740                                1,845
District #1 Elec. Rev. Rfdg.
6% 11/1/04 (AMBAC Insured)

Clark County School District
#117 Camas:

5.25% 12/1/11 (FSA Insured)       Aaa        3,245                                3,215

5.375% 12/1/12 (FSA Insured)      Aaa        3,415                                3,390

Douglas County Pub. Util.         Aa3        2,790                                3,345
District #1 Wells
Hydroelectric Rev. Rfdg.
Series A, 8.75% 9/1/18

King County Gen. Oblig.           Aa1        3,300                                3,428
Series D, 5.75% 12/1/11

Port Seattle Gen. Oblig.:

Series B:

5.5% 9/1/09 (FGIC Insured) (g)    Aaa        4,010                                4,053

5.6% 9/1/10 (FGIC Insured) (g)    Aaa        4,230                                4,280

5.8% 5/1/09 (g)                   Aa1        4,000                                4,135

Port Seattle Passenger            Aaa        7,930                                7,925
Facilities Charge Rev.
Series B, 5% 12/1/06 (AMBAC
Insured) (g)

Washington Ctfs. Prtn.            Aaa        5,745                                5,627
(Convention & Trade Ctr.
Proj.) 5% 7/1/10 (MBIA
Insured)

Washington Gen. Oblig.:

(Motor Vehicle Fuel Tax           Aa1        3,105                                3,439
Proj.) Series B, 7% 9/1/05

Rfdg.:

Series R 93A, 5.75% 9/1/07        Aa1        9,500                                9,953

Series R 96C, 6% 7/1/04           Aa1        2,000                                2,108

Series A, 6.5% 7/1/03             Aa1        1,000                                1,063

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #1 Rev.:

Rfdg.:

(Bonneville Pwr.                  Aa1       $ 1,000                              $ 1,121
Administration Proj.)
Series B, 7% 7/1/08

Series A, 7% 7/1/08               Aa1        500                                  560

Series B, 5.125% 7/1/13           Aa1        10,000                               9,440

5.75% 7/1/10 (MBIA Insured)       Aaa        5,000                                5,133

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg.:

(Bonneville Pwr.                  Aaa        6,500                                6,527
Administration Proj.)
Series B, 5.625% 7/1/12
(MBIA Insured)

Series A:

0% 7/1/11 (MBIA Insured)          Aaa        1,350                                717

5.125% 7/1/11 (FSA Insured)       Aaa        10,420                               10,119

5.5% 7/1/02                       Aa1        9,050                                9,248

5.9% 7/1/04                       Aa1        2,850                                2,975

6% 7/1/07                         Aa1        2,500                                2,634

Series B, 5.5% 7/1/03             Aa1        3,000                                3,072

Series C, 0% 7/1/05               Aa1        16,080                               12,175

Series A, 6% 7/1/05 (AMBAC        Aaa        3,565                                3,762
Insured)

Series C, 0% 7/1/05 (MBIA         Aaa        11,000                               8,342
Insured)

5.4% 7/1/12                       Aa1        56,550                               54,671

5.55% 7/1/10 (FGIC Insured)       Aaa        31,000                               31,063

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #3 Rev.:

Rfdg. Series B:

0% 7/1/06 (MBIA Insured)          Aaa        5,000                                3,579

7.375% 7/1/04                     Aa1        3,750                                3,887

Rfdg. (Cap. Appreciation) 0%      Aaa        3,000                                1,907
7/1/08  (MBIA Insured)

                                                                                  228,738

WEST VIRGINIA - 0.5%

Marshall County Poll. Cont.       Aaa        22,650                               22,330
Rev. (Ohio Pwr. Co.-Kammer
Proj.) Series B, 5.45%
7/1/14  (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WISCONSIN - 0.1%

Menomonee Falls Wtr. Sys.         Aaa       $ 3,375                              $ 3,428
Mtg. Rev. 5.875% 12/1/16
(FSA Insured)

Wisconsin Hsg. & Econ. Dev.       Aa2        1,980                                1,975
Auth. Home Ownership Rev.
Series F, 5.2% 9/1/26 (g)

                                                                                  5,403

WYOMING - 0.2%

Natrona County Hosp. Rev.         A3         4,500                                4,729
(Wyoming Med. Ctr. Proj.)
8.125% 9/15/10 (Pre-Refunded
to 9/15/00 @ 102) (h)

Wyoming Farm Ln. Board Cap.       AA-        3,995                                2,992
Facs. Rev. 0% 10/1/05
(Escrowed to Maturity) (h)

                                                                                  7,721

TOTAL MUNICIPAL BONDS                                                              4,147,558
(Cost $4,135,067)


MUNICIPAL NOTES - 0.0%



TEXAS - 0.0%

Sabine River Auth. Poll.       1,000                     1,000
Cont. Rev. (Texas Utils.
Elec. Co. Proj.) Series 1995
A, 3.75%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(d)(g) (Cost $1,000)

CASH EQUIVALENTS - 0.9%

                              SHARES

Municipal Central Cash Fund,   36,679,290                36,679
3.90% (e)(f) (Cost $36,679)

TOTAL INVESTMENT PORTFOLIO -                             4,185,237
99.0%  (Cost 4,172,746)

NET OTHER ASSETS - 1.0%                                  40,205

NET ASSETS - 100%                                        $ 4,225,442

SECURITY TYPE ABBREVIATIONS

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(h) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A    84.6%  AAA, AA, A    84.8%

Baa           8.1%   BBB           6.7%

Ba            1.1%   BB            0.0%

B             0.0%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.7%.
The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          26.8%

Electric Utilities           13.7

Transportation               10.9

Health Care                  10.4

Water & Sewer                9.6

Escrowed/Pre-Refunded        8.6

Special Tax                  5.6

Education                    5.0

Others* (individually less     9.4
than 5%)

                             100.0%

* Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At November 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,172,764,000. Net unrealized appreciation aggregated $12,473,000, of which $98,919,000 related to appreciated investment securities and $86,446,000 related to depreciated investment securities.

The fund hereby designates approximately $1,306,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At November 30, 1999, the fund had a capital loss carryforward of approximately $30,652,000 of which $138,000, $533,000, $12,432,000,
$7,601,000 and $9,948,000 will expire on November 30, 2000, 2001,
2002, 2003 and 2005, respectively. All of the loss carryforwards were acquired in the mergers and are available to offset future capital gains of the fund to the extent provided by regulations.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                          NOVEMBER
                                           30, 1999

ASSETS

Investment in securities, at             $ 4,185,237
value (cost $4,172,746) -
See accompanying schedule

Receivable for investments                57,010
sold

Receivable for fund shares                1,958
sold

Interest receivable                       66,580

Other receivables                         10

 TOTAL ASSETS                             4,310,795

LIABILITIES

Payable to custodian bank       $ 6

Payable for investments          35,366
purchased Regular delivery

 Delayed delivery                35,458

Payable for fund shares          6,742
redeemed

Distributions payable            5,972

Accrued management fee           1,349

Other payables and accrued       460
expenses

 TOTAL LIABILITIES                        85,353

NET ASSETS                               $ 4,225,442

Net Assets consist of:

Paid in capital                          $ 4,254,098

Accumulated undistributed net             (41,147)
realized gain (loss) on
investments

Net unrealized appreciation               12,491
(depreciation) on investments

NET ASSETS, for 350,054                  $ 4,225,442
shares outstanding

NET ASSET VALUE, offering                 $12.07
price and redemption price
per share ($4,225,442
(divided by) 350,054 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       YEAR
                               ENDED NOVEMBER 30, 1999

INTEREST INCOME                            $ 239,500

EXPENSES

Management fee                 $ 17,303

Transfer agent fees             3,723

Accounting fees and expenses    677

Non-interested trustees'        19
compensation

Custodian fees and expenses     164

Registration fees               91

Audit                           97

Legal                           22

Reports to shareholders         85

Miscellaneous                   16

 Total expenses before          22,197
reductions

 Expense reductions             (62)        22,135

NET INTEREST INCOME                         217,365

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          17,579

 Futures contracts              584         18,163

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (298,241)

 Futures contracts              (302)       (298,543)

NET GAIN (LOSS)                             (280,380)

NET INCREASE (DECREASE) IN                 $ (63,015)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 217,365                     $ 139,545

 Net realized gain (loss)         18,163                        1,019

 Change in net unrealized         (298,543)                     69,434
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (63,015)                      209,998
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (217,365)                     (139,545)
From net interest income

 From net realized gain           (2,533)                       (14,749)

 TOTAL DISTRIBUTIONS              (219,898)                     (154,294)

Share transactions Net            726,957                       542,258
proceeds from sales of shares

 Net asset value of shares        -                             2,152,869
issued in exchange for the
net assets of Spartan
Aggressive Municipal Fund,
Spartan Insured Municipal
Income Fund and Fidelity
Advisor Municipal Bond Fund

 Reinvestment of distributions    150,248                       115,173

 Cost of shares redeemed          (1,003,023)                   (551,658)

 NET INCREASE (DECREASE) IN       (125,818)                     2,258,642
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (408,731)                     2,314,346
IN NET ASSETS

NET ASSETS

 Beginning of period              4,634,173                     2,319,827

 End of period                   $ 4,225,442                   $ 4,634,173

OTHER INFORMATION
Shares

 Sold                             57,712                        42,521

 Issued in exchange for           -                             168,501
shares of Spartan Aggressive
Municipal Fund, Spartan
Insured Municipal Income
Fund and Fidelity Advisor
Municipal Bond Fund

 Issued in reinvestment of        12,035                        9,036
distributions

 Redeemed                         (80,429)                      (43,262)

 Net increase (decrease)          (10,682)                      176,796


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999      1998      1997       1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.850  $ 12.610  $ 12.430   $ 12.300  $ 11.040
of period

Income from Investment            .595      .607      .607       .648 A    .677
Operations Net interest
income

Net realized and unrealized       (.773)    .320      .235       .109      1.260
gain (loss)

Total from investment             (.178)    .927      .842       .757      1.937
operations

Less Distributions

From net interest income          (.595)    (.607)    (.632) A   (.623)    (.677)

From net realized gain            (.007)    (.080)    (.030)     (.004)    -

Total distributions               (.602)    (.687)    (.662)     (.627)    (.677)

Net asset value, end of period   $ 12.070  $ 12.850  $ 12.610   $ 12.430  $ 12.300

TOTAL RETURN                      (1.44)%   7.54%     7.02%      6.39%     17.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,225   $ 4,634   $ 2,320    $ 1,837   $ 1,801
(in millions)

Ratio of expenses to average      .49%      .53%      .55%       .56%      .57%
net assets

Ratio of net interest income      4.77%     4.75%     4.92%      5.32%     5.69%
to average net assets

Portfolio turnover rate           28%       25% B     31%        53%       50%


A NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

B THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGERS.

NOTES TO FINANCIAL STATEMENTS

For the period ended November 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,269,227,000 and $1,422,028,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $95,944,000 and $134,466,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $12,000 and $50,000, respectively, under these arrangements.

6. SHARE TRANSACTIONS.

Share transactions in connection with mergers for the period ended November 30 1998 were as follows:

AMOUNTS IN THOUSANDS           SHARES    DOLLARS



Spartan Aggressive Municipal    72,669    $923,620
Fund

Spartan Insured Municipal       24,866    318,041
Income Fund

Fidelity Advisor Municipal      22        286
Bond Fund  Class A

 Class T                        33        426

 Class B                        41        524

 Institutional Class            11        135

 Fidelity Municipal Bond Fund   70,859    909,837

  (Initial Class of Fidelity
Advisor Municipal Bond Fund)

                                70,966    911,208

Total                           168,501  $ 2,152,869

7. MERGER INFORMATION.

On September 17, 1998, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Municipal Bond Fund: Class A, Class T, Class B, Institutional Class and Fidelity Advisor Municipal Bond Fund (Initial Class of Fidelity Advisor Municipal Bond
Fund). The acquisition was approved by the shareholders of Class A, Class T, Class B, Institutional Class and Initial Class of Fidelity Advisor Municipal Bond Fund on August 3, 1998.

The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class A was accomplished by an exchange of 22,000 shares of the fund (each valued at $12.84) for the 33,000 shares then outstanding (each valued at $8.61) of Fidelity Advisor Municipal Bond Fund Class A. The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class T was accomplished by an exchange of 33,000 shares of the fund (each valued at $12.84) for the 49,000 shares then outstanding (each valued at $8.62) of Fidelity Advisor Municipal Bond Fund Class T. The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class B was accomplished by an exchange of 41,000 shares of the fund (each valued at $12.84) for the 61,000 shares then outstanding (each valued at $8.62) of Fidelity Advisor Municipal Bond Fund Class B.

The fund's acquisition of Fidelity Advisor Municipal Bond Fund
Institutional Class was accomplished by an exchange of 11,000 shares of the fund (each valued at $12.84) for the 16,000 shares then outstanding (each valued at $8.61) of Fidelity Advisor Municipal Bond Fund Institutional Class. The fund's acquisition of Fidelity Municipal Bond Fund (Initial Class of Fidelity

7. MERGER INFORMATION -

CONTINUED

Advisor Municipal Bond Fund) was accomplished by an exchange of 70,859,000 shares of the fund (each valued at $12.84) for the 105,672,000 shares then outstanding (each valued at $8.61) of Fidelity Municipal Bond Fund (Initial Class of Fidelity Advisor Municipal Bond
Fund). Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Municipal Bond Fund's net assets, including $65,723,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $4,371,670,000.

On August 27, 1998, the fund acquired all of the assets and assumed all of the liabilities of Spartan Insured Municipal Income Fund. The acquisition, which was approved by the shareholders of Spartan Insured Municipal Income Fund on July 15, 1998, was accomplished by an exchange of 24,866,000 shares of the fund (each valued at $12.79) for the 25,649,000 shares then outstanding (each valued at $12.40) of Spartan Insured Municipal Income Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Insured Municipal Income Fund's net assets, including $22,083,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $3,454,350,000.

On August 20, 1998, the fund acquired all of the assets and assumed all of the liabilities of Spartan Aggressive Municipal Fund. The acquisition, which was approved by the shareholders of Spartan Aggressive Municipal Fund on July 15, 1998, was accomplished by an exchange of 72,669,000 shares of the fund (each valued at $12.71) for the 77,680,000 shares then outstanding (each valued at $11.89) of Spartan Aggressive Municipal Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Aggressive Municipal Fund's net assets, including $55,780,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $4,081,148,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Court Street Trust and the Shareholders of Spartan Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Income Fund (a fund of Fidelity Court Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   January 6, 2000

DISTRIBUTIONS

The Board of Trustees of Spartan Municipal Income Fund voted to pay on December 23. 1999, to shareholders of record at the opening of business on December 22, 1999, a distribution of $.006 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 10.79% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on December 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

                 # OF             % OF
                VOTES CAST        VOTES CAST
RALPH F. COX
Affirmative    3,135,419,311.04   97.006

Withheld       96,777,025.22      2.994

TOTAL          3,232,196,336.26   100.000

PHYLLIS BURKE DAVIS
Affirmative    3,132,582,110.71   96.918

Withheld       99,614,225.55      3.082

TOTAL          3,232,196,336.26   100.000

ROBERT M. GATES
Affirmative    3,135,664,806.55   97.013

Withheld       96,531,529.71      2.987

TOTAL          3,232,196,336.26   100.000

EDWARD C. JOHNSON 3D
Affirmative    3,134,639,545.56   96.982

Withheld       97,556,790.70      3.018

TOTAL          3,232,196,336.26   100.000

DONALD J. KIRK
Affirmative    3,136,284,719.58   97.033

Withheld       95,911,616.68      2.967

TOTAL          3,232,196,336.26   100.000

NED C. LAUTENBACH
Affirmative    3,137,914,510.94   97.083

Withheld       94,281,825.32      2.917

TOTAL          3,232,196,336.26   100.000

                 # OF             % OF
                VOTES CAST        VOTES CAST
PETER S. LYNCH
Affirmative    3,138,556,508.13   97.103

Withheld       93,639,828.13      2.897

TOTAL          3,232,196,336.26   100.000

WILLIAM O. MCCOY
Affirmative    3,136,319,971.15   97.034

Withheld       95,876,365.11      2.966

TOTAL          3,232,196,336.26   100.000

GERALD C. MCDONOUGH
Affirmative    3,128,315,051.03   96.786

Withheld       103,881,285.23     3.214

TOTAL          3,232,196,336.26   100.000

MARVIN L. MANN
Affirmative    3,136,894,405.50   97.051

Withheld       95,301,930.76      2.949

TOTAL          3,232,196,336.26   100.000

ROBERT C. POZEN
Affirmative    3,137,057,584.79   97.057

Withheld       95,138,751.47      2.943

TOTAL          3,232,196,336.26   100.000

THOMAS R. WILLIAMS
Affirmative    3,128,882,711.68   96.804

Withheld       103,313,624.58     3.196

TOTAL          3,232,196,336.26   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

                 # OF             % OF
                VOTES CAST        VOTES CAST

Affirmative    2,421,217,797.94   95.624

Against        34,020,972.41      1.343

Abstain        76,792,755.49      3.033

TOTAL          2,532,031,525.84   100.000

PROPOSAL 3

To adopt an Amended and Restated Declaration of Trust.*

                 # OF             % OF
                VOTES CAST        VOTES CAST
Affirmative         2,887,949,756.03   90.562

Against             150,461,756.38     4.718

Abstain             150,503,417.13     4.720

TOTAL               3,188,914,929.54   100.000

Broker Non-Votes    43,281,406.72

PROPOSAL 4

To approve an amended management contract, including a management fee structure change for the fund and allow future modifications of the contract without a shareholder vote if permitted by the 1940 Act.

                 # OF             % OF
                VOTES CAST        VOTES CAST
Affirmative    2,299,822,586,62   90.829

Against        105,137,160.25     4.152

Abstain        127,071,778.97     5.019

TOTAL          2,532,031,525.84   100.000

PROPOSAL 5
To approve a plan providing for the reorganization of the fund from a series of one Massachusetts Business Trust to another.

                 # OF             % OF
                VOTES CAST        VOTES CAST
Affirmative         2,247,568,880.20   90.093

Against             106,423,990.09     4.266

Abstain             140,714,554.03     5.641

TOTAL               2,494,707,424.32   100.000

Broker Non-Votes    37,324,101.52

PROPOSAL 6

To eliminate the fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                 # OF             % OF
                VOTES CAST        VOTES CAST
Affirmative         2,167,706,209.27   86.892

Against             182,090,352.74     7.299

Abstain             144,910,862.31     5.809

TOTAL               2,494,707,424.32   100.000

Broker Non-Votes    37,324,101.52

PROPOSAL 7

To amend the fund's fundamental investment limitation concerning diversification to exclude securities of other investment companies from the limitation for the fund.

                 # OF             % OF
                VOTES CAST        VOTES CAST
Affirmative         2,169,996,974.35   86.984

Against             173,239,479.87     6.944

Abstain             151,470,970.10     6.072

TOTAL               2,494,707,424.32   100.000

Broker Non-Votes    37,324,101.52

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(PHONE_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investment Money
Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Citibank N.A.
New York NY
and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank N.A.
New York NY

FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


(2_FIDELITY_LOGOS)

SPARTAN(REGISTERED TRADEMARK)
MINNESOTA MUNICIPAL INCOME
FUND

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   19  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  23  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  26  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MN MUNICIPAL INCOME    -2.43%       34.89%        78.46%

LB Minnesota Enhanced          -1.84%       38.22%        n/a
Municipal Bond

Minnesota Municipal Debt       -4.11%       30.54%        78.34%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a market value-weighted index of Minnesota investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MN MUNICIPAL INCOME    -2.43%       6.17%         5.96%

LB Minnesota Enhanced          -1.84%       6.69%         n/a
Municipal Bond

Minnesota Municipal Debt       -4.11%       5.47%         5.95%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Spartan MN Muni Income      LB Municipal Bond
             00082                       LB015
  1989/12/31      10000.00                    10000.00
  1990/01/31       9930.88                     9952.70
  1990/02/28      10043.55                    10041.28
  1990/03/31      10053.75                    10044.29
  1990/04/30       9924.84                     9971.57
  1990/05/31      10126.89                    10189.25
  1990/06/30      10222.74                    10278.81
  1990/07/31      10397.67                    10429.91
  1990/08/31      10227.99                    10278.47
  1990/09/30      10316.42                    10284.33
  1990/10/31      10444.10                    10470.89
  1990/11/30      10673.01                    10681.46
  1990/12/31      10721.95                    10727.92
  1991/01/31      10812.30                    10871.89
  1991/02/28      10883.05                    10966.47
  1991/03/31      10901.55                    10970.42
  1991/04/30      11033.36                    11116.33
  1991/05/31      11144.09                    11215.15
  1991/06/30      11099.50                    11204.05
  1991/07/31      11243.69                    11340.52
  1991/08/31      11356.56                    11489.87
  1991/09/30      11438.25                    11639.47
  1991/10/31      11477.40                    11744.22
  1991/11/30      11452.68                    11776.99
  1991/12/31      11633.16                    12029.72
  1992/01/31      11684.03                    12057.15
  1992/02/29      11732.83                    12061.01
  1992/03/31      11751.45                    12065.47
  1992/04/30      11834.52                    12172.86
  1992/05/31      11964.52                    12316.13
  1992/06/30      12125.94                    12522.79
  1992/07/31      12424.29                    12898.23
  1992/08/31      12297.10                    12772.47
  1992/09/30      12326.20                    12856.00
  1992/10/31      12096.01                    12729.63
  1992/11/30      12375.73                    12957.62
  1992/12/31      12520.43                    13089.91
  1993/01/31      12711.37                    13242.15
  1993/02/28      13103.75                    13721.12
  1993/03/31      12981.46                    13576.08
  1993/04/30      13103.18                    13713.07
  1993/05/31      13192.43                    13790.13
  1993/06/30      13408.22                    14020.29
  1993/07/31      13425.10                    14038.66
  1993/08/31      13705.94                    14330.94
  1993/09/30      13901.97                    14494.17
  1993/10/31      13919.64                    14522.15
  1993/11/30      13802.82                    14394.21
  1993/12/31      14075.71                    14698.07
  1994/01/31      14239.14                    14865.92
  1994/02/28      13867.09                    14480.89
  1994/03/31      13265.13                    13891.23
  1994/04/30      13341.57                    14009.03
  1994/05/31      13433.69                    14130.49
  1994/06/30      13385.35                    14044.15
  1994/07/31      13630.58                    14301.58
  1994/08/31      13660.59                    14351.06
  1994/09/30      13483.57                    14140.39
  1994/10/31      13191.25                    13889.26
  1994/11/30      12898.55                    13638.14
  1994/12/31      13229.84                    13938.31
  1995/01/31      13615.05                    14336.67
  1995/02/28      14005.98                    14753.58
  1995/03/31      14155.75                    14923.10
  1995/04/30      14169.38                    14940.71
  1995/05/31      14559.19                    15417.47
  1995/06/30      14440.06                    15283.33
  1995/07/31      14496.71                    15428.22
  1995/08/31      14661.02                    15623.85
  1995/09/30      14769.49                    15722.75
  1995/10/31      14975.35                    15951.36
  1995/11/30      15206.25                    16215.99
  1995/12/31      15346.34                    16371.83
  1996/01/31      15442.80                    16495.43
  1996/02/29      15367.46                    16384.09
  1996/03/31      15170.46                    16174.70
  1996/04/30      15109.72                    16128.93
  1996/05/31      15106.80                    16122.47
  1996/06/30      15242.67                    16298.05
  1996/07/31      15380.13                    16446.36
  1996/08/31      15360.49                    16442.41
  1996/09/30      15525.78                    16672.61
  1996/10/31      15722.04                    16861.17
  1996/11/30      16003.58                    17169.73
  1996/12/31      15926.21                    17097.62
  1997/01/31      15950.61                    17129.94
  1997/02/28      16085.70                    17287.19
  1997/03/31      15891.32                    17056.75
  1997/04/30      16003.97                    17199.52
  1997/05/31      16222.29                    17458.20
  1997/06/30      16409.04                    17644.13
  1997/07/31      16852.47                    18132.87
  1997/08/31      16697.35                    17962.96
  1997/09/30      16885.50                    18176.18
  1997/10/31      16985.67                    18293.06
  1997/11/30      17098.83                    18400.62
  1997/12/31      17335.51                    18669.08
  1998/01/31      17480.68                    18861.75
  1998/02/28      17466.77                    18867.41
  1998/03/31      17490.72                    18884.01
  1998/04/30      17419.86                    18798.84
  1998/05/31      17661.44                    19096.43
  1998/06/30      17714.35                    19171.67
  1998/07/31      17738.16                    19219.79
  1998/08/31      18014.35                    19516.74
  1998/09/30      18210.25                    19759.92
  1998/10/31      18201.07                    19759.52
  1998/11/30      18253.02                    19828.88
  1998/12/31      18291.36                    19878.84
  1999/01/31      18473.35                    20115.20
  1999/02/28      18373.33                    20027.30
  1999/03/31      18378.95                    20055.14
  1999/04/30      18430.87                    20105.08
  1999/05/31      18323.38                    19988.67
  1999/06/30      18048.89                    19700.83
  1999/07/31      18120.06                    19772.54
  1999/08/31      17977.89                    19614.36
  1999/09/30      17981.75                    19622.40
  1999/10/31      17821.40                    19409.70
  1999/11/30      17974.14                    19616.22
  1999/12/31      17846.18                    19470.07
IMATRL PRASUN   SHR__CHT 19991231 20000111 113321 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Minnesota Municipal Income Fund on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $17,846 - a 78.46% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,470 - a 94.70% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond prices,
for example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998   1997   1996    1995

Dividend returns  4.41%                     4.80%  5.29%  5.22%   6.40%

Capital returns   -6.84%                    0.71%  3.56%  -1.44%   9.60%

Total returns     -2.43%                    5.51%  8.85%  3.78%   16.00%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.35(cents)   25.79(cents)   51.06(cents)

Annualized dividend rate    4.79%         4.72%          4.61%

30-day annualized yield     4.90%         -              -

30-day annualized           8.32%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.69 over the past one month, $10.83 over the past six months and $11.07 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.12% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A combination of three interest-rate
hikes by the Federal Reserve board,
near-constant inflation
expectations, the continuation of a
strong U.S. equity market and weak
institutional demand all contributed
to a decline in the municipal bond
market in 1999. For the 12-month
period ending December 31, 1999,
the Lehman Brothers Municipal
Bond Index - an index of over
35,000 investment-grade, fixed-rate,
tax-exempt bonds - fell 2.06%.
Retail investors dominated demand,
in contrast to the more typical
institutional buying of recent years.
In comparison to other fixed-income
investments, municipal bonds had
mixed results. Relative to long-term
government bonds, muni
performance was stellar, as the total
return on 30-year Treasuries was the
lowest - according to Morningstar
- since the U.S. Treasury started
regular long bond auctions in 1977.
For the one-year period ending
December 31, 1999, the Lehman
Brothers Long-Term Government
Bond Index fell 8.73%. Spread
sectors fared somewhat better than
their municipal counterparts. The
Lehman Brothers Corporate Bond
Index was down 1.96% for the
period, but mortgage securities
were one of the better domestic debt
offerings of 1999, with a one-year
return of 1.86% according to the
Lehman Brothers Mortgage-Backed
Securities Index. Meanwhile, the
Lehman Brothers Aggregate Bond
Index - a broad measure of the
taxable bond market - posted a
marginally negative return of -0.82%.

(Photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Minnesota Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past 12 months, rising interest rates caused the fund to post a negative return, although it outpaced its peers. For the 12-month period that ended December 31, 1999, the fund had a total return of -2.43%. To get a sense of how the fund did relative to its competitors, the Minnesota municipal debt funds average returned -4.11% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, fell 1.84%

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. The fund's focus on intermediate-maturity bonds was one factor. Throughout the year I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - a strategy that ultimately worked in the fund's favor. For a short time in 1999, intermediates suffered due to reduced demand and increased supply due to relatively heavy selling by institutional investors. In contrast, shorter- and longer-term bonds held up fairly well thanks to more or less constant demand for them. However, based on Fidelity's quantitative research models, I felt that intermediates continued to offer the most attractive value for their given interest-rate sensitivity and their total return potential. That patience was rewarded: The fund's focus on this maturity range worked in its favor when institutional investors came back into the market with purchases of intermediate securities.

Q. WHAT OTHER STRUCTURAL CHARACTERISTICS AIDED PERFORMANCE?

A. The fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose. Also, the fund's emphasis of non-callable bonds - which can't be redeemed by their issuers before maturity - was a plus for performance. Rising interest rates decreased the likelihood that many callable bonds would be redeemed by their issuers before maturity, heightening their interest-rate sensitivity. As a result, non-callable bonds generally outperformed callable securities.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Health care bonds continued their disappointing run throughout 1999, coming under pressure from a variety of challenges. Chief among them were cutbacks in Medicare managed care payments. Even high-quality health care organizations such as the Mayo Clinic were caught up in the hospital sector's malaise, despite the fact that the financial results of Mayo and other holdings were good. My approach to investments in the health care sector is to be very selective, emphasizing hospitals with a proven track record that I believe can be managed well through the evolving, more competitive operating environment.

Q. WHERE DID YOU FIND OPPORTUNITIES OVER THE PAST YEAR?

A. I continued to find some attractive opportunities among bonds backed by Minnesota colleges and universities. I liked them because they helped the fund diversify away from economically sensitive securities such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Projections call for an increasing number of students to seek advanced degrees over the next several years. Some of the fund's largest holdings in the education sector at the end of the period were bonds issued by the University of Minnesota and bonds issued by the Minnesota Higher Education Facilities Authority on behalf of Macalester College and Saint Thomas University.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipals were priced cheaply compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will, as always, be the direction of interest rates. But instead of spending time trying to forecast interest-rate movements, I'll look for attractively priced bonds that I believe will outperform, no matter where interest rates end up. From a credit quality perspective, Minnesota has benefited from strong economic growth and fiscal balance, both of which should continue to be positives for the state's municipal bond issuers.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

CHRISTINE THOMPSON ON
MUNICIPAL BOND DEMAND:

"The demand for municipals can
vary a great deal in response to the
behavior of various market
participants. Corporations,
individual investors and trust
accounts tend to favor short-term
securities, which are less
interest-rate sensitive and,
therefore, tend to be less volatile
than the overall municipal
market. Individual investors,
along with mutual funds and
insurance companies - which
invest the insurance premiums
they collect - are the primary
purchasers of
intermediate-maturity bonds.
Higher-yielding, longer-term
securities, which tend to be the
most volatile, generally are the
domain of long-maturity mutual
funds, hedge funds and other
investors known as
`arbitrageurs,' who seek to exploit
small differences between various
fixed-income investments. At a
given point in time, a specific
municipal bond maturity range
may look cheap or expensive as
different categories of investors
embrace them or step aside. With
the help of Fidelity's research
team, I try to take advantage of the
anomalies that can occur by
investing in bond maturities that
look cheap due to weak demand
and selling those that have
performed well in response to
strong demand."

FUND FACTS

GOAL: high level of current
tax-free income for Minnesota
residents by normally investing
in investment-grade municipal
debt securities whose interest is
free from federal and Minnesota
personal income tax

FUND NUMBER: 082

TRADING SYMBOL: FIMIX

START DATE: November 21,
1985

SIZE: as of December 31,
1999, more than $285 million

MANAGER: Christine Thompson,
since 1998; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1985
(checkmark)

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
DECEMBER 31, 1999

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

General Obligations            28.9                     32.2

Electric Utilities             17.3                     16.8

Health Care                    16.3                     16.2

Education                      13.1                     12.3

Housing                        5.3                      5.0

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

                                                       6 MONTHS AGO

Years                          12.6                     12.4


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1999

                                   6 MONTHS AGO

Years                         6.5   6.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1999
Row: 1, Col: 1, Value: 51.3
Row: 1, Col: 2, Value: 38.5
Row: 1, Col: 3, Value: 44.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.3
Row: 1, Col: 6, Value: 0.1
Aaa 51.3%
Aa, A 44.3%
Baa 4.3%
Short-term
Investments 0.1%

AS OF JUNE 30, 1999
Row: 1, Col: 1, Value: 56.4
Row: 1, Col: 2, Value: 39.4
Row: 1, Col: 3, Value: 40.5
Row: 1, Col: 4, Value: 0.6000000000000001
Row: 1, Col: 5, Value: 2.9
Row: 1, Col: 6, Value: 0.2
Aaa 56.4%
Aa, A 40.5%
Baa 2.9%
Short-term
Investments 0.2%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


MUNICIPAL BONDS - 98.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - 96.6%

Albany Independent School         Aa1       $ 1,000,000                     $ 1,031,790
District #745  Series A, 6%
2/1/16

Bloomington Independent
School District #271 Series B:

5.25% 2/1/10                      Aa1        1,000,000                       1,002,590

5.25% 2/1/11                      Aa1        1,820,000                       1,808,589

Chanhassen Gen. Oblig. Impt.
(Cap. Appreciation) Series D:

0% 2/1/03 (AMBAC Insured)         Aaa        1,730,000                       1,491,381

0% 2/1/04 (AMBAC Insured)         Aaa        1,700,000                       1,389,835

Cloquet Poll. Cont. Rev.          BBB+       4,345,000                       3,954,341
Rfdg. (Potlach Corp. Proj.)
5.9% 10/1/26

Dakota County Hsg. & Redev.       AAA        100,000                         101,326
Auth. Interest For South
Saint Paul Rev. Rfdg.
(Single Family - GNMA Prog.)
Series A, 8.1% 9/1/12

Elk River Independent School      Aa1        1,600,000                       1,576,704
District #728  Series A,
5.15% 2/1/11

Golden Valley Gen. Oblig.         A-         2,500,000                       2,122,650
Rev. (Covenant Retirement
Cmnty. Proj.) Series A, 5.5%
12/1/29

Hastings Independent School       Aa1        5,000,000                       4,320,350
District #200  Series A, 5%
2/1/22

Hennepin County Lease Rev.        AA         5,000,000                       5,205,450
Ctfs. of Prtn.  Series A,
6.8% 5/15/17 (Pre-Refunded
to 11/15/01 @ 100) (d)

Lakeville Independent School
District #194 Rfdg. (Cap.
Appreciation):

0% 2/1/04                         Aa1        3,040,000                       2,485,352

0% 2/1/05                         Aa1        2,810,000                       2,175,193

Maple Grove Gen. Oblig. Impt.     Aa2        1,120,000                       1,034,914
Series A, 5.2% 2/1/17

Minneapolis & Saint Paul Hsg.
& Redev. Auth. Health Care
Sys. Rev.:

(Health One Oblig. Group          Aaa        2,750,000                       2,856,838
Proj.) Series A, 7.4%
8/15/11 (MBIA Insured)
(Pre-Refunded to 8/15/00 @
102) (d)

Rfdg. (Healthspan Corp.           Aaa        4,500,000                       3,805,380
Proj.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minneapolis & Saint Paul Hsg.     AAA        1,575,000                       1,626,660
Fin. Board Rev. (Single
Family Mtg. Phase IX Proj.)
7.25% 8/1/21 (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minneapolis & Saint Paul
Metro. Arpt. Commission
Arpt. Rev.:

Series 1999 A, 5.125% 1/1/31      Aaa       $ 3,375,000                     $ 2,881,980
(FGIC Insured)

Series A, 5% 1/1/19 (AMBAC        Aaa        4,000,000                       3,512,280
Insured)

Series B:

5.25% 1/1/11 (AMBAC Insured)      Aaa        3,475,000                       3,366,267
(c)

5.625% 1/1/13 (FGIC Insured)      Aaa        1,000,000                       992,830
(c)

Minneapolis & Saint Paul          Aaa        2,840,000                       2,767,040
Metro. Arpts. Commission
Rfdg. Series 13, 5.25%
1/1/11 (c)

Minneapolis Cmnty. Dev. Agcy.
Tax Increment Rev. (Cap.
Appreciation):

0% 9/1/07 (MBIA Insured)          Aaa        2,860,000                       1,922,692

0% 9/1/08 (MBIA Insured)          Aaa        4,600,000                       2,919,206

Minneapolis Gen. Oblig.:

(Cap. Appreciation) Series B:

0% 12/1/02                        Aaa        790,000                         688,295

0% 12/1/03                        Aaa        1,000,000                       828,050

0% 12/1/06                        Aaa        3,355,000                       2,355,780

0% 12/1/07                        Aaa        1,000,000                       663,630

Rfdg.:

(Sales Tax Proj.):

6.15% 10/1/05                     Aaa        2,000,000                       2,093,340

6.25% 4/1/07                      Aaa        2,000,000                       2,095,340

(Sports Arena Proj.):

5.125% 10/1/20                    Aaa        2,565,000                       2,294,469

6% 4/1/06                         Aaa        1,055,000                       1,116,485

6% 10/1/06                        Aaa        1,000,000                       1,062,330

Series B, 5.1% 9/1/08             Aaa        2,000,000                       2,004,180

Minneapolis Health Care
Facilities Rev. (Children's
Hosp. & Clinics Proj.)
Series A:

4.5% 8/15/01 (FSA Insured)        Aaa        1,275,000                       1,274,363

4.5% 8/15/02 (FSA Insured)        Aaa        1,360,000                       1,353,662

Minneapolis Hosp. Rev. Rfdg.      Aaa        3,000,000                       3,138,570
(Fairview Hosp.  & Health
Care Proj.) Series A, 6.5%
1/1/11 (MBIA Insured)

Minneapolis Spl. School
District #1:

Ctfs. of Prtn.:

Series A, 5.8% 2/1/10 (MBIA       Aaa        2,000,000                       2,064,460
Insured)

Series B, 5% 2/1/13               Aa1        2,575,000                       2,418,440

5.75% 2/1/20                      Aa1        4,210,000                       4,073,091

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minnesota Gen. Oblig.:

(Duluth Arpt. Proj.) Series       Aaa       $ 1,000,000                     $ 1,028,480
B, 6.25%  8/1/14 (c)

Rfdg.:

4.875% 8/1/01                     Aaa        2,250,000                       2,265,998

5.3% 8/1/10                       Aaa        1,450,000                       1,454,611

4.875% 8/1/07                     Aaa        1,000,000                       994,650

5.2% 5/1/07                       Aaa        5,000,000                       5,063,250

5.8% 8/1/03                       Aaa        1,000,000                       1,037,740

6% 8/1/05                         Aaa        8,255,000                       8,715,381

6% 5/1/06                         Aaa        2,000,000                       2,117,940

Minnesota Higher Ed.
Facilities Auth. Rev.:

(Carleton College Proj.):

Series 3 L1, 5.75% 11/1/12        Aa3        2,000,000                       2,024,780

Series 4 N:

5% 11/1/18                        Aa3        2,000,000                       1,759,180

5.25% 11/1/04                     Aa3        870,000                         887,026

5.25% 11/1/05                     Aa3        945,000                         960,328

(Hamline Univ. Proj.) Series      Baa1       600,000                         580,908
5 B, 5.95% 10/1/19

(Macalester College Proj.)
Series 4 C:

5.2% 3/1/08                       Aa3        1,070,000                       1,069,069

5.5% 3/1/12                       Aa3        815,000                         816,451

(Saint Thomas Univ. Proj.):

Series 3 C, 6.25% 9/1/16          A2         2,310,000                       2,336,842

Series 4 M, 5.35% 4/1/17          A2         1,000,000                       929,420

Rfdg.:

(Hamline Univ. Proj.) Series      Baa1       2,000,000                       2,002,760
4 I, 6%  10/1/12

(Macalester College Proj.)        Aa3        2,175,000                       2,248,885
Series 3 J,  6.4% 3/1/22
(Pre-Refunded to 3/1/02  @
100) (d)

(Saint Johns Univ. Proj.)         A3         3,500,000                       3,144,540
Series 4 L, 5.4% 10/1/22

(Saint Thomas Univ. Proj.):

Series 3 R1, 5.6% 10/1/15         A2         1,000,000                       973,160

Series 3 R2:

5.45% 9/1/07                      A2         650,000                         654,797

5.6% 9/1/14                       A2         4,275,000                       4,206,344

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Minnesota Hsg. Fin. Agcy.
Hsg. Dev. Rev.:

(Single Family Mtg. Prog.):

Series A, 6.95% 7/1/16            Aa2       $ 595,000                       $ 613,088

Series B, 5.8% 7/1/25 (c)         Aa2        7,000,000                       6,600,440

Series E, 6.85% 1/1/24 (c)        Aa2        960,000                         980,966

Series H, 6.5% 1/1/26 (c)         Aa2        1,620,000                       1,634,450

Series A:

6.95% 2/1/14                      Aa2        1,000,000                       1,033,710

6.95% 8/1/17                      Aa2        1,000,000                       1,037,830

7.05% 8/1/27                      Aa2        1,250,000                       1,295,813

Minnesota Pub. Facilities
Auth. Wtr. Poll. Cont. Rev.:

Rfdg. Series A:

5% 3/1/06                         Aaa        1,000,000                       1,003,420

5% 3/1/16                         Aaa        1,000,000                       904,790

6% 3/1/07                         Aaa        3,000,000                       3,176,490

Series A:

6.1% 3/1/02                       Aaa        1,855,000                       1,913,655

6.35% 3/1/01                      Aaa        1,000,000                       1,021,660

Northern Minnesota Muni. Pwr.
Agcy. Elec. Sys. Rev. Rfdg.:

Series B:

4.75% 1/1/20 (AMBAC Insured)      Aaa        3,500,000                       2,939,790

5.5% 1/1/18 (AMBAC Insured)       Aaa        4,500,000                       4,296,420

5.25% 1/1/13 (FSA Insured)        Aaa        1,500,000                       1,454,160

5.375% 1/1/14 (FSA Insured)       Aaa        8,500,000                       8,289,455

Northfield College Facilities
Rev. Rfdg.  (Saint Olaf
College Proj.):

6.3% 10/1/12                      A3         1,455,000                       1,511,454

6.4% 10/1/21                      A3         1,690,000                       1,717,310

Rochester Health Care
Facilities Rev.:

(Mayo Foundation/Mayo Med.
Ctr. Proj.):

Series A:

5.375% 11/15/18                   AA+        2,250,000                       2,089,485

5.5% 11/15/27                     AA+        5,750,000                       5,290,000

Series H, 6.026% 11/15/15         AA+        13,000,000                      13,160,419

Series I, 5.9% 11/15/10           AA+        2,250,000                       2,332,935

Rfdg. (Mayo Foundation/Mayo
Med. Ctr. Proj.) Series I:

5.875% 11/15/08                   AA+        1,000,000                       1,041,790

5.9% 11/15/09                     AA+        1,000,000                       1,039,620

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Saint Cloud Gen. Oblig. Rfdg.     Aaa       $ 2,165,000                     $ 2,016,438
(Wtr. & Swr. Proj.) Series
B, 5% 8/1/13 (FGIC Insured)

Saint Cloud Hosp. Facilities
Rev. Rfdg.  (Saint Cloud
Hosp. Proj.):

Series A, 5.5% 7/1/05 (AMBAC      Aaa        995,000                         1,022,183
Insured)

Series B, 5% 7/1/20 (AMBAC        Aaa        1,000,000                       870,010
Insured)

Saint Cloud Independent           Aaa        1,000,000                       1,023,780
School District #742 Rfdg.
Series A, 6.1% 2/1/10 (FGIC
Insured)

Saint Louis Park Health Care
Facilities Rev.:

(Healthsystem Obligated           Aaa        2,750,000                       2,390,355
Proj.) Series A, 5.2% 7/1/23
(AMBAC Insured)

Series B, 5.1% 7/1/13 (AMBAC      Aaa        3,600,000                       3,401,496
Insured)

Saint Paul Gen. Oblig. (Block     Aa2        2,000,000                       1,628,680
39 Proj.) 4.75% 2/1/25

Saint Paul Hsg. & Redev.          BBB+       2,600,000                       2,065,492
Auth. Health Care Facilities
Rev. (Regions Hosp. Proj.)
5.3% 5/15/28

Saint Paul Independent School
District #625:

Series A, 4.75% 2/1/16            Aa1        1,000,000                       868,130

Series B, 5.8% 2/1/12             Aa1        1,200,000                       1,223,760

Series C:

6.125% 2/1/03                     Aa3        1,225,000                       1,277,908

6.125% 2/1/04                     Aa3        1,300,000                       1,369,706

6.125% 2/1/05                     Aa3        1,350,000                       1,425,452

Saint Paul Port Auth. Energy      Aaa        2,500,000                       2,464,150
Park Tax Increment Rev.
Rfdg. 1st Lien, 5% 2/1/08
(FSA Insured)

Seaway Port Auth. Duluth Ind.     A1         2,750,000                       2,896,740
Dev. Dock & Wharf Rev. Rfdg.
(Cargill, Inc. Proj.) Series
B, 6.8% 5/1/12 (e)

Southern Minnesota Muni. Pwr.
Agcy. Pwr. Supply Sys. Rev.:

(Cap. Appreciation) Series B,     Aaa        2,500,000                       2,394,000
0% 1/1/01 (MBIA Insured)

Rfdg. Series A, 5% 1/1/12         A2         6,500,000                       6,122,025

Series A, 5% 1/1/08 (AMBAC        Aaa        3,075,000                       3,051,169
Insured)

Stillwater Independent School     Aa1        2,110,000                       1,933,203
District #834 Rfdg. 5% 2/1/15

Univ. of Minnesota Gen.           Aa3        12,200,000                      12,215,372
Oblig. Rfdg. 4.8% 8/15/03

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

West Saint Paul Independent
School  District #197 (Cap.
Appreciation):

0% 2/1/02 (MBIA Insured)          Aaa       $ 1,550,000                     $ 1,404,889

0% 2/1/03 (MBIA Insured)          Aaa        1,180,000                       1,017,243

Western Minnesota Muni. Pwr.
Agcy. Pwr. Supply Rev.:

Rfdg. Series A:

5.375% 1/1/08 (AMBAC Insured)     Aaa        4,000,000                       4,066,400

5.4% 1/1/09 (AMBAC Insured)       Aaa        6,825,000                       6,918,093

5.5% 1/1/12 (AMBAC Insured)       Aaa        1,750,000                       1,760,168

6.25% 1/1/04 (AMBAC Insured)      Aaa        2,600,000                       2,735,382

6.25% 1/1/05 (AMBAC Insured)      Aaa        3,000,000                       3,180,360

Series A, 6.375% 1/1/16           Aaa        1,875,000                       1,974,169
(Escrowed to Maturity) (d)

Series B, 6% 1/1/04 (AMBAC        Aaa        1,000,000                       1,043,090
Insured)

                                                                             275,287,656

PUERTO RICO - 2.1%

Puerto Rico Commonwealth          Baa1       1,000,000                       1,032,830
Rfdg. Series A,  6% 7/1/14

Puerto Rico Commonwealth Hwy.     Baa1       2,680,000                       2,428,026
& Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36

Puerto Rico Elec. Pwr. Auth.      Aaa        1,500,000                       1,447,920
Pwr. Rev. Rfdg. Series EE,
5.25% 7/1/14 (MBIA Insured)

Puerto Rico Ind. Med. &           Aa3        1,250,000                       1,250,000
Envir. Poll. Cont.
Facilities Fing. Auth. Rev.
(Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14

                                                                             6,158,776

TOTAL MUNICIPAL BONDS                                                        281,446,432
(Cost $285,749,245)



MUNICIPAL NOTES - 0.1%

                               PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MINNESOTA - 0.1%

Minneapolis & Saint Paul Hsg.  $ 200,000                        $ 200,000
& Redev. Auth.  Health Care
Sys. Rev. (Children's Health
Care Proj.)  Series B, 4.75%
(FSA Insured) (BPA Norwest
Bank NA Minnesota), VRDN (b)

Saint Paul Hsg. & Redev.        100,000                          100,000
Auth. Rev. (Minnesota
Science Museum Proj.) Series
B, 5.45%, LOC U.S. Bank NA,
Minnesota, VRDN (b)

TOTAL MUNICIPAL NOTES                                           300,000
(Cost $300,000)

TOTAL INVESTMENT PORTFOLIO -                                    281,746,432
98.8%  (Cost $286,049,245)

NET OTHER ASSETS - 1.2%                                         3,282,242

NET ASSETS - 100%                                               $ 285,028,674


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  ACQUISITION COST

Seaway Port Auth. Duluth Ind.  5/20/92           $ 2,750,000
Dev. Dock & Wharf Rev. Rfdg.
(Cargill, Inc. Proj.) Series
B, 6.8% 5/1/12

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        83.5%  AAA, AA, A    80.7%

Baa               2.1%   BBB           2.1%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          28.9%

Electric Utilities           17.3

Health Care                  16.3

Education                    13.1

Housing                      5.3

Others* (individually less    19.1
than 5%)

                             100.0%

*  Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $286,049,245. Net unrealized depreciation aggregated $4,302,813, of which $4,203,128 related to appreciated investment securities and $8,505,941 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $2,562,000 all of which will expire on December 31, 2003.

During the fiscal year ended December 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 6.20% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 281,746,432
value (cost $286,049,245) -
See accompanying schedule

Receivable for investments                   194,673
sold

Receivable for fund shares                   41,300
sold

Interest receivable                          4,924,071

 TOTAL ASSETS                                286,906,476

LIABILITIES

Payable to custodian bank       $ 17,586

Payable for investments          1,015,213
purchased

Payable for fund shares          357,924
redeemed

Distributions payable            342,107

Accrued management fee           91,564

Other payables and accrued       53,408
expenses

 TOTAL LIABILITIES                           1,877,802

NET ASSETS                                  $ 285,028,674

Net Assets consist of:

Paid in capital                             $ 292,626,351

Accumulated undistributed net                (3,294,864)
realized gain (loss)  on
investments

Net unrealized appreciation                  (4,302,813)
(depreciation) on investments

NET ASSETS, for 26,812,209                  $ 285,028,674
shares outstanding

NET ASSET VALUE, offering                    $10.63
price and redemption price
per share ($285,028,674
(divided by) 26,812,209
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                              $ 15,822,115

EXPENSES

Management fee                  $ 1,170,258

Transfer agent fees              268,796

Accounting fees and expenses     93,879

Non-interested trustees'         886
compensation

Custodian fees and expenses      11,510

Registration fees                25,702

Audit                            33,731

Legal                            14,527

Reports to shareholders          6,862

Miscellaneous                    1,002

 Total expenses before           1,627,153
reductions

 Expense reductions              (41,261)     1,585,892

NET INTEREST INCOME                           14,236,223

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           207,805

 Futures contracts               (81,958)     125,847

Change in net unrealized                      (22,008,436)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               (21,882,589)

NET INCREASE (DECREASE) IN                   $ (7,646,366)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 14,236,223                  $ 14,177,286

 Net realized gain (loss)         125,847                       2,675,247

 Change in net unrealized         (22,008,436)                  (347,464)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (7,646,366)                   16,505,069
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (14,236,223)                  (14,177,286)
from net interest income

Share transactions Net            62,235,219                    53,743,312
proceeds from sales of shares

 Reinvestment of                  10,605,135                    10,626,668
distributions from net
interest income

 Cost of shares redeemed          (77,965,144)                  (51,269,062)

 NET INCREASE (DECREASE) IN       (5,124,790)                   13,100,918
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (27,007,379)                  15,428,701
IN NET ASSETS

NET ASSETS

 Beginning of period              312,036,053                   296,607,352

 End of period                   $ 285,028,674                 $ 312,036,053

OTHER INFORMATION
Shares

 Sold                             5,579,462                     4,731,591

 Issued in reinvestment of        960,629                       935,606
distributions

 Redeemed                         (7,066,801)                   (4,515,295)

 Net increase (decrease)          (526,710)                     1,151,902


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.410   $ 11.330   $ 10.940   $ 11.100   $ 10.130
of period

Income from Investment            .511       .531       .551       .562       .613
Operations Net interest
income

Net realized and unrealized       (.780)     .080       .390       (.160)     .972
gain (loss)

Total from investment             (.269)     .611       .941       .402       1.585
operations

Less Distributions

From net interest income          (.511)     (.531)     (.551)     (.562)     (.613)

In excess of net realized gain    -          -          -          -          (.002)

Total distributions               (.511)     (.531)     (.551)     (.562)     (.615)

Net asset value, end of period   $ 10.630   $ 11.410   $ 11.330   $ 10.940   $ 11.100

TOTAL RETURN A                    (2.43)%    5.51%      8.85%      3.78%      16.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 285,029  $ 312,036  $ 296,607  $ 294,432  $ 315,167
(000 omitted)

Ratio of expenses to average      .53%       .55% B     .56% B     .60%       .57%
net assets

Ratio of expenses to average      .51% C     .55%       .56%       .60%       .57%
net assets after expense
reductions

Ratio of net interest income      4.62%      4.68%      5.00%      5.15%      5.69%
to average net assets

Portfolio turnover rate           21%        17%        18%        17%        49%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The fund may be affected by economic and political developments in the state of Minnesota. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures, capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,896,740 or 1.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $62,810,356 and $64,002,366, respectively.

The market value of futures contracts opened and closed during the period amounted to $10,713,166 and $10,631,208, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .09% of average net assets.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,908 and $30,353, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Minnesota Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
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Scottsdale, AZ
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Campbell, CA
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Denver, CO
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222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
Boca Raton, FL
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1907 West State Road 434
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Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management Inc., (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com